JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

617-663-3000

August 29, 2013

Dear Variable Annuity and Variable Life Contract Owners:

A Special Meeting of Shareholders of John Hancock Variable Insurance Trust (“JHVIT”) will be held at 601 Congress Street, Boston, Massachusetts 02210, on October 10, 2013 at 2:00 p.m., Eastern Time (the “Meeting”). At the Meeting, as shown in the following table, shareholders of each of eight series or funds of JHVIT (each, an “Acquired Fund” and, together, the “Acquired Funds”) will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the combination of that Acquired Fund into one of the other series or funds of JHVIT, as shown in the following table (each, an “Acquiring Fund” and, together, the “Acquiring Funds”) (each, a “Reorganization” and, together, the “Reorganizations”).

Acquired Fund	Acquiring Fund

All Cap Value Trust	Fundamental Large Cap Value Trust

Core Allocation Plus Trust	Core Strategy Trust

Core Fundamental Holdings Trust	Core Strategy Trust

Core Global Diversification Trust	Core Strategy Trust

Disciplined Diversification Trust	Core Strategy Trust

Fundamental Holdings Trust	Core Strategy Trust

Global Diversification Trust	Core Strategy Trust

Smaller Company Growth Trust	Small Cap Opportunities Trust

Under the Plan and with respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the corresponding Acquiring Fund. The total value of all shares of an Acquiring Fund issued in each Reorganization will equal the total value of the net assets of the corresponding Acquired Fund. The number of full and fractional shares of an Acquiring Fund received by a shareholder of a corresponding Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization.

In each Reorganization, except as noted below, holders of Series I, Series II, and Series NAV shares (as applicable) of the Acquired Fund will receive Series I, Series II, and Series NAV shares, respectively, of the corresponding Acquiring Fund; holders of Series I shares of Core Global Diversification Trust will receive Series NAV shares of Core Strategy Trust; and holders of Series III shares of each of Core Fundamental Holdings Trust, Core Global Diversification Trust, and Fundamental Holdings Trust will receive Series I shares of Core Strategy Trust.

For a certain variable annuity insurance contract that currently invests in Series I shares of Fundamental Holdings Trust, it is expected that, after the Reorganization, John Hancock Life Insurance Company (“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”) will replace such Series I shares with Series NAV shares issued by Core Strategy Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. For more information, please refer to the section of the enclosed Proxy/Prospectus entitled “Other Matters Regarding Contract Holders of Series I Shares of Fundamental Holdings Trust.”

If approved by shareholders of an Acquired Fund, the Reorganization of that fund is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on December 6, 2013.

The Board of Trustees of JHVIT (the “Board”) has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in a combined Acquiring Fund that has the potential to achieve a more consistent long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than the applicable Acquired Fund. The Acquiring Funds have principal investment strategies that are similar to those of the corresponding Acquired Funds.

The value of your investment will not be affected by the applicable Reorganization. Furthermore, the Reorganizations are not expected to be taxable events for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of the Acquired Funds. The expenses of the Reorganizations will in each case be borne solely by the Acquired Fund.

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Although you are not a shareholder of JHVIT, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life insurance contracts issued by John Hancock USA and John Hancock NY are invested in subaccounts of separate accounts established by these companies, and each subaccount invests in shares of one of JHVIT’s funds. You have the right to instruct these insurance companies, as appropriate, how to vote the shares of the Acquired Funds attributable to your contracts as of August 12, 2013, the record date for the Meeting. John Hancock USA and John Hancock NY will vote all shares of each Acquired Fund owned by such companies and attributed to such contracts in proportion to the timely voting instructions with respect to that fund received from owners of contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended.

Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus for JHVIT, and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

The Board has unanimously voted in favor of each proposed Reorganization and recommends that you give voting instructions for its approval, as applicable.

In order for shares to be voted at the Meeting based on your instructions, we urge you to read the Proxy Statement/Prospectus and then complete and mail your Voting Instructions Form in the enclosed postage-paid envelope, allowing sufficient time for its receipt by the close of business on October 9, 2013. To give voting instructions by touch-tone telephone or via the Internet, follow the instructions on the Voting Instructions Form.

If you have any questions regarding any Reorganization, please call one of the following numbers:

For John Hancock USA variable annuity contracts:	(800) 344-1029

For John Hancock USA variable life contracts:	(800) 827-4546

For John Hancock NY variable annuity contracts:	(800) 551-2078

For John Hancock NY variable life contracts:	(888) 267-7784

Sincerely,

/s/ Thomas M. Kinzler
Thomas M. Kinzler Secretary John Hancock Variable Insurance Trust

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JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

617-663-3000

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of All Cap Value Trust, Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust, Global Diversification Trust, and Smaller Company Growth Trust:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of All Cap Value Trust, Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust, Global Diversification Trust, and Smaller Company Growth Trust (each, an “Acquired Fund” and, together, the “Acquired Funds”), each a separate series or fund of John Hancock Variable Insurance Trust (“JHVIT”), will be held at 601 Congress Street, Boston, Massachusetts 02210, on October 10, 2013 at 2:00 p.m., Eastern Time. A Proxy Statement/Prospectus providing information about the following proposals to be voted on at the Meeting is included with this notice.

Proposal 1	Approval of Agreement and Plan of Reorganization providing for the reorganization of All Cap Value Trust into Fundamental Large Cap Value Trust. (Only shareholders of All Cap Value Trust will vote on Proposal 1)

Proposal 2	Approval of Agreement and Plan of Reorganization providing for the reorganization of Core Allocation Plus Trust into Core Strategy Trust. (Only shareholders of Core Allocation Plus Trust will vote on Proposal 2)

Proposal 3	Approval of Agreement and Plan of Reorganization providing for the reorganization of Core Fundamental Holdings Trust into Core Strategy Trust. (Only shareholders of Core Fundamental Holdings Trust will vote on Proposal 3)

Proposal 4	Approval of Agreement and Plan of Reorganization providing for the reorganization of Core Global Diversification Trust into Core Strategy Trust. (Only shareholders of Core Global Diversification Trust will vote on Proposal 4)

Proposal 5	Approval of Agreement and Plan of Reorganization providing for the reorganization of Disciplined Diversification Trust into Core Strategy Trust. (Only shareholders of Disciplined Diversification Trust will vote on Proposal 5)

Proposal 6	Approval of Agreement and Plan of Reorganization providing for the reorganization of Fundamental Holdings Trust into Core Strategy Trust. (Only shareholders of Fundamental Holdings Trust will vote on Proposal 6)

Proposal 7	Approval of Agreement and Plan of Reorganization providing for the reorganization of Global Diversification Trust into Core Strategy Trust. (Only shareholders of Global Diversification Trust will vote on Proposal 7)

Proposal 8	Approval of Agreement and Plan of Reorganization providing for the reorganization of Smaller Company Growth Trust into Small Cap Opportunities Trust. (Only shareholders of Smaller Company Growth Trust will vote on Proposal 8)

Any other business that may properly come before the Meeting.

The Board of Trustees of JHVIT recommends that shareholders vote FOR each Proposal, as applicable.

Approval of each proposal will require the affirmative vote of the holders of at least a “Majority of the Outstanding Voting Securities” (as defined in the accompanying Proxy Statement/Prospectus) of the applicable Acquired Fund. Each shareholder of record at the close of business on August 12, 2013 is entitled to receive notice of and to vote at the Meeting.

Sincerely yours,

/s/ Thomas M. Kinzler
Thomas M. Kinzler Secretary August 29, 2013 Boston, Massachusetts

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street,

Boston, Massachusetts 02210-2805,

617-663-3000

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the “Board”) of John Hancock Variable Insurance Trust (“JHVIT”) of proxies to be used at a Special Meeting of Shareholders of JHVIT to be held at 601 Congress Street, Boston, Massachusetts 02210, on October 10, 2013, at 2:00 p.m., Eastern Time (the “Meeting”).

At the Meeting, shareholders of each of eight series or funds of JHVIT, as shown in the following table (each, an “Acquired Fund” and, together, the “Acquired Funds”) will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the “Plan”) providing for the combination of that Acquired Fund into one of the other series or funds of JHVIT, as shown in the following table (each an “Acquiring Fund” and, together, the “Acquiring Funds”) (each, a “Reorganization” and, together, the “Reorganizations”).

Acquired Fund	Acquiring Fund

All Cap Value Trust	Fundamental Large Cap Value Trust

Core Allocation Plus Trust	Core Strategy Trust

Core Fundamental Holdings Trust	Core Strategy Trust

Core Global Diversification Trust	Core Strategy Trust

Disciplined Diversification Trust	Core Strategy Trust

Fundamental Holdings Trust	Core Strategy Trust

Global Diversification Trust	Core Strategy Trust

Smaller Company Growth Trust	Small Cap Opportunities Trust

Each of All Cap Value Trust, Fundamental Large Cap Value Trust, Smaller Company Growth Trust, and Small Cap Opportunities Trust invests primarily in equity securities. Each of Core Allocation Plus Trust, Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust, Global Diversification Trust, and Core Strategy Trust operates as a “fund of funds” that invests primarily in securities issued by underlying equity and fixed-income funds.

This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganizations. Please read it carefully and retain it for future reference.

JHVIT’s Annual and Semi-Annual Reports to Shareholders contain additional information about the investments of the Acquired and Acquiring Funds. For additional information regarding the Acquired and Acquiring Funds, see the JHVIT Prospectus dated April 30, 2013, as supplemented (File Nos. 2-94157 and 811-04146), and JHVIT’s Annual Report for the period ended December 31, 2012 (File No. 811-04146), each of which is incorporated by reference into this Proxy Statement/Prospectus insofar as it relates to those funds. A Statement of Additional Information dated August 19, 2013 (File No. 333-190006) relating to this Proxy Statement/Prospectus (the “SAI”) has been filed with the Securities and Exchange Commission (the “SEC”) and also is incorporated by reference into this Proxy Statement/Prospectus. The SAI incorporates by reference the Statement of Additional Information of JHVIT dated April 30, 2013, as supplemented (the “JHVIT SAI”) (File Nos. 2-94157 and 811-04146), insofar as it relates to the Acquired and Acquiring Funds. Copies of the reports and the SAI, which will be accompanied by copies of the JHVIT SAI, may be obtained without charge by writing to JHVIT at the address stated above or by calling the appropriate toll free number listed below. For purposes of this Proxy Statement/Prospectus, references to information found or included in the SAI include information found or included in the JHVIT SAI. Contract holders having any questions regarding a Reorganization should call the appropriate toll free number listed below:

For John Hancock USA variable annuity contracts:	(800) 344-1029

For John Hancock USA variable life contracts:	(800) 827-4546

For John Hancock NY variable annuity contracts:	(800) 551-2078

For John Hancock NY variable life contracts:	(888) 267-7784

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

The date of this Proxy Statement/Prospectus is August 29, 2013.

Under the Plan and with respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate. As a result, each shareholder of an Acquired Fund will become a shareholder of the Acquiring Fund. The total value of all shares of the Acquiring Fund issued in a Reorganization will equal the total value of the net assets of the corresponding Acquired Fund. The number of full and fractional shares of the Acquiring Fund received by a shareholder of the corresponding Acquired Fund will be equal in value to the value of that shareholder’s shares of the Acquired Fund as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) on the closing date of the Reorganization, which is expected to be on or about December 6, 2013 (the “Exchange Date”).

In each Reorganization, except as noted below, holders of Series I, Series II, and Series NAV shares (as applicable) of the Acquired Fund will receive Series I, Series II, and Series NAV shares, respectively, of the corresponding Acquiring Fund; holders of Series I shares of Core Global Diversification Trust will receive Series NAV shares of Core Strategy Trust; and holders of Series III shares of each of Core Fundamental Holdings Trust, Core Global Diversification Trust, and Fundamental Holdings Trust will receive Series I shares of Core Strategy Trust.

For a certain variable annuity insurance contract that currently invests in Series I shares of Fundamental Holdings Trust, it is expected that, after the Reorganization, John Hancock Life Insurance Company (“John Hancock USA”) and John Hancock Life Insurance Company of New York (“John Hancock NY”) will replace such Series I shares with Series NAV shares issued by Core Strategy Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. For more information, please refer to the section entitled “Other Matters Regarding Contract Holders of Series I Shares of Fundamental Holdings Trust.”

If approved by shareholders of an Acquired Fund, the Reorganization of that fund is expected to occur as of the close of regularly scheduled trading on the NYSE on December 6, 2013. All share classes of each Acquired Fund will vote in the aggregate and not by class. The consummation of the Reorganization as to an Acquired Fund and its corresponding Acquiring Fund is not contingent upon the consummation of the Reorganization of any other Acquired Fund and its corresponding Acquiring Fund. The terms and conditions of each Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of the Plan attached hereto as Appendix A.

JHVIT is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (information on the operation of this reference facility may be obtained by calling the SEC at 1-202-551-8090); at the Northeast Regional Office (3 World Financial Center, New York, New York 10281); and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Such materials also are available on the SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.

INTRODUCTION		1
OVERVIEW OF THE REORGANIZATIONS		3
Proposal 1	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF ALL CAP VALUE TRUST INTO FUNDAMENTAL LARGE CAP VALUE TRUST (Only shareholders of All Cap Value Trust will vote on Proposal 1)	7
Proposal 2	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF CORE ALLOCATION PLUS TRUST INTO CORE STRATEGY TRUST (Only shareholders of Core Allocation Plus Trust will vote on Proposal 2)	18
Proposal 3	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF CORE FUNDAMENTAL HOLDINGS TRUST INTO CORE STRATEGY TRUST (Only shareholders of Core Fundamental Holdings Trust will vote on Proposal 3)	35
Proposal 4	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF CORE GLOBAL DIVERSIFICATION TRUST INTO CORE STRATEGY TRUST (Only shareholders of Core Global Diversification Trust will vote on Proposal 4)	51
Proposal 5	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF DISCIPLINED DIVERSIFICATION TRUST INTO CORE STRATEGY TRUST (Only shareholders of Disciplined Diversification Trust will vote on Proposal 5)	68
Proposal 6	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF FUNDAMENTAL HOLDINGS TRUST INTO CORE STRATEGY TRUST (Only shareholders of Fundamental Holdings Trust will vote on Proposal 6)	85
Proposal 7	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF GLOBAL DIVERSIFICATION TRUST INTO CORE STRATEGY TRUST (Only shareholders of Global Diversification Trust will vote on Proposal 7)	101

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Proposal 8	APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF SMALLER COMPANY GROWTH TRUST INTO SMALL CAP OPPORTUNITIES TRUST (Only shareholders of Smaller Company Growth Trust will vote on Proposal 8)	117
INFORMATION ABOUT THE REORGANIZATIONS		134
	Agreement and Plan of Reorganization	134
	Reasons for the Reorganizations	136
	Board Consideration of the Reorganizations	137
	Description of the Securities to Be Issued	142
	Other Matters Regarding Contract Holders of Series I Shares of Fundamental Holdings Trust	144
	Federal Income Tax Consequences	147
CAPITALIZATION		150
ADDITIONAL INFORMATION ABOUT THE FUNDS		159
	Additional Information About the Funds of Funds’ Principal Risks	159
	Additional Information About the Direct Investment Funds’ and Underlying Funds’ Principal Risks	163
	Additional Information About the Funds’ Investment Policies	181
	Other Permitted Investments by the Funds of Funds	185
	The Subadvisors and Portfolio Managers	186
	Rule 12b-1 Fees	193
	Dividends and Distributions	194
	Purchase and Redemption of Shares	194
	Disruptive Short Term Trading	197
	Tax Matters	198
	Policy Regarding Disclosure of Fund Portfolio Holdings	201
	Broker Compensation and Revenue Sharing Arrangements	201
SHAREHOLDERS AND VOTING INFORMATION		203
	Shareholders of JHVIT	203
	Voting Procedures	204
	Solicitation of Proxies and Voting Instructions	205
OUTSTANDING SHARES AND SHARE OWNERSHIP		207
	Acquired Funds	208
	Acquiring Funds	209
FINANCIAL STATEMENTS		210
LEGAL MATTERS		210
OTHER MATTERS		210
Appendix A	FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
Appendix B	FINANCIAL HIGHLIGHTS OF THE FUNDS	B-1

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INTRODUCTION

This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of proxies to be used at the Meeting. The Board has designated August 12, 2013 as the record date for determining shareholders eligible to vote at the Meeting (the “Record Date”). All shareholders of record at the close of business on the Record Date are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of JHVIT held.

JHVIT.    JHVIT is a Massachusetts business trust that is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. JHVIT currently offers 94 separate series or funds (each a “fund”), including the Acquired and Acquiring Funds. JHVIT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts (“variable contracts”), certain entities affiliated with the insurance companies, as permitted by applicable law, and other funds of JHVIT that operate as funds of funds. Shares of JHVIT also may be sold to unaffiliated insurance companies and their separate accounts and certain qualified pension and retirement plans, but currently are not offered to such investors.

Investment Management.    John Hancock Investment Management Services, LLC (“JHIMS” or the “Advisor”) serves as investment advisor to the Acquired and Acquiring Funds. Pursuant to an Amended and Restated Advisory Agreement with JHVIT on behalf of the Acquired and Acquiring Funds, dated September 26, 2008, JHIMS is responsible for, among other things, administering the business and affairs of each of the Acquired and Acquiring Funds and selecting, contracting with, compensating and monitoring the performance of any investment subadvisor that manages the investment of the assets of the Funds pursuant to subadvisory agreements.

Dimensional Fund Advisors LP (“Dimensional”) serves as investment subadvisor to Disciplined Diversification Trust and as one of the investment subadvisors to Small Cap Opportunities Trust. The address of Dimensional is 6300 Bee Cave Road, Building One, Austin, Texas 78746.

Frontier Capital Management Company, LLC (“Frontier”) serves as one of the investment subadvisors to Smaller Company Growth Trust. The address of Frontier is 99 Summer Street, Boston, Massachusetts 02110.

Invesco Advisers, Inc. (“Invesco”) serves as one of the investment subadvisors to Small Cap Opportunities Trust. The address of Invesco is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”) and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (“JHAM (North America)”) together serve as investment subadvisors to Core Fundamental Holdings Trust, Core Global Diversification Trust, Core Strategy Trust, Fundamental Holdings Trust, Fundamental Large Cap Value Trust, and Global Diversification Trust. JHAM also serves as investment subadvisor to Fundamental Large Cap Value Trust, and JHAM (North America) also serves as one of the investment subadvisors to Smaller Company Growth Trust. The address for JHAM is 101 Huntington Avenue, Boston, Massachusetts 02199-7603, and the address for JHAM (North America) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

Lord, Abbett & Co. LLC (“Lord Abbett”) serves as investment subadvisor to All Cap Value Trust. The address of Lord Abbett is 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Perimeter Capital Management (“Perimeter”) serves as one of the investment subadvisors to Smaller Company Growth Trust. The address of Perimeter is Six Concourse Parkway, Suite 3300, Atlanta, Georgia 30328.

Wellington Management Company, LLP (“Wellington Management”), serves as investment subadvisor to Core Allocation Plus Trust. Wellington Management’s offices are located at 280 Congress Street, Boston, Massachusetts 02210.

JHIMS, the investment advisor; and Dimensional, Frontier, Invesco, JHAM, JHAM (North America), Lord Abbett, Perimeter, and Wellington Management, the subadvisors, are registered with the SEC as investment advisors under the Investment Advisers Act of 1940, as amended.

JHIMS also provides to JHVIT certain financial, accounting and administrative services such as legal services, tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight, as well as services related to the office of the Chief Compliance Officer.

The Distributor.    John Hancock Distributors, LLC (“JH Distributors”) serves as JHVIT’s distributor.

The offices of JHIMS and JH Distributors are located at 601 Congress Street, Boston, Massachusetts 02210. Their ultimate parent entity is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and primarily as “John Hancock” in the United States.

OVERVIEW OF THE REORGANIZATIONS

At its meeting held on June 24-26, 2013, the Board, including all the Trustees who are not “interested persons” (as defined in the 1940 Act) of JHVIT, the Advisor, the subadvisors, or JH Distributors (the “Independent Trustees”), approved the Plan providing for the Reorganization of each Acquired Fund into its corresponding Acquiring Fund. Each Reorganization contemplates: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund; (ii) the distribution to shareholders of the Acquired Fund of the shares of the Acquiring Fund; and (iii) the liquidation and termination of the Acquired Fund.

As a result of each Reorganization, shareholders of an Acquired Fund will become shareholders of the corresponding Acquiring Fund. In each Reorganization, the Acquiring Fund will issue a number of shares with a total value equal to the total value of the net assets of its applicable Acquired Fund, and each shareholder of the Acquired Fund will receive a number of full and fractional shares of the Acquiring Fund with a total value equal to the total value of that shareholder’s shares of the Acquired Fund, as of the close of regularly scheduled trading on the NYSE on the closing date of the Reorganization (the “Exchange Date”).

In each Reorganization, except as noted below, holders of Series I, Series II, and Series NAV shares (as applicable) of the Acquired Fund will receive Series I, Series II, and Series NAV shares, respectively, of the corresponding Acquiring Fund; holders of Series I shares of Core Global Diversification Trust will receive Series NAV shares of Core Strategy Trust; and holders of Series III shares of each of Core Fundamental Holdings Trust, Core Global Diversification Trust, and Fundamental Holdings Trust will receive Series I shares of Core Strategy Trust.

For a certain variable annuity insurance contract that currently invests in Series I shares of Fundamental Holdings Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series I shares with Series NAV shares issued by Core Strategy Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. Shares of the Acquired Funds will be available for purchase between the Record Date and the Exchange Date.

The Board has unanimously approved each Reorganization and believes that each Reorganization will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in a combined Acquiring Fund that has the potential to achieve a more consistent long-term performance record and has stronger prospects for growth and potential opportunities for economies of scale than the applicable Acquired Fund.

Each Acquired Fund has an investment objective and principal investment strategies that are similar to those of its corresponding Acquiring Fund, except that certain funds invest directly in equity and fixed-income securities (“Direct Investment Funds”), and other funds operate as funds of funds that invest in underlying funds that invest in equity and fixed-income securities (“Funds of Funds”), as detailed in the following table.

Acquired Fund	Type of Fund	Acquiring Fund	Type of Fund
All Cap Value Trust	Direct Investment Fund	Fundamental Large Cap Value Trust	Direct Investment Fund
Core Allocation Plus Trust	Direct Investment Fund	Core Strategy Trust	Fund of Funds
Core Fundamental Holdings Trust	Fund of Funds
Core Global Diversification Trust	Fund of Funds
Disciplined Diversification Trust	Direct Investment Fund
Fundamental Holdings Trust	Fund of Funds
Global Diversification Trust	Fund of Funds
Smaller Company Growth Trust	Direct Investment Fund	Small Cap Opportunities Trust	Direct Investment Fund

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate charged to the Acquiring Fund in each Reorganization is the same or lower than the advisory fee charged to the corresponding Acquired Fund, except that the effective advisory fee rate for each of Fundamental Holdings Trust and Global Diversification Trust is one basis point (0.01%) lower than the effective advisory rate charged to Core Strategy Trust. For each Reorganization, on a pro forma basis, each class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization. It should be noted, however, that in the case of Smaller Company Growth Trust, while the overall current and pro forma expense ratios of each class of shares of Small Cap Opportunities Trust, the Acquiring Fund, before waivers and reimbursements, are lower than those of the corresponding share class of the Acquired Fund, after waivers and reimbursements, the current and pro forma expenses of each class of the Acquiring Fund are higher.

Each Reorganization stands on its own — the consummation of each Reorganization is not contingent upon the approval or consummation of any of the other Reorganizations. In the case of the Acquired Funds that are combining with Core Strategy Trust, on a pro forma basis, each class of the Acquiring Fund after each Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization, whether or not all of the Reorganizations into Core Strategy Trust are approved. The factors that the Board considered in deciding to approve the Reorganizations are discussed below under “Information About the Reorganizations — Board Consideration of the Reorganizations.”

All but two of the Reorganizations are expected to qualify as tax-free reorganizations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Neither the Reorganization in which Fundamental Large Cap Value Trust will acquire the assets of All Cap Value Trust, nor the Reorganization in which Small Cap Opportunities Trust will acquire the assets of Smaller Company Growth Trust, is expected to qualify as a tax-free reorganization under Section 368(a) of the Code. Notwithstanding these two exceptions, however, none of the Reorganizations is expected to be a taxable event for federal income tax purposes for owners of variable contracts whose contract values are determined by investment in shares of each Acquired Fund. See “Information About the Reorganizations — Federal Income Tax Consequences.”

Immediately prior to a Reorganization, an Acquired Fund may, in certain situations, not comply with its investment policies. The Reorganizations will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See “Additional Information About the Funds — Purchase and Redemption of Shares” in the JHVIT Prospectus.

The expenses of the Reorganizations will in each case be borne solely by the Acquired Fund. If a Reorganization is not consummated as to an Acquired Fund, the expenses of that Reorganization will be paid by JHIMS.

Because the Acquired and Acquiring Funds that are Funds of Funds invest solely in other investment companies, they do not expect to incur any brokerage commissions or other transaction costs in selling portfolio investments in connection with the applicable Reorganizations. Acquired and Acquiring Funds that are Direct Investment Funds may, however, incur brokerage commissions or other transaction costs in selling portfolio investments in connection with the applicable Reorganizations. In particular, prior to the Reorganization, each of Core Allocation Plus Trust and Disciplined Diversification Trust may sell substantially all of its investments and invest the proceeds of such sales in shares of the underlying funds in which Core Strategy Trust invests. The Board has authorized JHVIT to retain a transition manager to facilitate these sales. As noted above, such transactions may cause these Funds to not comply with their investment policies. Sales of portfolio securities by the Direct Investment Funds are expected to result in brokerage commissions or other transaction costs of approximately $21,202 for All Cap Value Trust; $26,691 for Core Allocation Plus Trust; $38,963 for Disciplined Diversification Trust; and $75,229 for Smaller Company Growth Trust.

The aggregate estimated expenses of the Reorganizations (consisting of brokerage commissions or other transaction costs, legal, accounting, printing, solicitation and tabulation of proxies), and the expected reduction in net asset value per share (in parentheses) are as follows: $84,111 ($0.0014 per share) with respect to All Cap Value Trust, $69,164 ($0.0040 per share) with respect to Core Allocation Plus Trust, $57,434 ($0.0029 per share) with respect to Core Fundamental Holdings Trust; $64,230 ($0.0030 per share) with respect to Core Global Diversification Trust; $86,816 ($0.0048 per share) with respect to Disciplined Diversification Trust; $141,513 ($0.0015 per share) with respect to Fundamental Holdings Trust; $123,152 ($0.0017 per share) with respect to Global Diversification Trust; and $143,520 ($0.0118 per share) with respect to Smaller Company Growth Trust.

Proposal 1

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

PROVIDING FOR THE REORGANIZATION OF

ALL CAP VALUE TRUST

INTO FUNDAMENTAL LARGE CAP VALUE TRUST

Shareholders of All Cap Value Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into Fundamental Large Cap Value Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

Both All Cap Value Trust and Fundamental Large Cap Value Trust have similar investment objectives and policies, as outlined in the chart below. The following is a brief summary of the similarities and differences between the funds’ investment policies. Both the Acquired and Acquiring Funds invest primarily in equity securities. All Cap Value Trust focuses on equity securities issued by U.S. companies and invests at least 50% of its net assets in equity securities of large cap companies. Fundamental Large Cap Value Trust invests at least 80% of its net assets in equity securities of large cap companies. All Cap Value Trust may invest up to 10% of its assets in foreign securities, while Fundamental Large Cap Value Trust may invest up to 20% of its assets in foreign securities. Also, while Fundamental Large Cap Value Trust may invest in exchange-traded funds and derivatives, All Cap Value Trust does not have a specific policy regarding these investments.

All Cap Value Trust	Fundamental Large Cap Value Trust
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2012:

$497,300,879	$525,475,647

As of June 30, 2013 (unaudited):

$510,170,573	$560,510,596

Investment Advisor:

JHIMS

All Cap Value Trust	Fundamental Large Cap Value Trust
(Acquired Fund)	(Acquiring Fund)

Investment Subadvisors:

Lord Abbett	JHAM

Type of Fund:

Direct Investment Fund	Direct Investment Fund

Investment Objectives:

Seeks capital appreciation.	Seeks long-term capital appreciation.

Principal Investment Strategies:

Under normal market conditions, the fund primarily purchases equity securities of U.S. and multinational companies in all capitalization ranges that the subadvisor believes are undervalued. The fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 1000 Index ($315 million to $414.5 billion as of February 28, 2013). This range varies daily.

The fund may invest the remainder of its assets in mid-sized and small company securities.

Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. The fund invests in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios).

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of large-capitalization companies. The fund considers large capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. As of February 28, 2013, the lowest market capitalization in this group was $315 million. Equity securities include common, convertible, and preferred securities and their equivalents.

In managing the fund, the subadvisor looks for companies that are highly differentiated with key growth drivers, sustainable cash flow production, and high returns on capital. The subadvisor seeks to identify companies with sustainable competitive advantages and high barriers to entry, strong management and a focus on creating value for fund shareholders. Value opportunities are evaluated with an approach that uses

All Cap Value Trust	Fundamental Large Cap Value Trust
(Acquired Fund)	(Acquiring Fund)

In selecting investments, the subadvisor attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what the subadvisor thinks is its full value, or may go down in value, the subadvisor’s emphasis on large, seasoned company value stocks may limit the fund’s downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and are less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. The subadvisor generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadvisor’s valuation target.

The fund may not invest more than 10% of its net assets in foreign securities, including securities in emerging markets countries. The subadvisor does not consider American Depositary Receipts (ADRs) and securities of companies domiciled outside the U.S. but that are traded in the United States to be subject to this limitation.

the present value of estimated future cash flows as the core methodology for measuring intrinsic value.

The subadvisor employs a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors’ embedded expectations. The subadvisor seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by long term fundamental analysis.

The subadvisor constantly reviews portfolio investments and may sell a holding when it has achieved its valuation target, if it believes there is structural or permanent deterioration in the underlying fundamentals of the business, or if it identifies what it believes is a more attractive investment opportunity.

The fund may invest up to 20% of its net assets in equity securities of foreign issuers, including American Depositary Receipts (ADRs) and similar investments. The fund may also invest in U.S. government securities and other short-term securities such as money market instruments and repurchase agreements.

All Cap Value Trust	Fundamental Large Cap Value Trust
(Acquired Fund)	(Acquiring Fund)

Temporary Defensive Investing

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Use of Hedging and Other Strategic Transactions

Not applicable.	For purposes of reducing risk and/or obtaining efficient investment exposure, the fund may invest in exchange-traded funds (ETFs) and derivative instruments that include options, futures contracts, and swaps.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended December 31, 2012 (including pro forma expenses showing the effect of the Reorganization) are set forth below. On a pro forma basis, each class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization.

The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

In the Reorganization, holders of Series I, Series II, and Series NAV shares of All Cap Value Trust will receive Series I, Series II, and Series NAV shares, respectively, of Fundamental Large Cap Value Trust.

Annual Fund Operating Expenses (12-month period ended 12/31/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Fund Operating Expenses
(1) All Cap Value Trust
(Acquired Fund)	Series I	0.77%	0.05%	0.04%	0.86%
	Series II	0.77%	0.25%	0.04%	1.06%
	Series NAV	0.77%	0.00%	0.04%	0.81%
(2) Fundamental Large Cap Value Trust
(Acquiring Fund)	Series I	0.66%	0.05%	0.05%	0.76%
	Series II	0.66%	0.25%	0.05%	0.96%
	Series NAV	0.66%	0.00%	0.05%	0.71%
(3) Fundamental Large Cap Value Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	0.66%	0.05%	0.04%	0.75%
	Series II	0.66%	0.25%	0.04%	0.95%
	Series NAV	0.66%	0.00%	0.04%	0.70%

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) All Cap Value Trust
(Acquired Fund)	Series I	$ 88	$274	$477	$1,061
	Series II	$108	$337	$585	$1,294
	Series NAV	$ 83	$259	$450	$1,002

(2) Fundamental Large Cap Value Trust
(Acquiring Fund)	Series I	$ 78	$243	$422	$ 942
	Series II	$ 98	$306	$531	$1,178
	Series NAV	$ 73	$227	$395	$ 883

(3) Fundamental Large Cap Value Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$ 77	$240	$417	$ 930
	Series II	$ 97	$303	$525	$1,166
	Series NAV	$ 72	$224	$390	$ 871

Portfolio Turnover.    Each of the Acquired and Acquiring Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for All Cap Value Trust was 86% of the average value of its total portfolio, and the portfolio turnover rate for Fundamental Large Cap Value Trust was 42% of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding classes of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Common to Both Funds

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Large company risk    Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Particular Risks of All Cap Value Trust

Foreign securities risk    While both the Acquired and Acquiring Funds are subject to foreign securities risk, All Cap Value Trust is subject to emerging markets risk. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Particular Risks of Fundamental Large Cap Value Trust

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk    Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

* * *

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate charged to Fundamental Large Cap Value Trust, the Acquiring Fund, is lower than the advisory fee charged to All Cap Value Trust, the Acquired Fund.

All Cap Value Trust (Acquired Fund)

The Acquired Fund pays JHIMS a management fee that is accrued and paid daily. The advisory fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund.

0.800% — first $500 million; and

0.750% — excess over $500 million.

(Aggregate Net Assets include the net assets of the fund and All Cap Value Fund, a series of John Hancock Funds II (“JHF II”).)

During the fiscal year ended December 31, 2012, All Cap Value Trust paid an effective advisory fee of 0.77%.

Fundamental Large Cap Value Trust (Acquiring Fund)

The Acquiring Fund pays JHIMS a management fee that is accrued and paid daily. The advisory fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund.

0.700% — first $500 million;

0.650% — next $500 million; and

0.600% — excess over $1 billion.

(Aggregate Net Assets include the net assets of the fund and Fundamental Large Cap Value Fund, a series of JHF II.)

During the fiscal year ended December 31, 2012, Fundamental Large Cap Value Trust paid an effective advisory fee of 0.66%.

* * *

For additional information about the subadvisors and portfolio managers for the Acquired and Acquiring Funds, see “Additional Information About the Funds — The Subadvisors and Portfolio Managers.”

A discussion of the basis of the Board’s May 16-17, 2013 approval of the continuation of the advisory and subadvisory agreements for the Acquired and Acquiring Funds will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013.

Performance

The following information provides some indication of the risks of investing in each fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2013 is based on unaudited financial statements.

The calendar year total returns for each fund represent the returns for the fund’s oldest share class.

Unless all share classes shown in the average annual total returns table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. As shown in the table, Fundamental Large Cap Value Trust outperformed All Cap Value Trust for the one-year period ended December 31, 2012.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

All Cap Value Trust

(Acquired Fund)

Calendar Year Total Returns for Series I:

Best Quarter:          16.35% (Quarter ended 9/30/2009)

Worst Quarter:      -19.86% (Quarter ended 9/30/2011)

Year to Date:          17.70% (as of June 30, 2013)

Fundamental Large Cap Value Trust

(Acquiring Fund)

Calendar Year Total Returns for Series I:

Best Quarter:          18.95% (Quarter ended 6/30/2009)

Worst Quarter:      -24.04% (Quarter ended 12/31/2008)

Year to Date:          14.70% (as of June 30, 2013)

Average Annual Total Returns for Periods Ended December 31, 2012 and Six-Month Period Ended June 30, 2013

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Ten Year	Date of Inception
All Cap Value Trust
(Acquired Fund)	Series I	17.70%	10.95%	2.55%	9.01%	4/30/2001
	Series II	17.62%	10.62%	2.33%	8.80%	1/28/2002
	Series NAV	17.78%	10.92%	2.57%	9.07%	2/28/2005
Russell 3000 Value Index		15.78%	17.55%	0.83%	7.54%	4/30/2001

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Fundamental Large Cap Value Trust
(Acquiring Fund)	Series I	14.70%	24.42%	1.02%	5.18%	5/3/2004
	Series II	14.59%	24.23%	0.84%	4.98%	5/3/2004
	Series NAV	14.78%	24.48%	1.08%	5.24%	2/28/2005
Russell 1000 Value Index		15.90%	17.51%	0.59%	5.26%	5/3/2004

Proposal 2

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF

CORE ALLOCATION PLUS TRUST INTO CORE STRATEGY TRUST

Shareholders of Core Allocation Plus Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into Core Strategy Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

Both Core Allocation Plus Trust and Core Strategy Trust have similar investment objectives and policies, as outlined in the chart below. The following is a brief summary of the similarities and differences between the funds’ investment policies. While Core Allocation Plus Trust invests directly in equity and fixed-income securities (a “Direct Investment Fund”), Core Strategy Trust operates as a fund of funds. The funds have similar asset allocations. Core Strategy Trust invests approximately 70% of its total assets in equity securities and underlying funds that invest primarily in equity securities and approximately 30% of its total assets in fixed income securities and underlying funds that invest primarily in fixed income securities. Core Allocation Plus Trust’s target allocation in equity securities may range between 75% and 50%, and its target allocation to fixed-income securities may range between 50% and 25%. Each fund may engage in hedging, derivatives and other strategic transactions. Also, while Core Allocation Plus may invest in initial public offerings, Core Strategy Trust does not have a specific policy regarding these investments.

Core Allocation Plus Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2012:

$178,481,118	$739,455,244

As of June 30, 2013 (unaudited):

$183,505,137	$792,277,555

Investment Advisor:

JHIMS

Core Allocation Plus Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

Investment Subadvisors:

Wellington Management	JHAM and JHAM (North America)

Type of Fund:

Direct Investment Fund	Fund of Funds

Investment Objectives:

Seeks total return, consisting of long-term capital appreciation and current income.	Seeks long term growth of capital. Current income is also a consideration.

Principal Investment Strategies:

Under normal market conditions, the fund invests in equity and fixed-income securities of issuers located within and outside the U.S. The fund will allocate its assets between fixed-income securities, which may include investment-grade and below investment-grade debt securities with maturities that range from short to longer term, and equity securities based upon the subadvisor’s targeted asset mix, which may change over time.

Under normal circumstances, the targeted asset mix may range between 75%-50% equity instruments and 50%-25% fixed-income instruments and will generally reflect the subadvisor’s long-term, strategic asset allocation analysis. The subadvisor anticipates that adjustments to the targeted asset allocation will result primarily from changes to its outlook for the global and domestic economies, industry sectors and financial markets and, to a lesser extent, its opinion of the relative attractiveness of each asset class.

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks.

Core Allocation Plus Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

When selecting particular equity or equity-related securities or instruments, the subadvisor relies primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value.

When selecting fixed-income or fixed-income-related securities or instruments, the subadvisor relies primarily on sector analysis and credit research. Sector analysis focuses on the differences in yields among security types, issuers and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor.

The fund may invest in listed and unlisted domestic and foreign equity and equity-related securities or instruments, including, but not limited to, common stock, preferred stock, depositary receipts (including American Depositary Receipts and Global Depositary Receipts), index-related securities (including exchange-traded funds (ETFs)), real estate investment structures (including real estate investment trusts (REITs)), convertible securities, preferred stock, convertible preferred stock, rights, warrants, derivatives linked to equity securities or indexes and other similar equity equivalents. These equity and equity-

Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

Core Allocation Plus Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

related instruments may include equity securities of, or derivatives linked to emerging-market issuers or indexes.

The fund may also invest in fixed-income securities, fixed-income-related instruments and cash and cash-equivalents, including, but not limited to, government, agency, supranational, mortgage-backed, corporate, asset-backed, cash equivalents and other fixed-income securities, as well as derivatives such as interest-rate futures and interest-rate swaps, currency forwards and fixed-income securities and instruments. These debt obligations may include non-investment-grade (instruments which are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor) and emerging-market debt issues.

The fund may invest in initial public offerings (IPOs). The fund’s investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

Core Allocation Plus Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees). The fund may not purchase JHVIT funds that are either feeder funds or other funds of funds.

Temporary Defensive Investing

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Use of Hedging and Other Strategic Transactions

Derivatives may be used to obtain long or short exposure to a particular security, asset class, region, industry, currency, commodity (with the prior approval of the advisor’s Complex Securities Committee) or index, or to other securities, groups of securities or events. Derivatives may be used to transfer value added in one strategy to a market exposure other than the benchmark of that strategy. The fund may invest in over-the-counter and	The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Core Allocation Plus Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

exchange-traded derivatives, including, but not limited to, futures, forward contracts, interest rate and credit default swaps, options, options on futures, swaptions, structured notes and market access products such as warrants and zero strike options. For purposes of the fund’s investment policies, derivative instruments will be classified as equity-or fixed-income-related instruments based upon the characteristics of the derivative instrument and the underlying asset to which the derivative is linked.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended December 31, 2012 (including pro forma expenses showing the effect of the Reorganization as a stand-alone transaction, as well as assuming that all of the Reorganizations with Core Strategy Trust are approved) are set forth below. With respect to Reorganizations into Core Strategy Trust, it is anticipated that the most favorable expense ratio will be achieved for shareholders of each applicable Acquired Fund if all of the proposed Reorganizations are approved and implemented, and that the least favorable expense ratio for shareholders of each such Acquired Fund will result if such Acquired Fund is the only fund that reorganizes Core Strategy Trust.

Regardless of whether only this Reorganization is approved or all of the Reorganizations with Core Strategy Trust are approved, on a pro forma basis, each class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization.

The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

In the Reorganization, holders of Series I, Series II, and Series NAV shares of Core Allocation Plus Trust will receive Series I, Series II, and Series NAV shares, respectively, of Core Strategy Trust.

Annual Fund Operating Expenses (12-month period ended 12/31/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Fund Operating Expenses
(1) Core Allocation Plus Trust
(Acquired Fund)	Series I	0.91%	0.05%	0.09%	0.00%	1.05%
	Series II	0.91%	0.25%	0.09%	0.00%	1.25%
	Series NAV	0.91%	0.00%	0.09%	0.00%	1.00%
(2) Core Strategy Trust
(Acquiring Fund)	Series I	0.05%	0.05%	0.03%	0.50%	0.63%
	Series II	0.05%	0.25%	0.03%	0.50%	0.83%
	Series NAV	0.05%	0.00%	0.03%	0.50%	0.58%
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	0.05%	0.05%	0.03%	0.50%	0.63%
	Series II	0.05%	0.25%	0.03%	0.50%	0.83%
	Series NAV	0.05%	0.00%	0.03%	0.50%	0.58%
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%
	Series NAV	0.04%	0.00%	0.03%	0.50%	0.57%

1	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses.” The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Core Allocation Plus Trust
(Acquired Fund)	Series I	$107	$334	$579	$1,283
	Series II	$127	$397	$686	$1,511
	Series NAV	$102	$318	$552	$1,225
(2) Core Strategy Trust
(Acquiring Fund)	Series I	$ 64	$202	$351	$ 786
	Series II	$ 85	$265	$460	$1,025
	Series NAV	$ 59	$186	$324	$ 726
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$ 64	$202	$351	$ 786
	Series II	$ 85	$265	$460	$1,025
	Series NAV	$ 59	$186	$324	$ 726
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	$ 63	$199	$346	$ 774
	Series II	$ 84	$262	$455	$1,014
	Series NAV	$ 58	$183	$318	$ 714

Portfolio Turnover.    Core Allocation Plus Trust pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for Core Allocation Plus Trust was 155% of the average value of its total portfolio.

Core Strategy Trust, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for Core Strategy Trust was 110% of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding classes of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and principal investment strategies with respect to asset classes (Core Allocation Plus Trust invests directly in equity and fixed-income securities, and Core Strategy Trust invests in underlying funds that invest in equity and fixed-income securities), as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Common to Core Allocation Plus Trust (as a Direct Investment Fund) and Core Strategy Trust (as a Fund of Funds)

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Risks Specific to Core Strategy Trust as a Fund of Funds

Fund of funds risk    The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk    The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks Common to Core Allocation Plus Trust and Core Strategy Trust’s Underlying Funds

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk    The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk    The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk    Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

High portfolio turnover risk    Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk    IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk    Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk    Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Specific Risk of Core Allocation Plus Trust

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign currency swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Real estate securities risk    Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

Specific Risks of Core Strategy Trust’s Underlying Funds

Index management risk    Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk    The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Short sales risk    Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

* * *

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate charged to Core Strategy Trust, the Acquiring Fund, is lower than the advisory fee charged to Core Allocation Plus Trust, the Acquired Fund.

Core Allocation Plus Trust (Acquired Fund)

The Acquired Fund pays JHIMS a management fee that is accrued and paid daily. The advisory fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund.

0.915% — first $500 million; and

0.865% — excess over $500 million.

(Aggregate Net Assets include the net assets of the fund and Core Allocation Plus Fund, a series of JHF II.)

During the fiscal year ended December 31, 2012, Core Allocation Plus Trust paid an effective advisory fee of 0.91%.

Core Strategy Trust (Acquiring Fund)

The Acquiring Fund pays JHIMS a management fee that is accrued and paid daily. The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or John Hancock Funds III (“JHF III”) (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).

*	The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a)	The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:

0.050% — first $500 million; and

0.040% — excess over $500 million.

(b)	The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:

0.500% — first $500 million; and

0.490% — excess over $500 million.

During the fiscal year ended December 31, 2012, Core Strategy Trust paid an effective advisory fee of 0.05%.

* * *

For additional information about the subadvisors and portfolio managers for the Acquired and Acquiring Funds, see “Additional Information About the Funds — The Subadvisors and Portfolio Managers.”

A discussion of the basis of the Board’s May 16-17, 2013 approval of the continuation of the advisory and subadvisory agreements for the Acquired and Acquiring Funds will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013.

Performance

The following information provides some indication of the risks of investing in each fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2013 is based on unaudited financial statements.

The calendar year total returns for each fund represent the returns for the fund’s oldest share class.

Unless all share classes shown in the average annual total returns table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. As shown in the table, Core Strategy Trust outperformed Core Allocation Plus Trust for the five-year period ended December 31, 2012.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

For Core Allocation Plus Trust, the Combined Index represents 70% of the MSCI World Index and 30% of the Barclays U.S. Aggregate Bond Index.

For Core Strategy Trust, the Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Core Allocation Plus Trust

(Acquired Fund)

Calendar Year Total Returns for Series I:

Best Quarter:          14.50% (Quarter ended 6/30/2009)

Worst Quarter:      -15.88% (Quarter ended 12/31/2008)

Year to Date:          8.15% (as of June 30, 2013)

Core Strategy Trust

(Acquiring Fund)

Calendar Year Total Returns for Series II:

Best Quarter:          13.17% (Quarter ended 6/30/2009)

Worst Quarter:      -14.86% (Quarter ended 12/31/2008)

Year to Date:          6.75% (as of June 30, 2013)

Average Annual Total Returns for Periods Ended December 31, 2012 and Six-Month Period Ended June 30, 2013

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Core Allocation Plus Trust
(Acquired Fund)	Series I	8.15%	13.58%	1.01%	1.01%	1/2/2008
	Series II	8.05%	13.35%	0.82%	0.82%	1/2/2008
	Series NAV	8.25%	13.54%	1.05%	1.05%	1/2/2008
MSCI World Index (gross of foreign withholding taxes on dividends)		8.79%	16.54%	-0.60%	-0.60%	1/2/2008
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	5.95%	5.95%	1/2/2008
Combined Index		5.34%	12.92%	1.79%	1.79%	1/2/2008

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Core Strategy Trust
(Acquiring Fund)	Series I	6.77%	12.53%	2.58%	4.17%	4/28/2008
	Series II	6.75%	12.27%	2.41%	4.05%	2/10/2006
	Series NAV	6.85%	12.58%	2.62%	4.20%	4/28/2008
S&P 500 Index		13.82%	16.00%	1.66%	3.93%	2/10/2006
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	5.95%	5.99%	2/10/2006
Combined Index		8.75%	12.49%	3.33%	4.86%	2/10/2006

Proposal 3

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF

CORE FUNDAMENTAL HOLDINGS TRUST

INTO CORE STRATEGY TRUST

Shareholders of Core Fundamental Holdings Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into Core Strategy Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

Both Core Fundamental Holdings Trust and Core Strategy Trust have similar investment objectives and policies, as outlined in the chart below. The following is a brief summary of the similarities and differences between the funds’ investment policies. Each of the Acquired and Acquiring Funds is a fund of funds. Each fund also may engage in hedging, derivatives and other strategic transactions. The funds differ in that Core Strategy Trust invests approximately 70% of its total assets in equity securities and underlying funds that invest primarily in equity securities, and approximately 30% of its total assets in fixed-income securities and underlying funds that invest primarily in fixed income securities. In contrast, Core Fundamental Holdings Trust’s allocation though underlying funds to equity, fixed-income and foreign securities generally will be within the following ranges, although the fund reserves the right to invest outside these ranges at any time:

Equity securities — 50% to 75%

Fixed income securities — 25% to 50%

Foreign securities — 0% to 40%

Core Fundamental Holdings Trust may invest a significant portion of its assets in series of the American Funds Insurance Series, while Core Strategy Trust does not have a specific policy regarding these investments.

Core Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2012:

$335,188,716	$739,455,244

As of June 30, 2013 (unaudited):

$360,984,302	$792,277,555

Core Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

Investment Advisor:

JHIMS

Investment Subadvisors:

JHAM and JHAM (North America)

Type of Fund:

Fund of Funds	Fund of Funds

Investment Objectives:

To seek long term growth of capital.	Seeks long term growth of capital. Current income is also a consideration.

Principal Investment Strategies:

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid and large-capitalization

Core Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the

Core Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisors.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

Core Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees). The fund may not purchase JHVIT funds that are either feeder funds or other funds of funds.

Temporary Defensive Investing

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Use of Hedging and Other Strategic Transactions

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended December 31, 2012 (including pro forma expenses showing the effect of the Reorganization as a stand-alone transaction, as well as assuming that all of the Reorganizations with Core Strategy Trust are approved) are set forth below. With respect to Reorganizations into Core Strategy Trust, it is anticipated that the most favorable expense ratio will be achieved for shareholders of each applicable Acquired Fund if all of the proposed Reorganizations are approved and implemented, and that the least favorable expense ratio for shareholders of each such Acquired Fund will result if such Acquired Fund is the only fund that reorganizes Core Strategy Trust.

Regardless of whether only this Reorganization is approved or all of the Reorganizations with Core Strategy Trust are approved, on a pro forma basis, each class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization.

The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

In the Reorganization, holders of Series I and Series II shares of Core Fundamental Holdings Trust will receive Series I and Series II shares, respectively, of Core Strategy Trust; and holders of Series III shares of Core Fundamental Holdings Trust will receive Series I shares of Core Strategy Trust.

Annual Fund Operating Expenses (12-month period ended 12/31/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Fund Operating Expenses
(1) Core Fundamental Holdings Trust (Acquired Fund)	Series I	0.05%	0.35%	0.04%	0.42%	0.86%
	Series II	0.05%	0.55%	0.04%	0.42%	1.06%
	Series III	0.05%	0.15%	0.04%	0.42%	0.66%
(2) Core Strategy Trust
(Acquiring Fund)	Series I	0.05%	0.05%	0.03%	0.50%	0.63%
	Series II	0.05%	0.25%	0.03%	0.50%	0.83%
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%

1	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses.” The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Core Fundamental Holdings Trust
(Acquired Fund)	Series I	$88	$274	$477	$1,061
	Series II	$108	$337	$585	$1,294
	Series III	$67	$211	$368	$822
(2) Core Strategy Trust
(Acquiring Fund)	Series I	$64	$202	$351	$786
	Series II	$85	$265	$460	$1,025
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$63	$199	$346	$774
	Series II	$84	$262	$455	$1,014
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	$63	$199	$346	$774
	Series II	$84	$262	$455	$1,014

Portfolio Turnover.    Each fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of each fund. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for Core Fundamental Holdings Trust was 57% of the average value of its total portfolio, and the portfolio turnover rate for Core Strategy Trust was 110% of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding classes of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Common to Both Funds

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk    The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk    The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk    The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk    Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk    The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk    IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk    Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk    Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk    Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Specific Risks of Core Fundamental Holdings Trust

Principal Risks of Investing in the Fund of Funds

Commodity risk    Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk    Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Principal Risks of Investing in the Underlying Funds

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Specific Risks of Core Strategy Trust

Principal Risks of Investing in the Underlying Funds

Convertible securities risk    The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

High portfolio turnover risk    Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk    Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

* * *

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate charged to Core Strategy Trust, the Acquiring Fund, is the same as the advisory fee charged to Core Fundamental Holdings Trust, the Acquired Fund.

Core Fundamental Holdings Trust (Acquired Fund)

The Acquired Fund pays JHIMS a management fee that is accrued and paid daily. The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”)* and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.

*	The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a)	The fee on Affiliated and AFIS Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund:

0.050% — first $500 million; and
0.040% — excess over $500 million.

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

0.500% — first $500 million; and
0.490% — excess over $500 million.

During the fiscal year ended December 31, 2012, Core Fundamental Holdings Trust paid an effective advisory fee of 0.05%.

Core Strategy Trust (Acquiring Fund)

The Acquiring Fund pays JHIMS a management fee that is accrued and paid daily. The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).

*	The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a)	The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:

0.050% — first $500 million; and
0.040% — excess over $500 million.

(b)	The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:

0.500% — first $500 million; and
0.490% — excess over $500 million.

During the fiscal year ended December 31, 2012, Core Strategy Trust paid an effective advisory fee of 0.05%.

* * *

For additional information about the subadvisors and portfolio managers for the Acquired and Acquiring Funds, see “Additional Information About the Funds — The Subadvisors and Portfolio Managers.”

A discussion of the basis of the Board’s May 16-17, 2013 approval of the continuation of the advisory and subadvisory agreements for the Acquired and Acquiring Funds will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013.

Performance

The following information provides some indication of the risks of investing in each fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2013 is based on unaudited financial statements.

The calendar year total returns for each fund represent the returns for the fund’s oldest share class.

Unless all share classes shown in the average annual total returns table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. As shown in the table, Core Strategy Trust outperformed Core Fundamental Holdings Trust for the six-month period ended June 30, 2013 and the one-year period ended December 31, 2012.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

For Core Fundamental Holdings Trust, the Combined Index represents 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

For Core Strategy Trust, the Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Core Fundamental Holdings Trust

(Acquired Fund)

Calendar Year Total Returns for Series II:

Best Quarter:          8.35% (Quarter ended 9/30/2010)

Worst Quarter:      -8.22% (Quarter ended 9/30/2011)

Year to Date:          4.78% (as of June 30, 2013)

Core Strategy Trust

(Acquiring Fund)

Calendar Year Total Returns for Series II:

Best Quarter:         13.17% (Quarter ended 6/30/2009)

Worst Quarter:     -14.86% (Quarter ended 12/31/2008)

Year to Date:         6.75% (as of June 30, 2013)

Average Annual Total Returns for Periods Ended December 31, 2012 and Six-Month Period Ended June 30, 2013

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Since Inception	Date of Inception
Core Fundamental Holdings Trust
(Acquired Fund)	Series I	4.90%	11.03%	10.91%	4/30/2010
	Series II	4.78%	10.81%	10.73%	5/1/2009
	Series III	5.03%	11.18%	11.17%	5/1/2009
S&P 500 Index		13.82%	16.00%	16.79%	5/1/2009
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	6.52%	5/1/2009
Combined Index		7.10%	11.31%	12.90%	5/1/2009

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Core Strategy Trust
(Acquiring Fund)	Series I	6.77%	12.53%	2.58%	4.17%	4/28/2008
	Series II	6.75%	12.27%	2.41%	4.05%	2/10/2006
S&P 500 Index		13.82%	16.00%	1.66%	3.93%	2/10/2006
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	5.95%	5.99%	2/10/2006
Combined Index		8.75%	12.49%	3.33%	4.86%	2/10/2006

Proposal 4

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF

CORE GLOBAL DIVERSIFICATION TRUST

INTO CORE STRATEGY TRUST

Shareholders of Core Global Diversification Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into Core Strategy Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

Both the Acquired and Acquiring Funds have similar investment objectives and policies, as outlined in the chart below. The following is a brief summary of the similarities and differences between the funds’ investment policies. Each of the Acquired and Acquiring Funds is a fund of funds. Each fund also may engage in hedging, derivatives and other strategic transactions. The two funds differ in that Core Global Diversification Trust will invest a significant portion of its assets, directly or indirectly through underlying funds, in securities that are located outside the U.S. The funds also differ in that Core Strategy Trust invests approximately 70% of its total assets in equity securities and underlying funds that invest primarily in equity securities and approximately 30% of its total assets in fixed-income securities and underlying funds that invest primarily in fixed-income securities. In contrast, Core Global Diversification Trust’s allocation through underlying funds to equity, fixed-income and foreign securities generally will be within the following ranges, although the fund reserves the right to invest outside these ranges at any time:

Equity securities — 50% to 75%

Fixed income securities — 25% to 40%

Foreign securities — 40% or more

Core Global Diversification Trust may invest a significant portion of its assets in series of the American Funds Insurance Series, while Core Strategy Trust does not have a specific policy regarding these investments.

Core Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2012:

$330,843,050	$739,455,244

Core Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

As of June 30, 2013 (unaudited):

$350,191,245	$792,277,555

Investment Advisor:

JHIMS

Investment Subadvisors:

JHAM and JHAM (North America)

Type of Fund:

Fund of Funds	Fund of Funds

Investment Objectives:

To seek long term growth of capital.	Seeks long term growth of capital. Current income is also a consideration.

Principal Investment Strategies:

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

Core Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

The fund may purchase shares of any Underlying Fund except other JHVIT funds of funds and the following JHVIT feeder funds: the American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHVIT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income

Core Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisors.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:

equity securities: 50% to 75%

fixed-income securities: 25% to 50%

foreign securities: 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly

Core Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees). The fund may not purchase JHVIT funds that are either feeder funds or other funds of funds.

Use of Hedging and Other Strategic Transactions:

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Temporary Defensive Investing:

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended December 31, 2012 (including pro forma expenses showing the effect of the Reorganization as a stand-alone transaction, as well as assuming that all of the Reorganizations with Core Strategy Trust are approved) are set forth below. With respect to Reorganizations into Core Strategy Trust, it is anticipated that the most favorable expense ratio will be achieved for shareholders of each applicable Acquired Fund if all of the proposed Reorganizations are approved and implemented, and that the least favorable expense ratio for shareholders of each such Acquired Fund will result if such Acquired Fund is the only fund that reorganizes Core Strategy Trust.

Regardless of whether only this Reorganization is approved or all of the Reorganizations with Core Strategy Trust are approved, on a pro forma basis, each class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization.

The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

In the Reorganization, holders of Series I and Series II shares of Core Global Diversification Trust will receive Series NAV and Series II shares, respectively, of Core Strategy Trust; and holders of Series III shares of Core Global Diversification Trust will receive Series I shares of Core Strategy Trust.

Annual Fund Operating Expenses (12-month period ended 12/31/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Fund Operating Expenses
(1) Core Global Diversification Trust
(Acquired Fund)	Series I	0.05%	0.35%	0.04%	0.47%	0.91%
	Series II	0.05%	0.55%	0.04%	0.47%	1.11%
	Series III	0.05%	0.15%	0.04%	0.47%	0.71%
(2) Core Strategy Trust
(Acquiring Fund)	Series I	0.05%	0.05%	0.03%	0.50%	0.63%
	Series II	0.05%	0.25%	0.03%	0.50%	0.83%
	Series NAV	0.05%	0.00%	0.03%	0.50%	0.58%
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%
	Series NAV	0.04%	0.00%	0.03%	0.50%	0.57%
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%
	Series NAV	0.05%	0.00%	0.03%	0.50%	0.57%

1	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses.” The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Core Global Diversification Trust
(Acquired Fund)	Series I	$93	$290	$504	$1,120
	Series II	$113	$353	$612	$1,352
	Series III	$73	$227	$395	$883
(2) Core Strategy Trust
(Acquiring Fund)	Series I	$64	$202	$351	$786
	Series II	$85	$265	$460	$1,025
	Series NAV	$59	$186	$324	$726
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$63	$199	$346	$774
	Series II	$84	$262	$455	$1,014
	Series NAV	$58	$183	$318	$714
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	$63	$199	$346	$774
	Series II	$84	$262	$455	$1,014
	Series NAV	$58	$183	$318	$714

Portfolio Turnover.    Each fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of each fund. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for Core Global Diversification Trust was 53% of the average value of its total portfolio, and the portfolio turnover rate for Core Strategy Trust was 110% of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding classes of each fund, are the same.

Principal Risks of Investing in the Funds

The NAV of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have many similar principal investment strategies, as described above, they have similar risks that relate to those strategies. Because the Acquiring Fund has some additional principal investment strategies, as described above, certain risk factors apply only to the Acquiring Fund. The principal risks of investing in the funds are:

Risks Common to Both Funds

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk    The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk    The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk    The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk    The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk    Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk    The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk    IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk    Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk    Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk    Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Specific Risks of Core Global Diversification Trust

Principal Risks of Investing in the Fund of Funds

Commodity risk    Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded notes risk    Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Principal Risks of Investing in the Underlying Funds

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Specific Risks of Core Strategy Trust

Principal Risks of Investing in the Underlying Funds

High portfolio turnover risk    Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk    Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

* * *

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate charged to Core Strategy Trust, the Acquiring Fund, is the same as the advisory fee charged to Core Global Diversification Trust, the Acquired Fund.

Core Global Diversification Trust (Acquired Fund)

The Acquired Fund pays JHIMS a management fee that is accrued and paid daily. The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”)* and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.

*	The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a)	The fee on Affiliated and AFIS Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund:

0.050% — first $500 million; and

0.040% — excess over $500 million.

The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

0.500% — first $500 million; and

0.490% — excess over $500 million.

During the fiscal year ended December 31, 2012, Core Global Diversification Trust paid an effective advisory fee of 0.05%.

Core Strategy Trust (Acquiring Fund)

The Acquiring Fund pays JHIMS a management fee that is accrued and paid daily. The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).

*	The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a)	The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:

0.050% — first $500 million; and

0.040% — excess over $500 million.

(b)	The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:

0.500% — first $500 million; and

0.490% — excess over $500 million.

During the fiscal year ended December 31, 2012, Core Strategy Trust paid an effective advisory fee of 0.05%.

* * *

For additional information about the subadvisors and portfolio managers for the Acquired and Acquiring Funds, see “Additional Information About the Funds — The Subadvisors and Portfolio Managers.”

A discussion of the basis of the Board’s May 16-17, 2013 approval of the continuation of the advisory and subadvisory agreements for the Acquired and Acquiring Funds will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013.

Performance

The following information provides some indication of the risks of investing in each fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2013 is based on unaudited financial statements.

The calendar year total returns for each fund represent the returns for the fund’s oldest share class.

Unless all share classes shown in the average annual total returns table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. As shown in the table, Core Strategy Trust outperformed Core Global Diversification Trust for the six-month period ended June 30, 2013.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

For Core Global Diversification Trust, the Combined Index represents 65% of the MSCI World Index and 35% of the Barclays U.S. Aggregate Bond Index.

For Core Strategy Trust, the Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Core Global Diversification Trust

(Acquired Fund)

Calendar Year Total Returns for Series II:

Best Quarter:         10.66% (Quarter ended 9/30/2010)

Worst Quarter:     -11.28% (Quarter ended 9/30/2011)

Year to Date:         3.23% (as of June 30, 2013)

Core Strategy Trust

(Acquiring Fund)

Calendar Year Total Returns for Series II:

Best Quarter:         13.17% (Quarter ended 6/30/2009)

Worst Quarter:     -14.86% (Quarter ended 12/31/2008)

Year to Date:         6.75% (as of June 30, 2013)

Average Annual Total Returns for Periods Ended December 31, 2012 and Six-Month Period Ended June 30, 2013

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Since Inception	Date of Inception
Core Global Diversification Trust
(Acquired Fund)	Series I	3.30%	13.12%	10.82%	4/30/2010
	Series II	3.23%	12.90%	10.66%	5/1/2009
	Series III	3.43%	13.35%	11.09%	5/1/2009
MSCI World Index (gross of withholding taxes on dividends)		8.79%	16.54%	14.73%	5/1/2009
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	6.52%	5/1/2009
Combined Index		4.77%	12.31%	12.17%	5/1/2009

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Core Strategy Trust
(Acquiring Fund)	Series I	6.77%	12.53%	2.58%	4.17%	4/28/2008
	Series II	6.75%	12.27%	2.41%	4.05%	2/10/2006
S&P 500 Index		13.82%	16.00%	1.66%	3.93%	2/10/2006
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	5.95%	5.99%	2/10/2006
Combined Index		8.75%	12.49%	3.33%	4.86%	2/10/2006

Proposal 5

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF

DISCIPLINED DIVERSIFICATION TRUST

INTO CORE STRATEGY TRUST

Shareholders of Disciplined Diversification Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into Core Strategy Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

Both the Acquired and Acquiring Funds have similar investment objectives and policies, as outlined in the chart below. The following is a brief summary of the similarities and differences between the funds’ investment policies. While Disciplined Diversification Trust invests directly in equity and fixed-income securities (a “Direct Investment Fund”), Core Strategy Trust operates as a fund of funds. Each fund also may engage in hedging, derivatives and other strategic transactions. Core Strategy Trust invests approximately 70% of its total assets in equity securities and underlying funds that invest primarily in equity securities and approximately 30% of its total assets in fixed income securities and underlying funds that invest primarily in fixed income securities. Similarly, Disciplined Diversification Trust’s target allocation in equity securities is 70%, with a range of 65% to 75%, and its target allocation to fixed-income securities is 30%, with a range of 25% to 35%.

Disciplined Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2012:

$233,278,807	$739,455,244

As of June 30, 2013 (unaudited):

$238,057,507	$792,277,555

Investment Advisor:

JHIMS

Investment Subadvisors:

Dimensional	JHAM and JHAM (North America)

Disciplined Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

Type of Fund:

Direct Investment Fund	Fund of Funds

Investment Objectives:

To seek total return consisting of capital appreciation and current income.	Seeks long term growth of capital. Current income is also a consideration.

Principal Investment Strategies:

Under normal market conditions, the fund invests primarily in equity securities and fixed-income	Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies securities of domestic and international issuers, including equities of issuers in emerging markets, in accordance with the following range of allocations:

	Target Allocation	Range of Allocation
Equity Securities	70%	65%-75%
Fixed-Income Securities	30%	25%-35%

(including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may invest outside these ranges and may invest defensively during unusual or unsettled market conditions.

Equity securities will include securities of small, medium, and large size companies. The fund will target weights efficiently to achieve a higher exposure to small and value companies relative to the market. Increased exposure to small and value companies may be achieved by decreasing the allocation of the

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks

Disciplined Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

fund’s assets to large growth companies relative to their weight in the universe in which the fund normally invests.

For its fixed-income investments, the fund is eligible to invest in a variety of fixed-income securities which may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies. They include, but are not limited to:

•    Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

•    U.S. government agency obligations issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support.

•    Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime 1 by Moody’s, A1 or better by S&P, or F1 or better by Fitch, and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P, Aa2 by Moody’s, or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the subadvisor must determine that the debt security is of comparable quality to equivalent issues of the or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for

Disciplined Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

same issuer rated at least AA by S&P or Fitch or Aa2 by Moody’s.

•    Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1 billion.

•    Commercial paper rated, at the time of purchase, A1 or better by S&P, Prime 1 by Moody’s, or F1 or better by Fitch, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s, or AAA by S&P or Fitch.

•    Repurchase Agreements: instruments through which the fund purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate.

•    Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

•    Debt securities of supranational organizations such as the European Investment Bank, Inter-American Development Bank and the World Bank.

the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying

Disciplined Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

•    Debt securities of foreign issuers rated AA or better by S&P, Aa2 or better by Moody’s, or AA or better by Fitch.

•    Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the U.S.

The fund may invest in registered or unregistered money market funds affiliated or unaffiliated with the fund’s subadvisor. Investments in money market funds may involve a duplication of certain fees and expenses.

The fund is not required to invest in all eligible categories of securities described above and may invest in any combination of such categories of securities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Funds’ subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees). The fund may not purchase JHVIT funds that are either feeder funds or other funds of funds.

Temporary Defensive Investing

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Disciplined Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

Use of Hedging and Other Strategic Transactions

The fund may use derivatives such as futures contracts and options on futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. The fund may enter into futures contracts and options on futures contracts for foreign or U.S. securities or indices. The fund may also enter into forward currency contracts to hedge foreign currency exposure as well as to facilitate the settlement of equity or fixed-income purchases of foreign securities, repatriation of foreign currency balances or exchange of one foreign currency to another currency.

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended December 31, 2012 (including pro forma expenses showing the effect of the Reorganization as a stand-alone transaction, as well as assuming that all of the Reorganizations with Core Strategy Trust are approved) are set forth below. With respect to Reorganizations into Core Strategy Trust, it is anticipated that the most favorable expense ratio will be achieved for shareholders of each applicable Acquired Fund if all of the proposed Reorganizations are approved and implemented, and that the least favorable expense ratio for shareholders of each such Acquired Fund will result if such Acquired Fund is the only fund that reorganizes Core Strategy Trust.

Regardless of whether only this Reorganization is approved or all of the Reorganizations with Core Strategy Trust are approved, on a pro forma basis, each class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization.

The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

In the Reorganization, holders of Series I, Series II, and Series NAV shares of Disciplined Diversification Trust will receive Series I, Series II, and Series NAV shares, respectively, of the Acquiring Fund.

Annual Fund Operating Expenses (12-month period ended 12/31/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Fund Operating Expenses
(1) Disciplined Diversification Trust
(Acquired Fund)	Series I	0.74%	0.05%	0.15%	0.00%	0.94%
	Series II	0.74%	0.25%	0.15%	0.00%	1.14%
	Series NAV	0.74%	0.00%	0.15%	0.00%	0.89%
(2) Core Strategy Trust
(Acquiring Fund)	Series I	0.05%	0.05%	0.03%	0.50%	0.63%
	Series II	0.05%	0.25%	0.03%	0.50%	0.83%
	Series NAV	0.05%	0.00%	0.03%	0.50%	0.58%
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%
	Series NAV	0.04%	0.00%	0.03%	0.50%	0.57%
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%
	Series NAV	0.04%	0.00%	0.03%	0.50%	0.57%

1	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses.” The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Disciplined Diversification Trust
(Acquired Fund)	Series I	$96	$300	$520	$1,155
	Series II	$116	$362	$628	$1,386
	Series NAV	$91	$284	$493	$1,096
(2) Core Strategy Trust
(Acquiring Fund)	Series I	$64	$202	$351	$786
	Series II	$85	$265	$460	$1,025
	Series NAV	$59	$186	$324	$726
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$63	$199	$346	$774
	Series II	$84	$262	$455	$1,014
	Series NAV	$58	$183	$318	$714
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	$63	$199	$346	$774
	Series II	$84	$262	$455	$1,014
	Series NAV	$58	$183	$318	$714

Portfolio Turnover.    Disciplined Diversification Trust pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for Disciplined Diversification Trust was 5% of the average value of its total portfolio.

Core Strategy Trust, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for Core Strategy Trust was 110% of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding classes of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and principal investment strategies with respect to asset classes (Disciplined Diversification Trust invests directly in equity and fixed-income securities, and Core Strategy Trust invests in underlying funds that invest in equity and fixed-income securities), as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Common to Disciplined Diversification Trust (as a Direct Investment Fund)
and Core Strategy Trust (as a Fund of Funds)

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk    The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Risks Specific to Core Strategy Trust as a Fund of Funds

Hedging, derivatives and other strategic transactions risk    Core Strategy Trust, as a fund of funds, may invest in the following types of derivatives:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Fund of funds risk    The fund is subject to the performance of the underlying funds in which it invests.

Risks Common to Disciplined Diversification Trust and Core Strategy Trust’s Underlying Funds

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk    The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk    Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Specific Risk of Disciplined Diversification Trust

Large company risk    Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Specific Risks of Core Strategy Trust’s Underlying Funds

Convertible securities risk    The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Hedging, derivatives and other strategic transactions risk    Core Strategy Trust’s underlying funds may invest in the following types of derivatives:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk    Actively trading securities can increase transaction costs (thus lowering performance).

Initial public offerings risk    IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Index management risk    Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk    The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Lower-rated fixed-income securities risk    and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk    Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk    Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

* * *

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate charged to Core Strategy Trust, the Acquiring Fund, is lower than the advisory fee charged to Disciplined Diversification Trust, the Acquired Fund.

Disciplined Diversification Trust (Acquired Fund)

The Acquired Fund pays JHIMS a management fee that is accrued and paid daily. The advisory fee for Disciplined Diversification Trust is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule:

0.800% — first $100 million;

0.700% — next $900 million; and

0.650% — excess over $1 billion

During the fiscal year ended December 31, 2012, Disciplined Diversification Trust paid an effective advisory fee of 0.74%.

Core Strategy Trust (Acquiring Fund)

The Acquiring Fund pays JHIMS a management fee that is accrued and paid daily. The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).

*	The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a)	The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:

0.050% — first $500 million; and

0.040% — excess over $500 million.

(b)	The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:

0.500% — first $500 million; and

0.490% — excess over $500 million.

During the fiscal year ended December 31, 2012, Core Strategy Trust paid an effective advisory fee of 0.05%.

* * *

For additional information about the subadvisors and portfolio managers for the Acquired and Acquiring Funds, see “Additional Information About the Funds — The Subadvisors and Portfolio Managers.”

A discussion of the basis of the Board’s May 16-17, 2013 approval of the continuation of the advisory and subadvisory agreements for the Acquired and Acquiring Funds will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013.

Performance

The following information provides some indication of the risks of investing in each fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2013 is based on unaudited financial statements.

The calendar year total returns for each fund represent the returns for the fund’s oldest share class.

Unless all share classes shown in the average annual total returns table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. As shown in the table, Core Strategy Trust outperformed Disciplined Diversification Trust for the six-month period ended June 30, 2013.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

For Disciplined Diversification Trust, the Combined Index represents 70% of the MSCI World Index and 30% of the Barclays U.S. Aggregate Bond Index.

For Core Strategy Trust, the Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Disciplined Diversification Trust

(Acquired Fund)

Calendar Year Total Returns for Series I:

Best Quarter:         16.97% (Quarter ended 6/30/2009)

Worst Quarter:     -11.95% (Quarter ended 9/30/2011)

Year to Date:         4.47% (as of June 30, 2013)

Core Strategy Trust

(Acquiring Fund)

Calendar Year Total Returns for Series II:

Best Quarter:         13.17% (Quarter ended 6/30/2009)

Worst Quarter:     -14.86% (Quarter ended 12/31/2008)

Year to Date:         6.75% (as of June 30, 2013)

Average Annual Total Returns for Periods Ended December 31, 2012 and Six-Month Period Ended June 30, 2013

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Since Inception	Date of Inception
Disciplined Diversification Trust
(Acquired Fund)	Series I	4.47%	12.74%	3.00%	4/28/2008
	Series II	4.31%	12.59%	2.82%	4/28/2008
	Series NAV	4.47%	12.79%	3.06%	4/28/2008
MSCI World Index (gross of foreign withholding taxes on dividends)		8.79%	16.54%	0.18%	4/28/2008
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	6.10%	4/28/2008
Combined Index		5.34%	12.92%	2.40%	4/28/2008

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Core Strategy Trust
(Acquiring Fund)	Series I	6.77%	12.53%	2.58%	4.17%	4/28/2008
	Series II	6.75%	12.27%	2.41%	4.05%	2/10/2006
	Series NAV	6.85%	12.58%	2.62%	4.20%	4/28/2008
S&P 500 Index		13.82%	16.00%	1.66%	3.93%	2/10/2006
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	5.95%	5.99%	2/10/2006
Combined Index		8.75%	12.49%	3.33%	4.86%	2/10/2006

Proposal 6

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF FUNDAMENTAL HOLDINGS TRUST INTO CORE STRATEGY TRUST

Shareholders of Fundamental Holdings Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into Core Strategy Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

Both the Acquired and Acquiring Funds have similar investment objectives and policies, as outlined in the chart below. The following is a brief summary of the similarities and differences between the funds’ investment policies. Each of the Acquired and Acquiring Funds is a fund of funds. Each fund may engage in hedging, derivatives and other strategic transactions. The funds differ in that Core Strategy Trust invests approximately 70% of its total assets in equity securities and underlying funds that invest primarily in equity securities, and approximately 30% of its total assets in fixed-income securities and underlying funds that invest primarily in fixed income securities. In contrast, Fundamental Holdings Trust may allocate assets to equity, fixed-income and foreign investments without specified limits as to the percentage of assets to be invested in each such asset class.

Fundamental Holdings Trust also may invest a significant portion of its assets in series of the American Funds Insurance Series, while Core Strategy Trust does not have a specific policy regarding these investments.

Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2012:

$1,068,240,965	$739,455,244

As of June 30, 2013 (unaudited):

$1,050,500,395	$792,277,555

Investment Advisor:

JHIMS

Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

Investment Subadvisors:

JHAM and JHAM (North America)

Type of Fund:

Fund of Funds	Fund of Funds
Investment Objectives:

To seek long term growth of capital.	Seeks long term growth of capital. Current income is also a consideration.

Principal Investment Strategies:

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of the American Funds Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund purchases only NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust,

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its

Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage-backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds” below. The fund may also engage in short selling.

own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)
The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

Fundamental Holdings Trust (Acquired Fund)	Core Strategy Trust (Acquiring Fund)

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees). The fund may not purchase JHVIT funds that are either feeder funds or other funds of funds.

Use of Hedging and Other Strategic Transactions:

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Temporary Defensive Investing:

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended December 31, 2012 (including pro forma expenses showing the effect of the Reorganization as a stand-alone transaction, as well as assuming that all of the Reorganizations with Core Strategy Trust are approved) are set forth below. With respect to Reorganizations into Core Strategy Trust, it is anticipated that the most favorable expense ratio will be achieved for shareholders of each applicable

Acquired Fund if all of the proposed Reorganizations are approved and implemented, and that the least favorable expense ratio for shareholders of each such Acquired Fund will result if such Acquired Fund is the only fund that reorganizes Core Strategy Trust.

Regardless of whether only this Reorganization is approved or all of the Reorganizations with Core Strategy Trust are approved, on a pro forma basis, each class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization.

The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

In the Reorganization, holders of Series I and Series II shares of Fundamental Holdings Trust will receive Series I and Series II shares, respectively, of Core Strategy Trust; and Series III shares of Fundamental Holdings Trust will receive Series I shares of Core Strategy Trust.

For a certain variable annuity insurance contract that currently invests in Series I shares of Fundamental Holdings Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series I shares with Series NAV shares issued by Core Strategy Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. For more information, please refer to the section entitled “Other Matters Regarding Contract Holders of Series I Shares of Fundamental Holdings Trust.”

Annual Fund Operating Expenses (12-month period ended 12/31/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Fund Operating Expenses
(1) Fundamental Holdings Trust
(Acquired Fund)	Series I	0.04%	0.60%	0.03%	0.44%	1.11%
	Series II	0.04%	0.75%	0.03%	0.44%	1.26%
	Series III	0.04%	0.25%	0.03%	0.44%	0.76%

(2) Core Strategy Trust
(Acquiring Fund)	Series I	0.05%	0.05%	0.03%	0.50%	0.63%
	Series II	0.05%	0.25%	0.03%	0.50%	0.83%

(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%

1	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses.” The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Fundamental Holdings Trust
(Acquired Fund)	Series I	$113	$353	$612	$1,352
	Series II	$128	$400	$692	$1,523
	Series III	$78	$243	$422	$942

(2) Core Strategy Trust
(Acquiring Fund)	Series I	$64	$202	$351	$786
	Series II	$ 85	$265	$460	$1,025

(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$63	$199	$346	$774
	Series II	$ 84	$262	$455	$1,014

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	$63	$199	$346	$774
	Series II	$ 84	$262	$455	$1,014

Portfolio Turnover.    Each fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of each fund. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for Fundamental Holdings Trust was 41% of the average value of its total portfolio, and the portfolio turnover rate for Core Strategy Trust was 110% of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding classes of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Common to Both Funds

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Fund of funds risk    The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk    The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk    The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Emerging markets risk    The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk    Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk    The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk    IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk    Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk    Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk    Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Specific Risks of Fundamental Holdings Trust

Principal Risks of Investing in the Fund of Funds

Commodity risk    Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk    Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Principal Risks of Investing in the Underlying Funds

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Specific Risks of Core Strategy Trust

Principal Risks of Investing in the Underlying Funds

High portfolio turnover risk    Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk    Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

* * *

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate for Fundamental Holdings Trust, the Acquired Fund, is one basis point (0.01%) lower than the effective advisory rate charged to Core Strategy Trust, the Acquiring Fund.

Fundamental Holdings Trust (Acquired Fund)

The Acquired Fund pays JHIMS a management fee that is accrued and paid daily. The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the Aggregate Net Assets of the fund, as defined below, in accordance with the following schedule and that rate is applied to the net assets of the fund.

0.050% — first $500 million; and

0.040% — excess over $500 million.

(Aggregate Net Assets include the net assets of the fund and the Global Diversification Trust, each a series of JHVIT, and Core Fundamental Holdings Fund, Core Global Diversification Fund and Core Diversified Growth & Income Fund, each a series of JHF II.)

During the fiscal year ended December 31, 2012, Fundamental Holdings Trust paid an effective advisory fee of 0.04%.

Core Strategy Trust (Acquiring Fund)

The Acquiring Fund pays JHIMS a management fee that is accrued and paid daily. The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).

*	The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a)	The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:

0.050% — first $500 million; and

0.040% — excess over $500 million.

(b)	The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:

0.500% — first $500 million; and

0.490% — excess over $500 million.

During the fiscal year ended December 31, 2012, Core Strategy Trust paid an effective advisory fee of 0.05%.

* * *

For additional information about the subadvisors and portfolio managers for the Acquired and Acquiring Funds, see “Additional Information About the Funds — The Subadvisors and Portfolio Managers.”

A discussion of the basis of the Board’s May 16-17, 2013 approval of the continuation of the advisory and subadvisory agreements for the Acquired and Acquiring Funds will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013.

Performance

The following information provides some indication of the risks of investing in each fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2013 is based on unaudited financial statements.

The calendar year total returns for each fund represent the returns for the fund’s oldest share class.

Unless all share classes shown in the average annual total returns table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. As shown in the table, Core Strategy Trust outperformed Fundamental Holdings Trust for the six-month period ended June 30, 2013 and the five-year period ended December 31, 2012.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

For Fundamental Holdings Trust, the Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays U.S. Aggregate Bond Index.

For Core Strategy Trust, the Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Fundamental Holdings Trust

(Acquired Fund)

Calendar Year Total Returns for Series I:

Best Quarter:         13.51% (Quarter ended 6/30/2009)

Worst Quarter:     -16.17% (Quarter ended 12/31/2008)

Year to Date:         4.48% (as of June 30, 2013)

Core Strategy Trust

(Acquiring Fund)

Calendar Year Total Returns for Series II:

Best Quarter:         13.17% (Quarter ended 6/30/2009)

Worst Quarter:     -14.86% (Quarter ended 12/31/2008)

Year to Date:         6.75% (as of June 30, 2013)

Average Annual Total Returns for Periods Ended December 31, 2012 and Six-Month Period Ended June 30, 2013

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Fundamental Holdings Trust (Acquired Fund)	Series I	4.48%	12.64%	1.52%	0.86%	10/31/2007
	Series II	4.39%	12.47%	1.38%	0.72%	10/31/2007
	Series III	4.67%	12.92%	1.86%	1.20%	10/31/2007
S&P 500 Index		13.82%	16.00%	1.66%	0.87%	10/31/2007
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	5.95%	6.09%	10/31/2007
Combined Index		7.92%	11.90%	3.57%	3.09%	10/31/2007

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Core Strategy Trust
(Acquiring Fund)	Series I	6.77%	12.53%	2.58%	4.17%	4/28/2008
	Series II	6.75%	12.27%	2.41%	4.05%	2/10/2006
	Series NAV	6.85%	12.58%	2.62%	4.40%	4/28/2008
S&P 500 Index		13.82%	16.00%	1.66%	3.93%	2/10/2006
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	5.95%	5.99%	2/10/2006
Combined Index		8.75%	12.49%	3.33%	4.86%	2/10/2006

Proposal 7

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF

GLOBAL DIVERSIFICATION TRUST

INTO CORE STRATEGY TRUST

Shareholders of Global Diversification Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into Core Strategy Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

Both the Acquired and Acquiring Funds have similar investment objectives and policies, as outlined in the chart below. The following is a brief summary of the similarities and differences between the funds’ investment policies. Each fund is a fund of funds. Each fund also may engage in hedging, derivatives and other strategic transactions. The two funds differ in that Core Strategy Trust invests approximately 70% of its total assets in equity securities and underlying funds that invest primarily in equity securities and approximately 30% of its total assets in fixed income securities and underlying funds that invest primarily in fixed income securities. In contrast, Global Diversification Trust may invest in underlying funds that invest in equity, fixed-income and foreign securities without specific limits as to the percentage of assets to be invested in each such asset class.

Global Diversification Trust also may invest a significant portion of its assets in series of the American Funds Insurance Series, while Core Strategy Trust does not have a specific policy regarding these investments.

Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2012:

$772,592,430	$739,455,244

As of June 30, 2013 (unaudited):

$761,501,600	$792,277,555

Investment Advisor:

JHIMS

Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

Investment Subadvisors:

JHAM and JHAM (North America)

Type of Fund:

Fund of Funds	Fund of Funds

Investment Objectives:
To seek long term growth of capital.	Seeks long term growth of capital. Current income is also a consideration.

Principal Investment Strategies:

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Underlying Funds may include other JHVIT funds and funds of American Fund Insurance Series. However, the fund is authorized to invest without limitation in other Underlying Funds and in other types of investments. The fund intends to invest, under normal circumstances, a portion of its assets in funds that invest primarily in foreign securities or in foreign securities directly.

When purchasing shares of the American Funds Insurance Series, the fund purchases only Class 1 shares (which are not subject to Rule 12b-1 fees). When purchasing shares of other JHVIT Funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The fund may not invest in other JHVIT funds of funds or the following JHVIT feeder funds: American Asset Allocation Trust, American Global Growth Trust,

Under normal market conditions, the fund invests in other funds of JHVIT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks.

Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust.

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid-and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and foreign securities.

The fund may invest in exchange traded funds (“ETFs”). The fund also may make direct investments in other types of investments such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund also may engage in short selling.

Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 80%/20% or 60%/40%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadvisor may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadvisor may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadvisor may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadvisor. In addition, changes may be made to reflect fundamental changes in the investment environment.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may invest directly in other type of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling.

The investment performance of the fund will reflect both its subadvisor’s allocation decisions with respect to

Global Diversification Trust	Core Strategy Trust
(Acquired Fund)	(Acquiring Fund)

Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisors. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHVIT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees). The fund may not purchase JHVIT funds that are either feeder funds or other funds of funds.

Temporary Defensive Investing

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Use of Hedging and Other Strategic Transactions

The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, without limitation, investing in credit default swaps, foreign currency forward contracts, futures contracts, interest rate swaps and options.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended December 31, 2012 (including pro forma expenses showing the effect of the Reorganization as a stand-alone transaction, as well as assuming that all of the Reorganizations with Core Strategy Trust are approved) are set forth below. With respect to Reorganizations into Core Strategy Trust, it is anticipated that the most favorable expense ratio will be achieved for shareholders of each applicable Acquired Fund if all of the proposed Reorganizations are approved and implemented, and that the least favorable expense ratio for shareholders of each such Acquired Fund will result if such Acquired Fund is the only fund that reorganizes Core Strategy Trust.

Regardless of whether only this Reorganization is approved or all of the Reorganizations with Core Strategy Trust are approved, on a pro forma basis, each class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization.

The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

In the Reorganization, holders of Series I and Series II shares of Global Diversification Trust will receive Series I and Series II shares, respectively, of Core Strategy Trust.

Annual Fund Operating Expenses (12-month period ended 12/31/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Fund Operating Expenses
(1) Global Diversification Trust
(Acquired Fund)	Series I	0.04%	0.60%	0.03%	0.60%	1.27%
	Series II	0.04%	0.75%	0.03%	0.60%	1.42%
(2) Core Strategy Trust
(Acquiring Fund)	Series I	0.05%	0.05%	0.03%	0.50%	0.63%
	Series II	0.05%	0.25%	0.03%	0.50%	0.83%
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series II	0.04%	0.25%	0.03%	0.50%	0.82%

1	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses.” The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Global Diversification Trust
(Acquired Fund)	Series I	$129	$403	$697	$1,534
	Series II	$145	$449	$776	$1,702
(2) Core Strategy Trust
(Acquiring Fund)	Series I	$64	$202	$351	$786
	Series II	$85	$265	$460	$1,025
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$63	$199	$346	$774
	Series II	$84	$262	$455	$1,014
(4) Core Strategy Trust
(Acquiring Fund) (Pro forma consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	$63	$199	$346	$774
	Series II	$84	$262	$455	$1,014

Portfolio Turnover.    Each fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of each fund. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for Global Diversification Trust was 28% of the average value of its total portfolio, and the portfolio turnover rate for Core Strategy Trust was 110% of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding classes of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Common to Both Funds

Principal Risks of Investing in the Fund of Funds

The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Fund of funds risk    The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Investment company securities risk    The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds

The principal risks of investing in the Underlying Funds include:

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Convertible securities risk    The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk    Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Credit default swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Industry or sector investing risk    The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk    IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk    Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Mortgage-backed and asset-backed securities risk    Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

Short sales risk    Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Specific Risks of Global Diversification Trust

Principal Risks of Investing in the Fund of Funds

Commodity risk    Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk     Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Exchange-traded notes risk    Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Principal Risks of Investing in the Underlying Funds

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Specific Risks of Core Strategy Trust

Principal Risks of Investing in the Underlying Funds

Emerging markets risk    The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

High portfolio turnover risk    Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk    Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

* * *

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate for Global Diversification Trust, the Acquired Fund, is one basis point (0.01%) lower than the effective advisory rate charged to Core Strategy Trust, the Acquiring Fund.

Global Diversification Trust (Acquired Fund)

The Acquired Fund pays JHIMS a management fee that is accrued and paid daily. The advisory fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund.

0.050% — first $500 million; and

0.040% — excess over $500 million

(Aggregate Net Assets include the net assets of the fund and Fundamental Holdings Trust, each a series of JHVIT, and Core Fundamental Holdings Fund, Core Global Diversification Fund and Core Diversified Growth & Income Fund, each a series of JHF II.)

During the fiscal year ended December 31, 2012, Global Diversification Trust paid an effective advisory fee of 0.04%.

Core Strategy Trust (Acquiring Fund)

The Acquiring Fund pays JHIMS a management fee that is accrued and paid daily. The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).

*	The following JHVIT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

(a)	The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:

0.050% — first $500 million; and

0.040% — excess over $500 million.

(b)	The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:

0.500% — first $500 million; and

0.490% — excess over $500 million.

During the fiscal year ended December 31, 2012, Core Strategy Trust paid an effective advisory fee of 0.05%.

* * *

For additional information about the subadvisors and portfolio managers for the Acquired and Acquiring Funds, see “Additional Information About the Funds — The Subadvisors and Portfolio Managers.”

A discussion of the basis of the Board’s May 16-17, 2013 approval of the continuation of the advisory and subadvisory agreements for the Acquired and Acquiring Funds will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013.

Performance

The following information provides some indication of the risks of investing in each fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2013 is based on unaudited financial statements.

The calendar year total returns for each fund represent the returns for the fund’s oldest share class.

Unless all share classes shown in the average annual total returns table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. As shown in the table, Core Strategy Trust outperformed Global Diversification Trust for the six-month period ended June 30, 2013 and the five-year period ended December 31, 2012.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

For Global Diversification Trust, the Combined Index represents 65% of the MSCI World Index and 35% of the Barclays U.S. Aggregate Bond Index.

For Core Strategy Trust, the Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Global Diversification Trust

(Acquired Fund)

Calendar Year Total Returns for Series I:

Best Quarter:         18.04% (Quarter ended 6/30/2009)

Worst Quarter:     -17.95% (Quarter ended 12/31/2008)

Year to Date:         3.21% (as of June 30, 2013)

Core Strategy Trust

(Acquiring Fund)

Calendar Year Total Returns for Series II:

Best Quarter:         13.17% (Quarter ended 6/30/2009)

Worst Quarter:     -14.86% (Quarter ended 12/31/2008)

Year to Date:         6.75% (as of June 30, 2013)

Average Annual Total Returns for Periods Ended December 31, 2012 and Six-Month Period Ended June 30, 2013

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Global Diversification Trust (Acquired Fund)	Series I	3.21%	15.84%	1.65%	0.96%	10/31/2007
	Series II	3.21%	15.55%	1.49%	0.81%	10/31/2007
MSCI World Index (gross of foreign withholding taxes on dividends)		8.79%	16.54%	-0.60%	-1.40%	10/31/2007
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	5.95%	6.09%	10/31/2007
Combined Index		4.77%	12.31%	2.16%	1.66%	10/31/2007

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Core Strategy Trust (Acquiring Fund)	Series I	6.77%	12.53%	2.58%	4.17%	4/28/2008
	Series II	6.75%	12.27%	2.41%	4.05%	2/10/2006
S&P 500 Index		13.82%	16.00%	1.66%	3.93%	2/10/2006
Barclays U.S. Aggregate Bond Index		-2.45%	4.22%	5.95%	5.99%	2/10/2006
Combined Index		8.75%	12.49%	3.33%	4.86%	2/10/2006

Proposal 8

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE REORGANIZATION OF

SMALLER COMPANY GROWTH TRUST

INTO SMALL CAP OPPORTUNITIES TRUST

Shareholders of Smaller Company Growth Trust (the “Acquired Fund”) are being asked to approve the Plan providing for the Reorganization of that fund into Small Cap Opportunities Trust (the “Acquiring Fund”). The funds are compared below. For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see “Overview of the Reorganizations.”

Comparison of Acquired and Acquiring Funds

Both the Acquired and Acquiring Funds have similar investment objectives and policies, as outlined in the chart below. The following is a brief summary of the similarities and differences between the funds’ investment policies. Each of the Acquired and Acquiring Funds invests at least 80% of its assets in equity securities of small cap companies and employs a multi-manager approach. Each fund also may engage in hedging, derivatives and other strategic transactions. The funds differ in portfolio management in that Smaller Company Growth Trust is subadvised by Frontier, JHAM (North America), and Perimeter; while Small Cap Opportunities Trust is subadvised by Dimensional and Invesco.

The funds also differ in their definitions of “small cap” companies. Smaller Company Growth Trust defines small cap companies as those with market capitalizations not exceeding $5.5 billion. In contrast, for Small Cap Opportunities Trust, Invesco considers small-cap companies to be those with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index, while Dimensional considers small cap companies to be those companies with market capitalizations generally smaller than the 500th largest U.S. company.

Smaller Company Growth Trust	Small Cap Opportunities Trust
(Acquired Fund)	(Acquiring Fund)

Approximate Net Assets of Each Fund as of December 31, 2012:

$210,993,641	$154,373,565

As of June 30, 2013 (unaudited):

$226,949,848	$167,534,020

Smaller Company Growth Trust (Acquired Fund)	Small Cap Opportunities Trust (Acquiring Fund)

Investment Advisor:

JHIMS

Investment Subadvisors:

Frontier, JHAM (North America), and Perimeter	Dimensional and Invesco

Type of Fund:

Direct Investment Fund	Direct Investment Fund

Investment Objectives:

Seeks long-term capital appreciation.

Principal Investment Strategies:

The fund employs a multi-manager approach with three subadvisors, each of which employs its own investment approach and independently manages its portion of the fund. The Advisor may change the allocation of fund assets among the subadvisors at any time. Frontier, JHAM North America) and Perimeter jointly manage the fund as follows:

Under normal circumstances, the fund invests at least 80% of its assets in small cap equity securities.

The fund currently defines small cap equity securities as equity securities of companies with market capitalizations not exceeding $5.5 billion at the time of purchase. (The fund is not required to sell a security that has appreciated or depreciated outside this stated market capitalization range.) While the fund’s investments will generally consist of

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The fund has two subadvisors: Invesco Advisers, Inc. (“Invesco”) and Dimensional Fund Advisors LP (“Dimensional” or “DFA”). Each subadvisor’s investment strategy is described below.

The fund will be rebalanced periodically so that the subadvisors manage the following portions of the fund:

50%* Invesco

50%* DFA

*  Percentages are approximate. Since the fund is only rebalanced

Smaller Company Growth Trust (Acquired Fund)	Small Cap Opportunities Trust (Acquiring Fund)

U.S.-traded securities, including American Depositary Receipts (“ADRs”), the fund may also invest in	periodically, the actual portion of the fund managed by each subadvisor will vary.

foreign securities and have exposure to foreign securities. The fund may also invest in IPOs.

The fund may invest in exchange-traded funds (ETFs).

The portion of the fund managed by JHAM (North America) will generally be invested in: (a) common stocks included in the MSCI U.S. Small Cap Growth Index; and (b) securities which may or may not be included in the MSCI U.S. Small Cap Growth Index that JHAM (North America) believes as a group will behave in a manner similar to the index. As of February 28, 2013, the market capitalizations of companies included in the MSCI U.S. Small Cap Growth Index range from approximately $61 million to $42 billion.

Invesco

Invesco will manage its portion of the fund’s assets (the “Invesco Subadvised Assets”) as follows:

Under normal market conditions, Invesco invests at least 80% of the Invesco Subadvised Assets (plus any borrowings for investment purposes) in equity securities, including convertible securities, of small-capitalization companies. Invesco considers small-capitalization companies to be those companies with market capitalizations, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of February 28, 2013, the capitalization of companies in the Russell 2000 Index range from less than $1 million to $6.1 billion.

Invesco considers selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase (i.e., the projected price level as stated by an investment analyst) is exceeded or a change in technical outlook indicates poor relative strength.

The Invesco Subadvised Assets may include synthetic instruments. Synthetic instruments are investments

Smaller Company Growth Trust (Acquired Fund)	Small Cap Opportunities Trust (Acquiring Fund)

that have economic characteristics similar to the fund’s direct investments, and may include warrants, futures, options, exchange-traded funds (ETFs) and American Depositary Receipts. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. Options and index futures may be used to equitize cash and for other liquidity purposes in special situations.

Invesco attempts to provide potentially higher returns than a fund that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace. Under normal conditions, the top 10 holdings may comprise up to 25% of the Invesco Subadvised Assets.

In selecting investments, Invesco utilizes a disciplined portfolio construction process that aligns the fund with the S&P SmallCap 600 Index, which Invesco believes represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis:

• Fundamental analysis involves building a series of financial models (tools to analyze stock), as well as conducting in-depth interviews with company

Smaller Company Growth Trust (Acquired Fund)	Small Cap Opportunities Trust (Acquiring Fund)

management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry.

• Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.

•       Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength (the price of stock in comparison to the rest of the market), trading volume characteristics, and trend analysis (using past data to predict future movement of stock) are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.

Invesco may invest up to 25% of the Invesco Subadvised Assets in foreign securities. The fund’s investments in foreign securities may include direct investments in foreign currency-denominated securities traded outside of the U.S.

Invesco may invest up to 15% of the Invesco Subadvised Assets in real estate investment trusts (“REITs”).

Smaller Company Growth Trust (Acquired Fund)	Small Cap Opportunities Trust (Acquiring Fund)

Dimensional

DFA will manage its portion of the fund’s assets (the “DFA Subadvised Assets”) as follows:

DFA generally will invest the DFA Subadvised Assets in a broad and diverse group of common stocks of small and mid cap companies traded on a U.S. national securities exchange or on the over-the counter market that DFA determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”). In assessing value, DFA may consider additional factors, such as price to cash flow or price-to-earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria DFA uses for assessing value are subject to change from time to time. As of the date of this Prospectus, DFA considers for investment companies whose market capitalizations are generally smaller than the 500th largest U.S. company. DFA uses a market capitalization weighted approach in weighing portfolio securities. See “Market Capitalization Weighted Approach” below. DFA does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

Smaller Company Growth Trust (Acquired Fund)	Small Cap Opportunities Trust (Acquiring Fund)

DFA may sell portfolio securities when the issuer’s market capitalization increases to a level that exceeds that of the issuer with the largest market capitalization that is then eligible for investment by the DFA Subadvised Assets. In addition, DFA may sell portfolio securities when their book-to-market ratios fall below those of the security with the lowest such ratio that is then eligible for purchase by the DFA Subadvised Assets. However, DFA may retain securities of issuers with relatively smaller market capitalizations for longer periods, despite a decrease in the issuers’ book-to-market ratios.

The total market capitalization ranges, and the value criteria used by DFA for the DFA Subadvised Assets, as described above, generally apply at the time of purchase. DFA will not be required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, DFA is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in DFA’s judgment, circumstances warrant their sale.

Smaller Company Growth Trust (Acquired Fund)	Small Cap Opportunities Trust (Acquiring Fund)

Market Capitalization Weighted Approach

The strategy used by DFA in managing the DFA Subadvised Assets involves market capitalization weighting in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be adjusted by DFA for a variety of reasons. DFA may consider such factors as free float, momentum, liquidity management, and expected profitability, as well as other factors determined to be appropriate by DFA given market conditions. In assessing expected profitability, DFA may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. DFA may deviate from market capitalization weighting to limit or fix the exposure of the DFA Subadvised Assets to a particular issuer to a maximum proportion of the assets of the DFA Subadvised Assets. DFA may exclude the stock of a company that meets applicable market capitalization criteria if DFA determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Smaller Company Growth Trust (Acquired Fund)	Small Cap Opportunities Trust (Acquiring Fund)

Temporary Defensive Investing

In abnormal market conditions, each fund may take temporary defensive measures, such as holding large amounts of cash and cash equivalents that are inconsistent with its primary investment strategy. In taking those measures, the fund may not achieve its investment goals.

Use of Hedging and Other Strategic Transactions

The fund may buy or sell derivatives (such as index futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.	DFA may use derivatives such as futures contracts and options on futures contracts, to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. DFA may enter into futures contracts and options on futures contracts for U.S. equity securities and indices. DFA may also invest in ETFs and similarly structured pooled investments for the purpose of gaining exposure to the U.S. equity markets while maintaining liquidity.

Comparison of, and Effect on, Fund Operating Expenses

The operating expenses of each fund for the twelve-month period ended December 31, 2012 (including pro forma expenses showing the effect of the Reorganization) are set forth below.

While the overall current and pro forma expense ratios of each class of shares of Small Cap Opportunities Trust, before waivers and reimbursements, are lower than those of the corresponding share class of Small Cap Growth Trust, after waivers and reimbursements, the current and pro forma expenses of each class of Small Cap Opportunities Trust are higher.

The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

In the Reorganization, holders of Series I, Series II, and Series NAV shares of Smaller Company Growth Trust will receive Series I, Series II, and Series NAV shares, respectively, of Small Cap Opportunities Trust.

Annual Fund Operating Expenses (12-month period ended 12/31/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Fund Operating Expenses	Contractual Expense Reim- bursement	Net Fund Operating Expenses
(1) Smaller Company Growth Trust
(Acquired Fund)	Series I	1.07%	0.05%	0.06%	0.00%	1.18%	-0.14%[1]	1.04%
	Series II	1.07%	0.25%	0.06%	0.00%	1.38%	-0.14%[1]	1.24%
	Series NAV	1.07%	0.00%	0.06%	0.00%	1.13%	-0.14%[1]	0.99%
(2) Small Cap Opportunities Trust
(Acquiring Fund)	Series I	1.00%	0.05%	0.06%	0.05%[2]	1.16%	-0.09%[3]	1.07%
	Series II	1.00%	0.25%	0.06%	0.05%[2]	1.36%	-0.09%[3]	1.27%
	Series NAV	1.00%	0.00%	0.06%	0.05%[2]	1.11%	-0.09%[3]	1.02%
(3) Small Cap Opportunities Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	1.00%	0.05%	0.06%	0.05%[2]	1.16%	-0.09%[3]	1.07%
	Series II	1.00%	0.25%	0.06%	0.05%[2]	1.36%	-0.09%[3]	1.27%
	Series NAV	1.00%	0.00%	0.06%	0.05%[2]	1.11%	-0.09%[3]	1.02%

1	The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for Smaller Company Growth Trust does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

2	Ratio of expenses includes 0.05% of indirect expenses of private equity and investment company portfolio holdings. “Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses.” The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

3	The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. The current expense limitation agreement expires on April 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Examples:    The examples are intended to help you compare the costs of investing in the Acquired and Acquiring Funds. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Smaller Company Growth Trust
(Acquired Fund)	Series I	$106	$361	$636	$1,419
	Series II	$126	$423	$742	$1,645
	Series NAV	$101	$345	$609	$1,362
(2) Small Cap Opportunities Trust
(Acquiring Fund)	Series I	$109	$360	$630	$1,401
	Series II	$129	$422	$736	$1,627
	Series NAV	$104	$344	$603	$1,344
(3) Small Cap Opportunities Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$109	$360	$630	$1,401
	Series II	$129	$422	$736	$1,627
	Series NAV	$104	$344	$603	$1,344

Portfolio Turnover.    Each of the Acquired and Acquiring Funds pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year ended December 31, 2012, the portfolio turnover rate for Smaller Company Growth Trust was 80% of the average value of its total portfolio, and the portfolio turnover rate for Small Cap Opportunities Trust was 25% of the average value of its total portfolio.

Distribution, Purchase and Redemption Procedures and Exchange Rights.    The distribution, purchase and redemption procedures of each fund, and the exchange rights of the corresponding classes of each fund, are the same.

Principal Risks of Investing in the Funds

The net asset value (“NAV”) of each fund’s shares will go up and down, meaning that you could lose money on your investment in either fund. Because the funds have similar investment objectives and principal investment strategies, as described above, they have similar risks. The principal risks of investing in the funds are:

Risks Common to Both Funds

Active management risk    The subadvisor’s investment strategy may fail to produce the intended result.

Equity securities risk    The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk    Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Foreign securities risk    As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk    Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:

Futures contracts    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Initial public offerings risk    IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk    An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk    Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk    The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Particular Risks of Smaller Company Growth Trust

Credit and counterparty risk    The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Initial public offerings risk    IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Hedging, derivatives and other strategic transactions risk    In addition to futures contracts and options, Smaller Company Growth Trust may enter into swap contracts:

Swaps    Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Particular Risks of Small Cap Opportunities Trust

Convertible securities risk    The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Foreign securities risk    While both the Acquired and Acquiring Funds are subject to foreign securities risk, Small Cap Opportunities Trust is subject to emerging markets risk. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Investment company securities risk    The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Real estate securities risk    Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate.

* * *

These risks are more fully described below and in the JHVIT Prospectus under “Additional Information About the Funds — Principal Risks of Investing in the Funds.” Additional information on these risks is included in the JHVIT SAI under “Risk Factors.”

Investment Management Fees/Subadvisory Arrangements

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate for Small Cap Opportunities Trust, the Acquiring Fund, is lower than the effective advisory rate charged to Smaller Company Growth Trust, the Acquired Fund.

Smaller Company Growth Trust (Acquired Fund)

The Acquired Fund pays JHIMS a management fee that is accrued and paid daily. The advisory fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund.

1.100% — first $125 million;

1.050% — next $250 million;

1.000% — next $625 million; and

0.950% — excess over $1 billion.

(Aggregate Net Assets include the net assets of the fund and Smaller Company Growth Fund, a series of JHF II.)

During the fiscal year ended December 31, 2012, Smaller Company Growth Trust paid an effective advisory fee of 0.92%, after the application of contractual waivers and reimbursements.

Small Cap Opportunities Trust (Acquiring Fund)

The Acquiring Fund pays JHIMS a management fee that is accrued and paid daily. The advisory fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund.

1.000% — first $500 million;

0.950% — next $500 million;

0.900% — next $1 billion; and

0.850% — excess over $2 billion.

(Aggregate Net Assets include the net assets of the fund and Small Cap Opportunities Fund, a series of JHF II.)

During the fiscal year ended December 31, 2012, Small Cap Opportunities Trust paid an effective advisory fee of 0.91%, after the application of contractual waivers and reimbursements.

* * *

For additional information about the subadvisors and portfolio managers for the Acquired and Acquiring Funds, see “Additional Information About the Funds — The Subadvisors and Portfolio Managers.”

A discussion of the basis of the Board’s May 16-17, 2013 approval of the continuation of the advisory and subadvisory agreements for the Acquired and Acquiring Funds will be available in JHVIT’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2013.

Performance

The following information provides some indication of the risks of investing in each fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information as of June 30, 2013 is based on unaudited financial statements.

The calendar year total returns for each fund represent the returns for the fund’s oldest share class.

Unless all share classes shown in the average annual total returns table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. As shown in the table, Small Cap Opportunities Trust outperformed Smaller Company Growth Trust for the six-month period ended June 30, 2013 and the one-year period ended December 31, 2012.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

Smaller Company Growth Trust

(Acquired Fund)

Calendar Year Total Returns for Series NAV:

Best Quarter:         19.96% (Quarter ended 6/30/2009)

Worst Quarter:     -22.29% (Quarter ended 9/30/2011)

Year to Date:         16.14% (as of June 30, 2013)

Small Cap Opportunities Trust

(Acquiring Fund)

Calendar Year Total Returns for Series I:

Best Quarter:         26.43% (Quarter ended 6/30/2009)

Worst Quarter:     -26.09% (Quarter ended 12/31/2008)

Year to Date:         16.40% (as of June 30, 2013)

Average Annual Total Returns for Periods Ended December 31, 2012 and Six-Month Period Ended June 30, 2013

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Since Inception	Date of Inception
Smaller Company Growth Trust
(Acquired Fund)	Series I	16.11%	16.22%	10.81%	11/16/2009
	Series II	15.99%	15.98%	10.64%	11/16/2009
	Series NAV	16.14%	16.27%	10.85%	10/7/2008
Russell 2000 Growth Index		17.44%	14.59%	12.21%	11/16/2009

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Small Cap Opportunities Trust
(Acquiring Fund)	Series I	16.40%	16.84%	2.59%	8.51%	5/5/2003
	Series II	16.30%	16.61%	2.38%	8.29%	5/5/2003
	Series NAV	16.49%	16.88%	2.64%	8.55%	2/28/2005
Russell 2000 Value Index		14.39%	18.05%	3.55%	9.42%	5/5/2003
Russell 2000 Index		15.86%	16.35%	3.56%	9.26%	5/5/2003

INFORMATION ABOUT THE REORGANIZATIONS

Agreement and Plan of Reorganization

The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix A. The Plan provides, with respect to each Reorganization, that the Acquiring Fund will acquire all the assets, subject to all the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the NYSE on December 6, 2013 or on such later date as may be determined by JHVIT (the “Exchange Date”). The net asset value per share of each class of shares of each Acquired and Acquiring Fund will be determined by dividing the fund’s assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each fund will be valued in accordance with the valuation practices of the relevant Acquiring Fund. See “Additional Information About the Funds — Purchase and Redemption of Shares (Calculation of Net Asset Value)” below.

The number of full and fractional shares of an Acquiring Fund received by a shareholder of the applicable Acquired Fund will be equal in value to the value of that shareholder’s full and fractional shares of the Acquired Fund as of the close of regularly scheduled trading on the NYSE on the Exchange Date (the “Effective Time”). Each Acquired Fund will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the corresponding Acquiring Fund received by the Acquired Fund in the Reorganization.

In each Reorganization, except as noted below, holders of Series I, Series II, and Series NAV shares (as applicable) of the Acquired Fund will receive Series I, Series II, and Series NAV shares, respectively, of the corresponding Acquiring Fund; holders of Series I shares of Core Global Diversification Trust will receive Series NAV shares of Core Strategy Trust; and holders of Series III shares of each of Core Fundamental Holdings Trust, Core Global Diversification Trust, and Fundamental Holdings Trust will receive Series I shares of Core Strategy Trust.

For a certain variable annuity insurance contract that currently invests in Series I shares of Fundamental Holdings Trust, it is expected that, after the Reorganization, John Hancock USA and John Hancock NY will replace such Series I shares with Series NAV shares issued by Core Strategy Trust having an equal value. As a result, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise. See “Information About the Reorganizations — Other Matters Regarding Contract Holders of Series I Shares of Fundamental Holdings Trust.”

The liquidation and distribution of each Acquired Fund will be accomplished by the establishment of accounts on the share records of the corresponding Acquiring Fund in the names of the shareholders of the Acquired Fund, each account representing the respective pro rata number of shares of the Acquiring Fund due the shareholder. After such distribution, JHVIT will take all necessary steps under Massachusetts law, JHVIT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the Acquired Fund.

The consummation of each Reorganization is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under “Voting Information” below) of the applicable Acquired Fund entitled to vote approve the Reorganization. With respect to each Reorganization, the Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time, before or after approval by the shareholders of the applicable Acquired Fund, by JHVIT on behalf of either or both of the Acquired and Acquiring Funds if the Board or the officers of JHVIT determine that proceeding with the Reorganization is not in the best interests of either or both funds or their respective shareholders or contract owners. The Plan provides that JHVIT, on behalf of the applicable Acquired or Acquiring Fund, may waive compliance with any of the covenants or conditions made therein for the benefit of that fund, except for certain conditions regarding the receipt of regulatory approvals. The consummation of none of the Reorganizations is contingent upon the consummation of any of the other Reorganizations.

Under the Plan, the expenses of each Reorganization will in each case be borne solely by the applicable Acquired Fund.

Because the Acquired and Acquiring Funds that are Funds of Funds invest solely in other investment companies, they do not expect to incur any brokerage commissions or other transaction costs in selling portfolio investments in connection with the Reorganization. Acquired and Acquiring Funds that are Direct Investment Funds may, however, incur brokerage commissions or other transaction costs in selling portfolio investments in connection with the Reorganization. In particular, prior to the Reorganization, each of Core Allocation Plus Trust and Disciplined Diversification Trust may sell substantially all of its investments and invest the proceeds of such sales in shares of the underlying funds in which Core Strategy Trust invests. The Board has authorized JHVIT to retain a transition manager to facilitate these sales. As noted above, such transactions may cause these Funds to not comply with their investment policies. Sales of portfolio securities by the Direct Investment Funds are expected to result in brokerage commissions or other transaction costs of approximately $21,202 for All Cap Value Trust; $26,691 for Core Allocation Plus Trust; $38,963 for Disciplined Diversification Trust; and $75,229 for Smaller Company Growth Trust.

If a Reorganization is not consummated as to an Acquired Fund, the expenses of the Reorganization as to that fund, consisting of legal, accounting, printing, and proxy solicitation and tabulation costs, will be paid by JHIMS.

If the Plan is not approved by the shareholders of an Acquired Fund or is not consummated for any other reason, the Board will consider other possible courses of action for such fund. The Board, including all the Independent Trustees, recommends that shareholders approve the Plan under Proposals 1, 2, 3, 4, 5, 6, 7, and 8, as applicable.

Reasons for the Reorganizations

The Board has unanimously approved each Reorganization and believes that it will benefit shareholders of the applicable Acquired Fund. Each Reorganization is intended to result in an Acquiring Fund that has the potential to achieve a more consistent long-term performance record and stronger prospects for growth and potential opportunities for economies of scale than would be the case for the applicable Acquired Fund. Each Acquiring Fund has principal investment strategies that are similar to those of its corresponding Acquired Fund, except that certain funds invest directly in equity and fixed-income securities (“Direct Investment Funds”), and other funds operate as funds of funds that invest in underlying funds that invest in equity and fixed-income securities (“Funds of Funds”).

Based on information for the fiscal year ended December 31, 2012, the effective advisory fee rate charged to the Acquiring Fund in each Reorganization is the same or lower than the advisory fee charged to the Acquired Fund, except that the effective advisory fee rate for each of Fundamental Holdings Trust and Global Diversification Trust is one basis point (0.01%) lower than the effective advisory rate charged to Core Strategy Trust. For each Reorganization, on a pro forma basis, each class of the resulting combined Acquiring Fund after the Reorganization is expected to have total operating expenses that are lower than those of the Acquired Fund share classes exchanged in the Reorganization. It should be noted, however, that in the case of Smaller Company Growth Trust, while the overall current and pro forma expense ratios of each class of shares of Small Cap Opportunities Trust, the Acquiring Fund, before waivers and reimbursements, are lower than those of the corresponding share class of the Acquired Fund, after waivers and reimbursements, the current and pro forma expenses of each class of the Acquiring Fund are higher.

The consummation of each Reorganization is not contingent on the approval or consummation of any of the other Reorganizations.

Board Consideration of the Reorganizations

The Board, including the Independent Trustees, considered each Reorganization at its meeting held on June 24-26, 2013, and reviewed information and materials regarding the Reorganizations presented or prepared by, among others, the Advisor. In its review of each Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. In reaching its decision at the June 24-26, 2013 meeting to recommend approval of the Reorganizations, the Board concluded that the participation of each Acquired Fund and its corresponding Acquiring Fund in the Reorganizations is in the best interests of each such fund, as well as in the best interests of shareholders of and contract owners whose contract values are determined by investment in shares of the Acquired and Acquiring Funds, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganizations.

In determining whether to approve each Reorganization and recommend its approval to shareholders of the applicable Acquired Fund, the Board inquired into a number of matters and considered, with respect to each Reorganization, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the Advisor and the subadvisors of the Acquiring Fund; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Advisor or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization on variable contract owners; and (11) possible alternatives to the Reorganization.

In addition to the factors set forth above, the Board also took into account the specific factors listed below with respect to each Acquired and Acquiring Fund in connection with its decision to recommend approval of each Reorganization on behalf of each of the Acquiring Funds and each of the Acquired Funds. With respect to performance information, given the dates of the meeting at which the Board considered the Reorganizations, the Board review information as of

April 30, 2013, which differed from the information presented in the Proposals, which is dated as of June 30, 2013.

Proposal 1 — All Cap Value Trust (Acquired Fund) into Fundamental Large Cap Value Trust (Acquiring Fund)

1.	The investment policies of All Cap Value Trust and Fundamental Large Cap Value Trust are similar in that both funds invest primarily in equity securities.

2.	All Cap Value Trust and Fundamental Large Cap Value Trust are managed by the same advisor. In addition, JHAM is the subadvisor to Fundamental Large Cap Value Trust, and the Board is generally satisfied with JHAM’s management of this fund.

3.	The effective advisory fee rate of Fundamental Large Cap Value Trust is lower than that of All Cap Value Trust. The overall current and pro forma expense ratios of each class of shares of Fundamental Large Cap Value Trust are lower than those of the corresponding share class of All Cap Value Trust.

4.	Fundamental Large Cap Value Trust outperformed All Cap Value Trust on a total return basis for the one- and three-year periods ended April 30, 2013.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 2 — Core Allocation Plus Trust (Acquired Fund) into Core Strategy Trust (Acquiring Fund)

1.	The investment policies of Core Allocation Plus Trust and Core Strategy Trust are similar in that each fund allocates its assets to both equity and fixed-income investments.

2.	Core Allocation Plus Trust and Core Strategy Trust are managed by the same advisor. In addition, JHAM and JHAM (North America) are the subadvisors to Core Strategy Trust, and the Board is generally satisfied with JHAM’s and JHAM (North America)’s management of this fund.

3.	The overall current and pro forma expense ratios of each class of shares of Core Strategy Trust are lower than those of the corresponding share class of Core Allocation Plus Trust.

4.	Core Strategy Trust outperformed Core Allocation Plus Trust on a total return basis for the three- and five-year periods ended April 30, 2013.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 3 — Core Fundamental Holdings Trust (Acquired Fund) into Core Strategy Trust (Acquiring Fund)

1.	The investment policies of Core Fundamental Holdings Trust and Core Strategy Trust are similar in that each is a fund of funds and each invests a portion of its assets in equity securities and underlying funds that invest primarily in equity securities, and a portion of its assets in fixed-income securities and underlying funds that invest primarily in fixed-income securities.

2.	Core Fundamental Holdings Trust and Core Strategy Trust are managed by the same advisor and subadvisors.

3.	The overall current and pro forma expense ratios of each class of shares of Core Strategy Trust are lower than those of the corresponding share class of Core Fundamental Holdings Trust (in the case of Series III shares of Core Fundamental Holdings Trust, the expenses of Series I shares of Core Strategy Trust are lower).

4.	Core Strategy Trust outperformed Core Fundamental Holdings Trust on a total return basis for the year-to-date, one- and three-year periods ended April 30, 2013.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 4 — Core Global Diversification Trust (Acquired Fund) into Core Strategy Trust (Acquiring Fund)

1.	The investment policies of Core Global Diversification Trust and Core Strategy Trust are similar in that each is a fund of funds and each invests a portion of its assets in equity securities and underlying funds that invest primarily in equity securities and a portion of its assets in fixed-income securities and underlying funds that invest primarily in fixed-income securities.

2.	Core Global Diversification Trust and Core Strategy Trust are managed by the same advisor and subadvisors.

3.	The overall current and pro forma expense ratios of each class of shares of Core Strategy Trust are lower than those of the corresponding share class of

Core Global Diversification Trust (in the case of Series III shares of Core Global Diversification Trust, the expenses of Series I shares of Core Strategy Trust are lower).

4.	Core Strategy Trust outperformed Core Global Diversification Trust on a total return basis for the year-to-date, one- and three- year periods ended April 30, 2013.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 5 — Disciplined Diversification Trust (Acquired Fund) into Core Strategy Trust (Acquiring Fund)

1.	The investment policies of Disciplined Diversification Trust and Core Strategy Trust are similar in that each fund invests approximately 70% of its assets in equity investments and approximately 30% in fixed-income investments.

2.	Disciplined Diversification Trust and Core Strategy Trust are managed by the same advisor. In addition, JHAM and JHAM (North America) are the subadvisors to Core Strategy Trust, and the Board is generally satisfied with JHAM’s and JHAM (North America)’s management of this fund.

3.	The overall current and pro forma expense ratios of each class of shares of Core Strategy Trust are lower than those of the corresponding share class of Disciplined Diversification Trust.

4.	Core Strategy Trust outperformed Disciplined Diversification Trust on a total return basis for the year-to-date, one-, three-, and five-year periods ended April 30, 2013.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 6 — Fundamental Holdings Trust (Acquired Fund) into Core Strategy Trust (Acquiring Fund)

1.

The investment policies of Fundamental Holdings Trust and Core Strategy Trust are similar in that each is a fund of funds and each invests a portion of its assets in equity securities and underlying funds that invest primarily in equity securities and a portion of its assets in fixed-income securities and underlying funds that invest primarily in fixed-income securities.

2.	Fundamental Holdings Trust and Core Strategy Trust are managed by the same advisor and subadvisors.

3.	The overall current and pro forma expense ratios of each class of shares of Core Strategy Trust are lower than those of the corresponding share class of Fundamental Holdings Trust (in the case of Series III shares of Fundamental Holdings Trust, the expenses of Series I shares of Core Strategy Trust are lower).

4.	Core Strategy Trust outperformed Fundamental Holdings Trust on a total return basis for the year-to-date, one-, three-, and five-year periods ended April 30, 2013.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 7 — Global Diversification Trust (Acquired Fund) into Core Strategy Trust (Acquiring Fund)

1.	The investment policies of Global Diversification Trust and Core Strategy Trust are similar in that each is a fund of funds and each invests a portion of its assets in equity securities and underlying funds that invest primarily in equity securities and a portion of its assets in fixed-income securities and underlying funds that invest primarily in fixed-income securities.

2.	Global Diversification Trust and Core Strategy Trust are managed by the same advisor and subadvisors.

3.	The overall current and pro forma expense ratios of each class of shares of Core Strategy Trust are lower than those of the corresponding share class of Global Diversification Trust.

4.	Core Strategy Trust outperformed Global Diversification Trust on a total return basis for the year-to-date, one-, three-, and five-year periods ended April 30, 2013.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Proposal 8 — Smaller Company Growth Trust (Acquired Fund) into Small Cap Opportunities Trust (Acquiring Fund)

1.	The investment policies of Smaller Company Growth Trust and Small Cap Opportunities Trust are similar in that each fund invests at least 80% of its assets in equity securities of small cap companies.

2.	Smaller Company Growth Trust and Small Cap Opportunities Trust are managed by the same advisor. In addition, Dimensional and Invesco are the subadvisors to Small Cap Opportunities Trust, and the Board is generally satisfied with Dimensional’s and Invesco’s management of this fund.

3.	The effective advisory fee rate of Small Cap Opportunities Trust is lower than that of Smaller Company Growth Trust. The overall current and pro forma expense ratios of each class of shares of Small Cap Opportunities Trust, before waivers and reimbursements, are lower than those of the corresponding share class of Smaller Company Growth Trust, and that although Small Cap Opportunities Trust’s expenses are higher after waivers and reimbursements (attributable to the indirect expenses of private investment companies and business development companies in which Small Cap Opportunities invests), than those of the corresponding share class of Smaller Company Growth Trust, after the Reorganization, Small Cap Opportunities Trust has the potential to achieve a more consistent long-term performance record and has stronger potential for growth and potential opportunities for economies of scale than Smaller Company Growth Trust.

4.	Small Cap Opportunities Trust outperformed Smaller Company Growth Trust on a total return basis for the one- and three-year periods ended April 30, 2013.

5.	The Reorganization will not result in any dilution of shareholder or contract owner values.

6.	The Reorganization is not expected to be a taxable event for federal income tax purposes for contract owners.

Description of the Securities to Be Issued

JHVIT has an unlimited number of authorized shares of beneficial interest. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.

The Acquired and Acquiring Funds are separate series or funds of JHVIT. The shares of JHVIT may be issued in four classes: Series I, Series II, Series III and Series NAV shares. Not all JHVIT Funds have established or are currently authorized to offer all classes of shares, and additional classes may be offered in the future. Currently, each of the Acquired and Acquiring Funds has Series I and Series II shares issued and outstanding; each of Core Fundamental Holdings Trust, Core Global Diversification Trust, and Fundamental Holdings Trust has Series III shares issued and outstanding; and each Acquired and Acquiring Fund, other than Core Global Diversification Trust, Fundamental Holdings Trust and Global Disciplined Diversification Trust, has Series NAV shares issued and outstanding.

Each Acquiring Fund will issue Series I, Series II and Series NAV shares, as applicable, in connection with the Reorganizations, depending on the issued and outstanding share classes of each Acquired Fund as of the close of the Reorganizations, except that none of the Acquiring Funds will issue Series III shares in connection with the Reorganizations, but instead will issue Series I shares to holders of Series III shares of the Acquired Funds, as applicable. Each such share, when sold in the manner contemplated by the registration statement, will be legally issued. Series I, Series II, Series III and Series NAV shares may not be converted into shares of any other class.

Series I, Series II, Series III, and Series NAV shares of the funds are the same except for differences in class expenses, including different Rule 12b-1 fees for Series I, Series II, Series III (see “Additional Information About the Funds — Rule 12b-1 Fees” below) and, as described below, voting rights.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective fund and upon liquidation in the net assets of the fund remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular fund will be allocated in the manner determined by the Board.

The expenses of each fund are borne by its Series I, Series II, Series III, and Series NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. Notwithstanding the foregoing, “class expenses” are allocated to each class. “Class expenses” for each fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses that JHIMS determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS’s determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

Other Matters Regarding Contract Holders of Series I Shares of Fundamental Holdings Trust

John Hancock USA and John Hancock NY have reported to JHVIT that, immediately after the Reorganization with respect to Fundamental Holdings Trust, in order to conform with the product features of a certain variable annuity contract, the insurer will, in the case of Series I shares issued by Core Strategy Trust in the Reorganization that are attributable to that particular contract, replace such Series I shares with a number of Series NAV shares having an aggregate value equal to the replaced Series I shares. This replacement is expected to occur because of certain product features associated with this particular contract that contemplate investment in Series NAV shares of certain funds where available, and not Series I shares. The affected variable annuity contract is Annuity Note Portfolio NAV Shares.

This replacement will not occur for other John Hancock USA and John Hancock NY variable annuity contracts that invest in the same series of shares of these funds because the product features of those contracts contemplate investment in Series I shares of JHVIT. These replacements will not result in any additional cost for the owners of the affected variable annuity contract or for Core Strategy Trust and, as a result of each replacement, affected contract holders will have contract values invested in a class with lower expenses than would have been the case otherwise.

Expenses

The following table shows the current and pro forma expenses of Series I shares of Fundamental Holdings Trust and Core Strategy Trust, as well as those of Series NAV shares of Core Strategy Trust, showing the effect of the Reorganization as a stand-alone transaction, as well as assuming that all of the Reorganizations with Core Strategy Trust are approved.

The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios would be higher.

Annual Fund Operating Expenses (12-month period ended 12/31/2012)

(expenses that you pay each year as a percentage of the value of your investment)

Fund/Share Class		Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Fund Operating Expenses
(1) Fundamental Holdings Trust
(Acquired Fund)	Series I	0.04%	0.60%	0.03%	0.44%	1.11%

(2) Core Strategy Trust
(Acquiring Fund)	Series I	0.05%	0.05%	0.03%	0.50%	0.63%
	Series NAV	0.05%	0.00%	0.03%	0.50%	0.58%

(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series NAV	0.04%	0.00%	0.03%	0.50%	0.57%

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	0.04%	0.05%	0.03%	0.50%	0.62%
	Series NAV	0.04%	0.00%	0.03%	0.50%	0.57%

(1)	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses.” The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples:    The examples are intended to help you compare the costs of investing in Series I shares of Fundamental Holdings Trust and Core Strategy Trust, and Series NAV shares of Core Strategy Trust. The examples assume that $10,000 is invested in the particular fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that each fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund/Share Class		One Year	Three Years	Five Years	Ten Years
(1) Fundamental Holdings Trust
(Acquired Fund)	Series I	$113	$353	$612	$1,352

(2) Core Strategy Trust
(Acquiring Fund)	Series I	$64	$202	$351	$786
	Series NAV	$59	$186	$324	$726

(3) Core Strategy Trust
(Acquiring Fund) (Pro forma combining (1) and (2))	Series I	$63	$199	$346	$774
	Series NAV	$58	$183	$318	$714

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	Series I	$63	$199	$346	$774
	Series NAV	$58	$183	$318	$714

Performance

The calendar year performance of Fundamental Holdings Trust and Core Strategy Trust is set forth under the discussion of Proposal 6 under the heading “Performance.” Additional information is shown below regarding the average annual total returns of the Series I shares of both funds and Series NAV shares of Core Strategy Trust. The performance information as of June 30, 2013 is based on unaudited financial statements.

Unless all share classes shown in the average annual total returns table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. As shown in the table, Core Strategy Trust outperformed Fundamental Holdings Trust for the six-month period ended June 30, 2013 and the five-year period ended December 31, 2012.

The past performance of a fund is not necessarily an indication of how it will perform in the future.

For Fundamental Holdings Trust, the Combined Index represents 65% of the S&P 500 Index and 35% of the Barclays U.S. Aggregate Bond Index.

For Core Strategy Trust, the Combined Index represents 70% of the S&P 500 Index and 30% of the Barclays U.S. Aggregate Bond Index.

Average Annual Total Returns for Periods Ended December 31, 2012 and Six-Month Period Ended June 30, 2013

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Fundamental Holdings Trust
(Acquired Fund)	Series I	4.48%	12.64%	1.52%	0.86%	10/31/2007
S&P 500 Index		13.82%	16.00%	1.66%	0.87%	10/31/2007
Barclays U.S. Aggregate Bond Index		–2.45%	4.22%	5.95%	6.09%	10/31/2007
Combined Index		7.92%	11.90%	3.57%	3.09%	10/31/2007

Fund	Share Class	Six Months Ended June 30, 2013	One Year	Five Year	Since Inception	Date of Inception
Core Strategy Trust
(Acquiring Fund)	Series I	6.77%	12.53%	2.58%	4.17%	4/28/2008
	Series NAV	6.85%	12.58%	2.62%	4.40%	4/28/2008
S&P 500 Index		13.82%	16.00%	1.66%	3.93%	2/10/2006
Barclays U.S. Aggregate Bond Index		–2.45%	4.22%	5.95%	5.99%	2/10/2006
Combined Index		8.75%	12.49%	3.33%	4.86%	2/10/2006

Federal Income Tax Consequences

As a condition to the consummation of each Reorganization, JHVIT also will have received one or more opinions of K&L Gates LLP, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHVIT to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(A) with respect to each of the six transactions involving, respectively: (i) Core Allocation Plus Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); (ii) Core Fundamental Holdings Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); (iii) Core Global Diversification Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); (iv) Disciplined Diversification Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); (v) Fundamental

Holdings Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); and (vi) Global Diversification Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund): (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired Fund and the Acquiring Fund, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization under section 368(b) of the Code; (2) no gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares, followed by the distribution of those Acquiring Fund Shares to the Acquired Fund’s shareholders in liquidation of the Acquired Fund; (3) no gain or loss will be recognized by the Acquiring Fund on the receipt of the Acquired Fund’s assets and the assumption of its liabilities in exchange solely for the Acquiring Fund Shares; (4) the basis of the Acquired Fund’s assets in the hands of the Acquiring Fund will be the same as the basis of such assets in the Acquired Fund’s hands immediately prior to the Reorganization; (5) the Acquiring Fund’s holding period in the assets to be received from the Acquired Fund will include the Acquired Fund’s holding period in such assets (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); (6) the Acquired Fund’s shareholders will recognize no gain or loss on the exchange of their shares of beneficial interest in the Acquired Fund for Acquiring Fund shares in the Reorganization; (7) the Acquired Fund’s shareholders’ aggregate basis in the Acquiring Fund shares to be received by them will be the same as their aggregate basis in the Acquired Fund shares to be surrendered in exchange therefor; and (8) the holding period of the Acquiring Fund shares to be received by the Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares to be surrendered in exchange therefor, provided those Acquired Fund shares were held as capital assets on the date of the Reorganization; and

(B) with respect to each of the two transactions involving, respectively: (i) All Cap Value Trust (Acquired Fund) and Fundamental Large Cap Value Trust (Acquiring Fund); and (ii) Smaller Company Growth Trust (Acquired Fund) and Small Cap Opportunities Trust (Acquiring Fund): (1) the Reorganization will not be a reorganization under section 368(a)(1) of the Code, but instead will constitute a taxable sale of assets by Acquired Fund to Acquiring Fund; (2) the Acquired Fund may recognize gain or loss upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares, depending on whether Acquired Fund’s aggregate tax basis for its assets is less than, is equal to, or exceeds the sum of the fair market value of the Acquiring Fund Shares received by Acquired Fund and the amount of the liabilities assumed by Acquiring Fund; (3) except to the extent the Acquiring Fund Shares appreciate or depreciate in value in Acquired Fund’s hands prior to distribution thereof to the Acquired Fund’s shareholders, no gain or loss will be recognized to Acquired Fund on the distribution of Acquiring Fund Shares in liquidation of the Acquired Fund; (4) each Acquired Fund shareholder may recognize gain or loss, as applicable, on the exchange of such shareholder’s Acquired Fund shares for Acquiring Fund shares in the Reorganization, depending on whether the shareholder’s tax basis for its Acquired Fund shares is less than, is equal to, or exceeds the fair market value of the Acquiring Fund shares received by the shareholder; (5) no gain or loss will be recognized by the Acquiring Fund on the receipt of the Acquired Fund’s assets and the assumption of Acquired Fund’s liabilities in exchange solely for the Acquiring Fund Shares; (6) the Acquiring Fund’s aggregate tax basis for the acquired assets will be equal to the sum of the fair market value of the Acquiring Fund shares exchanged therefor plus the amount of the liabilities assumed by Acquiring Fund, and Acquiring Fund’s holding period for the assets will begin on the day after the closing date; (7) an Acquired Fund shareholder’s basis for the Acquiring Fund shares to be received by it pursuant to the Reorganization will be the fair market value of those shares on the date of the distribution of such shares; (8) and Acquired Fund shareholder’s holding period for the Acquiring Fund shares to be received by it pursuant to the Reorganization will begin on the day following the distribution of such shares; (9) the portion of the distribution of Acquiring Fund shares by Acquired Fund that is properly chargeable to earnings and profits of Acquired Fund will be treated as a dividend for purposes of computing Acquired Fund’s dividends paid deduction; and (10) if the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, contract owners whose contract values are determined by investment in shares of the Acquired Fund will not recognize any taxable income, gains or losses as a result of the Reorganization.

For purposes of rendering its opinion, K&L Gates LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, this Proxy/Prospectus and related SAI, and on such other written representations as will have been verified as of the Effective Time of the applicable Reorganization.

None of JHVIT, any Acquired Fund, or any Acquiring Fund has sought a tax ruling from the Internal Revenue Service (the “IRS”), but each is acting in reliance upon the opinions of counsel discussed in the previous paragraph. The opinions are not binding on the IRS and do not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

CAPITALIZATION

The following tables show as of December 31, 2012 and with respect to each of Proposals 1 through 8: (1) the capitalization of the Acquired Fund; (2) the capitalization of the Acquiring Fund; (3) the pro forma combined capitalization of the Acquiring Fund, showing the effect of the Reorganization as a stand-alone transaction; and (4) for Proposals 2 through 7, the pro forma combined capitalization of the Acquiring Fund assuming that all of the Reorganizations with Core Strategy Trust are approved. The information in Items 3 and 4 of each table shows pro rata capitalization information as if the Reorganization (or, for all Acquired Funds reorganizing into Core Strategy Trust, all such Reorganizations) had occurred as of December 31, 2012, adjusted to reflect the expenses of the Reorganization (or all the Reorganizations). The tables do not show the actual numbers of shares of the Acquiring Fund to be issued in connection with the Reorganizations, which will depend upon the net asset value and number of shares outstanding of each Acquired and Acquiring Fund at the time of the Reorganizations.

Proposal 1

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) All Cap Value Trust
(Acquired Fund)	—Series I	$27,163,768	8.42	3,227,737
	—Series II	$24,748,439	8.40	2,946,541
	—NAV	$445,388,672	8.38	53,143,187

Total		$497,300,879		59,317,465

(2) Fundamental Large Cap Value Trust
(Acquiring Fund)	—Series I	$67,379,530	12.18	5,532,409
	—Series II	$16,800,417	12.27	1,369,412
	—NAV	$441,295,700	12.18	36,233,508

Total		$525,475,647		43,135,329

Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and Decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(4,594)	(0.00)	(997,920)
	—Series II	$(4,186)	(0.00)	(929,894)
	—NAV	$(75,331)	(0.00)	(16,582,157)

Total		$(84,111)		(18,509,971)

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(3) Fundamental Large Cap Value Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$94,538,704	12.18	7,762,226
	—Series II	$41,544,670	12.27	3,386,059
	—NAV	$886,609,041	12.18	72,794,538

Total		$1,022,692,415		83,942,823

*	It is anticipated that the JHVIT funds of funds will redeem their shares of All Cap Value Trust prior to the Reorganization, and that as a result, the Acquired Fund will have approximately $80 million in net assets on the date of the Reorganization into Fundamental Large Cap Value Trust.

Proposal 2

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) Core Allocation Plus Trust
(Acquired Fund)	—Series I	$20,485,864	10.43	1,963,565
	—Series II	$145,668,339	10.44	13,949,121
	—NAV	$12,326,915	10.42	1,182,477

Total		$178,481,118		17,095,163

(2) Core Strategy Trust
(Acquiring Fund)	—Series I	$211,972	13.58	15,612
	—Series II	$688,111,713	13.62	50,503,828
	—NAV	$51,131,559	13.58	3,764,341

Total		$739,455,244		54,283,781

Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(7,939)	(0.00)	(455,618)
	—Series II	$(56,448)	(0.00)	(3,258,086)
	—NAV	$(4,777)	(0.00)	(275,103)

Total		$(69,164)		(3,988,807)

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$20,689,897	13.58	1,523,559
	—Series II	$833,723,604	13.62	61,194,863
	—NAV	$63,453,697	13.58	4,671,715

Total		$917,867,198		67,390,137

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	—Series I	$139,158,570	13.58	10,247,319
	—Series II	$3,429,340,945	13.62	251,768,824
	—NAV	$89,038,506	13.58	6,555,721

Total		$3,657,538,021		268,571,864

Proposal 3

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) Core Fundamental Holdings Trust
(Acquired Fund)	—Series I	$29,421	16.73	1,759
	—Series II	$310,392,516	16.73	18,553,924
	—Series III	$24,766,779	16.71	1,481,959

Total		$335,188,716		20,037,642

(2) Core Strategy Trust
(Acquiring Fund)	—Series I	$211,972	13.58	15,612
	—Series II	$688,111,713	13.62	50,503,828
	—NAV	$51,131,559	13.58	3,764,341

Total		$739,455,244		54,283,781

Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and changes in outstanding shares relative to net asset value upon the Reorganization	—Series I	$(5)	(0.00)	1,823,863
	—Series II	$(53,185)	(0.00)	4,231,636
	—Series III	$(4,244)	(0.00)	(1,481,959)

Total		$(57,434)		4,573,540

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(3) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$25,003,923	13.58	1,841,234
	—Series II	$998,451,044	13.62	73,289,388
	—NAV	$51,131,559	13.58	3,764,341

Total		$1,074,586,526		78,894,963

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	—Series I	$139,158,570	13.58	10,247,319
	—Series II	$3,429,340,945	13.62	251,768,824
	—NAV	$89,038,506	13.58	6,555,721

Total		$3,657,538,021		268,571,864

(A)	For purposes of the Reorganization, Series III of Core Fundamental Holdings Trust (Acquired Fund) shall be deemed to correspond to Series I shares of Core Strategy Trust (Acquiring Fund).

Proposal 4

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) Core Global Diversification Trust
(Acquired Fund)	—Series I	$156,587	15.46	10,130
	—Series II	$312,214,159	15.47	20,183,696
	—Series III	$18,472,304	15.45	1,195,519

Total		$330,843,050		21,389,345

(2) Core Strategy Trust
(Acquiring Fund)	—Series I	$211,972	13.58	15,612
	—Series II	$688,111,713	13.62	50,503,828
	—NAV	$51,131,559	13.58	3,764,341

Total		$739,455,244		54,283,781

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and changes in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(30)	(0.00)	1,349,864
	—Series II	$(60,614)	(0.00)	2,735,067
	—Series III	$(3,586)	(0.00)	(1,183,991)

Total		$(64,230)		2,900,940

(3) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$18,680,690	13.58	1,375,606
	—Series II	$1,000,265,258	13.62	73,422,591
	—NAV	$51,288,116	13.58	3,775,869

Total		$1,070,234,064		78,574,066

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	—Series I	$139,158,570	13.58	10,247,319
	—Series II	$3,429,340,945	13.62	251,768,824
	—NAV	$89,038,506	13.58	6,555,721

Total		$3,657,538,021		268,571,864

(A)	For purposes of the Reorganization, Series I and Series III of Core Global Diversification Trust (Acquired Fund) shall be deemed to correspond to Series NAV and Series I shares, respectively, of Core Strategy Trust (Acquiring Fund).

Proposal 5

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) Disciplined Diversification Trust
(Acquired Fund)	—Series I	$284,039	12.75	22,275
	—Series II	$211,914,706	12.77	16,600,336
	—NAV	$21,080,062	12.75	1,653,437

Total		$233,278,807		18,276,048

(2) Core Strategy Trust
(Acquiring Fund)	—Series I	$211,972	13.58	15,612
	—Series II	$688,111,713	13.62	50,503,828
	—NAV	$51,131,559	13.58	3,764,341

Total		$739,455,244		54,283,781

Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(106)	(0.00)	(1,367)
	—Series II	$(78,865)	(0.00)	(1,047,044)
	—NAV	$(7,845)	(0.00)	(101,727)

Total		$(86,816)		(1,150,138)

(3) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$495,905	13.58	36,520
	—Series II	$899,947,554	13.62	66,057,120
	—NAV	$72,203,776	13.58	5,316,051

Total		$972,647,235		71,409,691

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	—Series I	$139,158,570	13.58	10,247,319
	—Series II	$3,429,340,945	13.62	251,768,824
	—NAV	$89,038,506	13.58	6,555,721

Total		$3,657,538,021		268,571,864

Proposal 6

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) Fundamental Holdings Trust
(Acquired Fund)	—Series I	$4,356,612	11.15	390,798
	—Series II	$1,001,769,621	11.16	89,785,129
	—Series III	$62,114,732	11.14	5,575,388

Total		$1,068,240,965		95,751,315

(2) Core Strategy Trust
(Acquiring Fund)	—Series I	$211,972	13.58	15,612
	—Series II	$688,111,713	13.62	50,503,828
	—NAV	$51,131,559	13.58	3,764,341

Total		$739,455,244		54,283,781

Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and changes in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(577)	(0.00)	4,182,582
	—Series II	$(132,707)	(0.00)	(16,243,505)
	—Series III	$(8,229)	(0.00)	(5,254,620)

Total		$(141,513)		(17,315,543)

(3) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$62,318,475	13.58	4,588,992
	—Series II	$1,689,748,627	13.62	124,045,452
	—NAV	$55,487,594	13.58	4,085,109

Total		$1,807,554,696		132,719,553

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	—Series I	$139,158,570	13.58	10,247,319
	—Series II	$3,429,340,945	13.62	251,768,824
	—NAV	$89,038,506	13.58	6,555,721

Total		$3,657,538,021		268,571,864

(A)	For purposes of the Reorganization, Series I shares of Fundamental Holdings Trust (Acquired Fund) shall be deemed to correspond to Series NAV shares of Core Strategy Trust (Acquiring Fund), and Series III shares of Fundamental Holdings Trust (Acquired Fund) shall be deemed to correspond to Series I shares of Core Strategy Trust (Acquiring Fund).

Proposal 7

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) Global Diversification Trust
(Acquired Fund)	—Series I	$12,819,611	10.89	1,177,529
	—Series II	$759,772,819	10.89	69,751,050

Total		$772,592,430		70,928,579

(2) Core Strategy Trust
(Acquiring Fund)	—Series I	$211,972	13.58	15,612
	—Series II	$688,111,713	13.62	50,503,828
	—NAV	$51,131,559	13.58	3,764,341

Total		$739,455,244		54,283,781

Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(2,043)	(0.00)	(233,673)
	—Series II	$(121,109)	(0.00)	(13,976,328)

Total		$(123,152)		(14,210,001)

(3) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$13,029,540	13.58	959,468
	—Series II	$1,447,763,423	13.62	106,278,550
	—NAV	$51,131,559	13.58	3,764,341

Total		$1,511,924,522		111,002,359

(4) Core Strategy Trust
(Acquiring Fund) (Pro forma assuming consummation of Proposals 2, 3, 4, 5, 6 and 7)	—Series I	$139,158,570	13.58	10,247,319
	—Series II	$3,429,340,945	13.62	251,768,824
	—NAV	$89,038,506	13.58	6,555,721

Total		$3,657,538,021		268,571,864

Proposal 8

Funds		Net Assets	Net Asset Value Per Share	Shares Outstanding
(1) Smaller Company Growth Trust
(Acquired Fund)	—Series I	$75,196,389	17.38	4,327,333
	—Series II	$17,494,403	17.26	1,013,829
	—NAV	$118,302,849	17.41	6,796,483

Total		$210,993,641		12,137,645

(2) Small Cap Opportunities Trust
(Acquiring Fund)	—Series I	$31,740,169	22.13	1,434,538
	—Series II	$31,625,856	21.90	1,444,266
	—NAV	$91,007,540	22.02	4,132,417

Total		$154,373,565		7,011,221

Reduction in net assets and decrease in net asset values per share to reflect the estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	—Series I	$(51,149)	(0.01)	(931,705)
	—Series II	$(11,900)	(0.01)	(215,541)
	—NAV	$(80,471)	(0.01)	(1,427,619)

Total		$(143,520)		(2,574,865)

(3) Small Cap Opportunities Trust
(Acquiring Fund) (Pro forma assuming combination of (1) and (2))	—Series I	$106,885,409	22.13	4,830,166
	—Series II	$49,108,359	21.90	2,242,554
	—NAV	$209,229,918	22.02	9,501,281

Total		$365,223,686		16,574,001

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional Information About the Funds of Funds’ Principal Risks

The principal risks of investing in the Acquired and Acquiring Funds are summarized above in the description of each proposal and are further described below. Unless otherwise indicated below or in the applicable descriptions above, the applicable Acquired and Acquiring Funds may invest directly or indirectly (i.e., through investments in underlying funds) in all the types of securities described and each risk is applicable to all of the Acquired and Acquiring Funds. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The Dodd-Frank Wall Street Reform and Consumer Protection Act includes a number of statutory provisions, rulemaking directives and required studies that could directly or indirectly impact the funds through: (i) provisions impacting the regulatory framework; (ii) provisions impacting the funds as investors; (iii) enhancements to the enforcement authority of the SEC; (iv) risk regulation of “systematically important” financial institutions; and (v) mandated studies that may have further effects on the funds. Such legislation may impact the funds in ways that are unforeseeable. Such legislation or regulation could limit or preclude a fund’s ability to achieve its investment objective.

Governments or their agencies may acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a fund’s portfolio holdings. Furthermore, volatile financial markets can expose a fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Active management risk

A fund is subject to management risk because it relies on the subadvisor’s ability to pursue the fund’s objective. The subadvisor will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadvisor to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees, which increase their costs.

Exchange-traded note (ETN) risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to principal amount (subject to the day’s index factor). ETNs also are subject to counterparty credit risk and fixed income risk.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadvisor to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadvisor’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the JHVIT SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the JHVIT SAI. To the extent a fund of funds utilizes hedging and other strategic transactions, it will be subject to the same risks. Investment company securities risk A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Additional Information About the Direct Investment Funds’ and Underlying Funds’ Principal Risks

Of the funds described in this Proxy Statement/Prospectus, All Cap Value Trust, Core Allocation Plus Trust, Disciplined Diversification Trust, Fundamental Large Cap Value Trust, Small Cap Opportunities Trust, and Smaller Company Growth Trust are considered “Direct Investment Funds” in that each such fund invests directly in equity and/or fixed-income securities rather than in other investment companies that hold equity and/or fixed-income securities.

Active management risk

A fund that relies on its manager’s ability to pursue the fund’s goal is subject to management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadvisor to choose securities that perform better than securities that are included in the benchmark.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadvisor may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (S&P), or “determined” by a subadvisor to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadvisor intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk.    Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadvisor believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisors to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisor investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk.    Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadvisor believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (“ETFs”) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk.    Fixed-income securities, including those backed by the U.S. Treasury or the full faith and credit of the U.S. government, are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk.    Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth below.

Investment-grade fixed-income securities in the lowest-rating category risk.    Investment-grade fixed-income securities in the lowest-rating category

(rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk.    Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called “junk bonds”). The general risks of investing in these securities are as follows:

•

Risk to principal and income.    Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•

Price volatility.    The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•

Liquidity.    The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•

Dependence on subadvisor’s own credit analysis.    While a subadvisor may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadvisor’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities.    Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities.    Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.    Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include the suspension of the ability to transfer currency or assets from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.    Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.    Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadvisor’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest rate risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadvisor only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange-traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used to efficiently adjust the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the JHVIT SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadvisor intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadvisor may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the JHVIT SAI.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking.    Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry.    A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance Companies.    Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies.    Many of the investment considerations discussed in connection with banks and insurance companies also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Health Sciences.    Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Materials.    Issuers in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns. Issuers in the materials sector are at risk for environmental damage and product liability claims and may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.

Metals.    The specific political and economic risks affecting the price of metals include changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The prices of metals, in turn, are likely to affect the market prices of securities of companies mining or processing metals, and accordingly, the value of investments in such securities may also be affected. Metal-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on metal-related investments have traditionally been more volatile than investments in broader equity or debt markets.

Telecommunications.    Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology companies.    A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities.    Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Lower-rated fixed-income securities risk

Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed-income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities.    Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not to the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations.    A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities.    Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Real estate securities risk

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

•	Declines in the value of real estate;

•	Risks related to general and local economic conditions;

•	Possible lack of availability of mortgage funds;

•	Overbuilding;

•	Extended vacancies of properties;

•	Increased competition;

•	Increases in property taxes and operating expenses;

•	Changes in zoning laws;

•	Losses due to costs resulting from the clean-up of environmental problems;

•	Liability to third parties for damages resulting from environmental problems;

•	Casualty or condemnation losses;

•	Limitations on rents;

•	Changes in neighborhood values and the appeal of properties to tenants; and

•	Changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include equity real estate investment trusts (“REITs”) and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITS, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost. Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii)  otherwise cover its short position.

Additional Information About the Funds’ Investment Policies

Subject to certain restrictions and except as noted below or in the fund descriptions above, the Acquired and Acquiring Funds may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchase agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the JHVIT SAI.

Other Permitted Investments by the Funds of Funds

A fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.

•

Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

•

Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the advisor is not the same as, or affiliated with, the advisor to the fund, including ETFs.

•

Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•

Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies.

•	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

•

Make short sales of securities (borrow and sell securities not owned by the fund with the prior approval of the Advisor’s Complex Securities Committee), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•

Invest in “qualified” publicly traded partnerships and other publicly traded partnerships that at the time of investment the Advisor believes will generate only good income for purposes of qualifying as a regulated investment company under the Code, including such publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the Advisor’s Complex Securities Committee).

•	A fund of funds may directly invest in exchange traded notes (ETNs).

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. A fund of funds also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the JHVIT SAI.

The Subadvisors and Portfolio Managers

Set forth below, alphabetically by name, is information about the subadvisors and the portfolio managers for the Acquired and Acquiring Funds, including a brief summary of the portfolio managers’ business careers over the past five years. The JHVIT SAI includes additional details about the funds’ portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Dimensional Fund Advisors LP

Dimensional was organized in 1981 as “Dimensional Fund Advisors, Inc.,” a Delaware corporation, and in 2006, it converted its legal name and organizational form to “Dimensional Fund Advisors LP,” a Delaware limited partnership. Dimensional is engaged in the business of providing investment management services. Dimensional is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. Since its organization, Dimensional has provided investment management services primarily to institutional investors and mutual funds.

Fund	Portfolio Managers
Disciplined Diversification Trust	Joseph H. Chi, CFA, since 2010 Jed S. Fogdall, since 2010 Henry S. Gray, since 2012 Joseph F. Kolerich, since 2013 David A. Plecha, CFA. since 2012

Small Cap Opportunities Trust	Joseph H. Chi, CFA, since 2012 Jed S. Fogdall, since 2012 Henry S. Gray, since 2012

Joseph H. Chi, CFA

•	Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President

•	Chairman of the Investment Committee

•	Joined Dimensional as a Portfolio Manager in 2005

•	Co-head of the portfolio management group since 2012

Jed S. Fogdall

•	Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President

•	Member of the Investment Committee

•	Joined Dimensional as a Portfolio Manager in 2004

•	Co-head of the portfolio management group since 2012

Henry S. Gray

•	Head of Global Equity Trading and Vice President

•	Member of the Investment Committee

•	Joined Dimensional in 1995

•	Portfolio Manager at Dimensional from 1995 to 2005

•	Head of Global Equity Trading since 2006

Joseph F. Kolerich

•	Senior Portfolio Manager and Vice President

•	Member of the Investment Committee

•	Portfolio Manager at Dimensional since 2001

•	Responsible for fixed-income portfolios since 2012

David A. Plecha, CFA

•	Senior Portfolio Manager and Vice President

•	Member of the Investment Committee

•	Portfolio Manager at Dimensional since 1989

•	Responsible for fixed-income portfolios since the end of 1991

Frontier Capital Management Company, LLC

Frontier is a Massachusetts limited liability company having offices at 99 Summer Street, Boston, Massachusetts 02110. Frontier is an investment management firm that provides investment services to institutional clients. Affiliated Managers Group, Inc. (“AMG”), a Boston-based asset management holding company, holds a majority interest in Frontier. Shares of AMG are listed on the New York Stock Exchange (Symbol: AMG).

Fund	Portfolio Managers
Smaller Company Growth Trust	Michael A. Cavarretta, since 2008 Peter G. Kuechle, since 2002

Michael A. Cavarretta

•	Portfolio Manager; Chairman of Frontier

•	Employed in the investment area of Frontier since 1988

Peter G. Kuechle

•	Portfolio Manager

•	Employed in the investment area of Frontier since 2002

Invesco Advisers, Inc.

Invesco is an indirect wholly owned subsidiary of Invesco Ltd., whose principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco, an investment advisor since 1976, is a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. Invesco, and/or its affiliates is the investment advisor for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.

Fund	Portfolio Managers
Small Cap Opportunities Trust	Juliet Ellis, since 2008 Juan Hartsfield, since 2008

Juliet Ellis

•	Lead Portfolio Manager

•	Associated with Invesco and/or its affiliates since 2004

Juan Hartsfield

•	Portfolio Manager

•	Associated with Invesco and/or its affiliates since 2004

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

JHAM provides investment advisory services to individual and institutional investors. JHAM is a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A.) (a subsidiary of Manulife Financial Corporation).

Fund	Portfolio Managers

Core Allocation Plus Trust

Core Fundamental Holdings Trust

Core Global Diversification Trust

Core Strategy Trust

Disciplined Diversification Trust

Fundamental Holdings Trust

Global Diversification Trust

Bob Boyda, since 2008 Steve Medina, since 2010

Fundamental Large Cap Value Trust	Walter McCormick, CFA, since 2011 Emory (Sandy) Sanders, CFA, since 2011

Bob Boyda

•	Senior managing director and senior portfolio manager, JHAM

•	Joined JHAM in 2010. Formerly, senior vice president of the Advisor (1997–2010) and vice president and portfolio manager, JHAM (North America) (2009–2010)

Steve Medina

•	Senior managing director and senior portfolio manager, JHAM

•	Joined JHAM in 2010. Formerly, senior vice president of the Advisor (1998–2010) and vice president and portfolio manager, JHAM (North America) (2009–2010)

Walter McCormick, CFA

•	Senior Managing Director, Senior Portfolio Manager

•	Prior to joining Manulife Asset Management in 2010, managing director and senior portfolio manager with the Berkeley Street Equity team at Wells Capital Management

•	Past president of the Providence Society of Financial Analysts

•	Began his investment career in 1970

Emory (Sandy) Sanders, CFA

•	Senior Managing Director, Senior Portfolio Manager

•	Prior to joining Manulife Asset Management in 2010, portfolio manager on the Berkeley Street Equity Team at Wells Capital Management

•	Began his investment career in 1997

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

JHAM (North America) provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation (MFC).

Fund	Portfolio Managers

Core Allocation Plus Trust Core

Fundamental Holdings Trust

Core Global Diversification Trust

Core Strategy Trust

Disciplined Diversification Trust

Fundamental Holdings Trust

Global Diversification Trust

Steve Orlich, Fundamental Holdings Trust since 2007, each other fund since 2009

Smaller Company Growth Trust	Carson Jen, since 2008 Ashikhusein Shahpurwala, CFA, PRM, since 2013

Steve Orlich

•	Senior managing director and senior portfolio manager, JHAM (North America)

•	Joined JHAM (North America) in 1998

Carson Jen

•	Senior Managing Director and Senior Portfolio Manager

•	Joined JHAM (North America) in 1997

Ashikhusein Shahpurwala, CFA, PRM

•	Senior Portfolio Manager, Index Funds

•	Member, Passive Equity Investment team

•	Joined JHAM (North America) in 2007

Lord, Abbett & Co. LLC

Lord Abbett was founded in 1929 and manages one of America’s oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Fund	Portfolio Managers
All Cap Value Trust	Robert P. Fetch, since 2003 Deepak Khanna, since 2008

Robert P. Fetch

•	Partner and Director

•	Joined Lord Abbett in 1995

Deepak Khanna

•	Partner and Portfolio Manager

•	Returned to Lord Abbett in 2007

Perimeter Capital Management

Perimeter Capital Management is a Delaware Corporation formed in 2006 and located at Six Concourse Parkway, Suite 3300, Atlanta, Georgia 30328. Perimeter is a majority employee-owned, registered investment advisor, which provides investment services to institutional clients and mutual funds.

Fund	Portfolio Managers
Smaller Company Growth Trust	Brian M. Crawford, CFA, since 2012 Mark D. Garfinkel, CFA, since 2008 Patrick W. Kirksey, CFA, since 2012

Brian M. Crawford, CFA

•	Joined the subadvisor in 2008

•	Partner and portfolio manager on Perimeter’s Small Cap Growth and Extended Small Cap Growth strategies

•	Investment experience dating back to 1995, which includes small cap growth company research for William Blair & Company

Mark D. Garfinkel, CFA

•	Lead portfolio manager and founding partner of Perimeter

•	Prior to the formation of Perimeter in 2006, designed and managed Trusco Capital Management’s small cap growth investment strategy beginning in 1998.

Patrick W. Kirksey, CFA

•	Founding partner and portfolio manager on Perimeter’s Small Cap Growth and Extended Small Cap Growth strategies

•	Initially served as the senior research analyst on the Small Cap Growth investment team beginning in 2004

Wellington Management Company, LLC

Wellington Management is a Massachusetts limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years.

Fund	Portfolio Managers
Core Allocation Plus Trust	Evan S. Grace, CFA, since 2007 Rick A. Wurster, CFA, since 2007

Evan S. Grace, CFA

•	Director, Asset Allocation Portfolio Manager and Strategist

•	Joined the firm as an investment professional in 2003

Rick A. Wurster, CFA

•	Vice President and Asset Allocation Portfolio Manager

•	Joined the firm as an investment professional in 2006

* * *

Pursuant to an order received from the SEC, the Advisor is permitted to appoint a new subadvisor for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, a fund is able from time to time to change fund subadvisors or the fees paid to subadvisors without the expense and delays associated with holding a shareholders’ meeting. The SEC order does not, however, permit the Advisor to appoint a subadvisor that is an affiliate of the Advisor or change the subadvisory fee of an affiliated subadvisor without shareholder approval. Depending on the specific circumstances, however, the funds may rely on certain SEC staff no-action positions to appoint an affiliated subadvisor or change subadvisory fees without shareholder approval.

Rule 12b-1 Fees

JHVIT has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for Series I, Series II, and Series III shares of each of the funds (as applicable). Series NAV shares are not subject to Rule 12b-1 fees. Series I, Series II and Series III shares of the funds are subject to the Rule 12b-1 fees detailed in the following table, in each case as a percentage of the average daily net assets of the particular class.

	Series I	Series II	Series III
Acquired Funds
All Cap Value Trust	0.05%	0.25%	N/A
Core Allocation Plus Trust	0.05%	0.25%	N/A
Core Fundamental Holdings Trust	0.35%	0.55%	0.15%
Core Global Diversification Trust	0.35%	0.55%	0.15%
Disciplined Diversification Trust	0.05%	0.25%	N/A
Fundamental Holdings Trust	0.60%	0.75%	0.25%
Global Diversification Trust	0.60%	0.75%	N/A
Smaller Company Growth Trust	0.05%	0.25%	N/A
Acquiring Funds
Fundamental Large Cap Value Trust	0.05%	0.25%	N/A
Core Strategy Trust	0.05%	0.25%	N/A
Small Cap Opportunities Trust	0.05%	0.25%	N/A

Rule 12b-1 fees will be paid to JH Distributors or any successor thereto (the “Distributor”). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i)	for any expenses relating to the distribution of the shares of the class,

(ii)	for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii)	for the payment of “service fees” that come within Rule 2830(d)(5) of the NASD Conduct Rules applicable to members of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with the Advisor and the Distributor. Payments may be made, however, to nonaffiliated insurance companies in the future.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

Dividends and Distributions

The dividends and distributions procedures with respect to the Acquired and Acquiring Funds are the same. JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Purchase and Redemption of Shares

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds (“Underlying Funds”) and to certain qualified retirement plans (“qualified plans”).

Shares of each fund are so offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

•

an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

•	the SEC by order so permits for the protection of security holders of JHVIT.

Due to differences in tax treatments and other considerations, the interests of holders of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Calculation of NAV.    The NAV of each fund’s share class is determined once daily as of the close of regular trading of the NYSE (typically 4:00 p.m., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC.

Each share class of each fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities.    Except as noted below, securities held by a fund are primarily valued on the basis of market quotations or official closing prices. Certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investment companies held by a fund are valued based on the NAV of the underlying fund.

Fair Valuation of Securities.    If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to a fair value a security, a fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,

•	the performance of U.S. securities markets after the close of trading in the foreign market, and

•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed-income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,

•

announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and

•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that is no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price that a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in another open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadvisor’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board has adopted procedures to deter Disruptive Short-Term Trading, and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures applied to transactions by variable contract owners and adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment, i.e., Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHVIT; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading and the restrictions on Disruptive Short-Term Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadvisor’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1. funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;

2. funds with significant investments in high yield securities that are infrequently traded; and

3. funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Tax Matters

The following is a summary of some important tax issues that affect JHVIT and the funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHVIT or the funds. More information about taxes is located in the JHVIT SAI under the heading — “Additional Information Concerning Taxes.” You are urged to consult your tax advisor regarding specific questions as to federal, state and local income taxes and their impact on your personal tax liability.

Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts.    JHVIT intends to take the steps necessary to qualify each fund as a regulated investment company under Subchapter M of the Code and believes that each fund will so qualify. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income and 90% of its net tax exempt interest income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Unless an exception applies, each fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

Because JHVIT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no direct ownership by the public), JHVIT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any fund in which it invests, provided that the fund qualifies as a regulated investment company. Therefore, each fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

If a fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

•

would be treated as owning shares of the fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

•	the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

In addition, if a fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Advisor and the subadvisors and it is intended that each fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisors might otherwise believe to be desirable.

Tax-Qualified and Non-Qualified Contracts.    Certain of MFC’s life insurance subsidiaries (the “Insurance Companies”) are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their “policyholder reserves.” They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a “DAC tax charge” they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a “DAC tax adjustment.” They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

The Insurance Companies’ contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHVIT, including the application of state and local taxes.

Foreign Investments.    When investing in foreign securities or currencies, a fund may incur withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a fund of JHVIT.

Tax Implications for Insurance Contracts With Investments Allocated to JHVIT.    For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a fund of JHVIT, please refer to the prospectus for the contract.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See “Additional Information Concerning Taxes” in the JHVIT SAI for additional information on taxes.

Policy Regarding Disclosure of Fund Portfolio Holdings

The JHVIT SAI contains a description of JHVIT’s policies and procedures regarding disclosure of fund portfolio holdings. (See “Procedures Regarding Disclosure of Trust Portfolio Holdings.”)

Broker Compensation and Revenue Sharing Arrangements

Insurance companies and their SEC-registered separate accounts may use JHVIT as an underlying investment medium for their variable annuity contracts and variable life insurance policies (“Variable Products”). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. These payments may influence such broker-dealers to recommend a Variable Product that use JHVIT as an underlying investment medium over another investment. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the Advisor’s profit on the advisory fee.

John Hancock USA and John Hancock NY (the “John Hancock Insurance Companies”) and certain of their separate accounts that are exempt from SEC registration may use Series I shares of JHVIT as an underlying investment medium for exempt group annuity contracts (“Group Contracts”) issued to certain qualified retirement plans (the “Plans”). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (“TPAs”) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHVIT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHVIT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through Rule 12b-1 distribution fees or through the Advisor’s profit on the advisory fee.

SHAREHOLDERS AND VOTING INFORMATION

Shareholders of JHVIT

JHVIT does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable contracts issued by such companies, certain entities affiliated with the insurance companies and those funds of JHVIT that operate as funds of funds and invest in other JHVIT funds (the “Funds of Funds”). Only shares of a particular fund are entitled to vote on matters that affect only the interests of that fund.

As of the Record Date, shares of JHVIT were legally owned by John Hancock USA and John Hancock NY (collectively, the “Insurance Companies”) and the Funds of Funds.

The Insurance Companies hold shares principally in their separate accounts. They may also hold shares directly. An Insurance Company may legally own in the aggregate more than 25% of the shares of a fund. For purposes of the 1940 Act, any person who owns “beneficially” more than 25% of the outstanding shares of a fund is presumed to “control” the fund. Shares are generally deemed to be beneficially owned by a person who has the power to vote or dispose of the shares. An Insurance Company has no power to exercise any discretion in voting or disposing of any of the shares that it legally owns, except that it may have the power to dispose of shares that it holds directly. Consequently, an Insurance Company would be presumed to control a fund only if it holds directly for its own account, and has the power to dispose of, more than 25% of the shares of the fund.

The Funds of Funds may invest in Series NAV shares of each of All Cap Value Trust, Core Allocation Plus Trust, Disciplined Diversification Trust, Fundamental Large Cap Value Trust, Small Cap Opportunities Trust, and Smaller Company Growth Trust (the “Underlying Funds”). The Funds of Funds, individually or collectively, may hold more than 25% of the shares of an Underlying Fund. As currently operated, the Funds of Funds have no power to exercise any discretion in voting these shares, and the power to dispose of the shares resides not with the Funds of Funds or with JHVIT but rather with the subadvisor(s) to each Fund of Funds as a result of its subadvisory arrangements. Under these circumstances, JHVIT does not view a Fund of Funds as being the beneficial owner of shares of Underlying Funds for purposes of the 1940 Act presumption of control. See “Solicitation of Proxies and Voting Instructions” below.

John Hancock USA is a stock life insurance company existing under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. John Hancock NY is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each Insurance Company is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. The ultimate parent entity of Manulife is Manulife Financial Corporation (“MFC”), the holding company of Manulife and its subsidiaries, collectively known as “Manulife Financial.” The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

The number of votes eligible to be cast at the Meeting or outstanding with respect to each fund, the percentage ownership of the outstanding shares of each fund by each of the Insurance Companies and by the Funds of Funds, and other share ownership information, as of the Record Date, are set forth below under “Outstanding Shares and Share Ownership.”

Voting Procedures

Proxies from shareholders may be revoked at any time prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of JHVIT at 601 Congress Street, Boston, Massachusetts 02210; (ii) signing and returning a new proxy, in each case if received by JHVIT by the close of business on October 9, 2013; or (iii) attending the Meeting and voting shares. All valid proxies will be voted in accordance with specifications thereon, or in the absence of specifications, for approval of all applicable Proposals. Instructions from contract owners may be revoked by: (i) mailing written instructions addressed to the Secretary of JHVIT at 601 Congress Street, Boston, Massachusetts 02210; or (ii) signing and returning a new voting instructions form, in each case if received by JHVIT by the close of business on October 9, 2013.

Quorum; Definition of a Majority of Outstanding Voting Securities.    Shareholders of record at the close of business on the Record Date will be entitled to vote at the Meeting or any adjournment of the Meeting. The holders of 30% of the outstanding shares of JHVIT (or of a fund or class of shares of a fund, as applicable) at the close of business on that date present in person or by proxy will constitute a quorum for the Meeting. A Majority of the Outstanding Voting Securities (defined below) of JHVIT (or of a fund or class of shares of a fund, as applicable) is required to approve a proposal. As used in this Proxy Statement/Prospectus, the vote of a “Majority of the Outstanding Voting Securities” means the affirmative vote of the lesser of:

(1) 67% or more of the voting securities of a fund present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy; or

(2) more than 50% of the outstanding voting securities of the fund.

Shareholders are entitled to one vote for each Series I, Series II, Series III and NAV share held and fractional votes for fractional shares held. No shares have cumulative voting rights.

In the event the necessary quorum to transact business or the vote required to approve a proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting with respect to one or more proposals in accordance with applicable law to permit further solicitation of proxies. Any adjournment of the Meeting generally will require the affirmative vote of the holders of a majority of JHVIT’s shares cast at the Meeting, and any adjournment with respect to a proposal will require the affirmative vote of the holders of a majority of the shares entitled to vote on the proposal cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion. Because shares for which voting instructions are not timely received will nevertheless be voted in proportion to votes each of John Hancock USA and John Hancock NY receives, all shares will be voted at the meeting and thus the presence of a quorum is assured.

Abstentions.    Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to a proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against a proposal.

Cost of Preparation and Distribution of Proxy Materials.    With respect to each Reorganization, the costs of the preparation of these proxy materials and their distribution will be borne by the applicable Acquired Fund. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of JHVIT, the Advisor or its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of proxies.

Fund Voting.    There will be a separate vote of each Acquired Fund. Shares of an Acquired Fund will vote in the aggregate, and not by class of shares, with respect to the proposal applicable to that fund.

Solicitation of Proxies and Voting Instructions

JHVIT is soliciting proxies from the shareholders of the Acquired Funds, including the Insurance Companies, which have the right to vote upon matters that may be voted upon at a special shareholders’ meeting. The Insurance Companies will furnish this Proxy Statement/Prospectus to the owners of variable contracts participating in their separate accounts that are registered with the SEC under the

1940 Act (“Registered Accounts”) and that hold shares of the Acquired Funds to be voted at the Meeting, and will solicit voting instructions from those contract owners.

Each Insurance Company will vote shares of the Acquired Funds held in its Registered Accounts: (i) for which timely voting instructions are received from contract owners, in accordance with such instructions; and (ii) for which no voting instructions are timely received, in the same proportion as the instructions received from contract owners participating in all its Registered Accounts. The Insurance Companies will vote all other shares of the Acquired Funds held by them in the same proportion as the voting instructions timely received by all the Insurance Companies from contract owners participating in all their Registered Accounts. The effect of proportional voting as described above is that a small number of contract owners can determine the outcome of the voting.

OUTSTANDING SHARES AND SHARE OWNERSHIP

Principal Holders.    The following sets forth the principal holders of the shares of each fund. Principal holders are those who own of record or are known by JHVIT to own beneficially 5% or more of a series of a fund’s outstanding shares.

As of the Record Date, John Hancock USA and John Hancock NY owned of record all of the outstanding Series I, II and III shares of the Acquired and Acquiring Funds, as applicable.

As of the Record Date, John Hancock USA, John Hancock NY, and the Funds of Funds owned of record all of the outstanding NAV shares of the Acquired and Acquiring Funds, as applicable.

Acquired Funds

As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to Series I, Series II, and Series III shares of each Acquired Fund, and the percentage ownership thereof by John Hancock USA and John Hancock NY and collectively by the Funds of Funds are set forth below:

Acquired Fund	Share Class	Number of Outstanding Shares	Number of Eligible Votes	Percentage of Shares Held by
				JH USA	JH NY	Funds of Funds*
All Cap Value Trust	Series I	3,226,712.28	3,226,712.28	94.65	5.35	0.00
	Series II	2,755,647.21	2,755,647.21	84.89	15.11	0.00
	Series NAV	43,889,176.14	43,889,176.14	4.45	0.16	95.39
Core Allocation Plus Trust	Series I	1,757,760.79	1,757,760.79	100.00	0.00	0.00
	Series II	12,984,953.48	12,984,953.48	93.72	6.28	0.00
	Series NAV	1,325,178.91	1,325,178.91	94.28	5.72	0.00
Core Fundamental Holdings Trust	Series I	1,758.98	1,758.98	100.00	0.00	0.00
	Series II	19,356,810.77	19,356,810.77	92.06	7.94	0.00
	Series III	1,485,220.08	1,485,220.08	99.58	0.42	0.00
Core Global Diversification Trust	Series I	10,059.27	10,059.27	100.00	0.00	0.00
	Series II	20,621,876.18	20,621,876.18	93.13	6.87	0.00
	Series III	1,229,858.61	1,229,858.61	98.85	1.15	0.00
Disciplined Diversification Trust	Series I	16,804.17	16,804.17	100.00	0.00	0.00
	Series II	15,924,898.58	15,924,898.58	96.02	3.98	0.00
	Series NAV	1,843,895.66	1,843,895.66	97.69	2.31	0.00
Fundamental Holdings Trust	Series I	429,009.65	429,009.65	96.29	3.71	0.00
	Series II	83,377,494.17	83,377,494.17	92.80	7.20	0.00
	Series III	5,214,949.31	5,214,949.31	100.00	0.00	0.00
Global Diversification Trust	Series I	1,301,911.10	1,301,911.10	97.61	2.39	0.00
	Series II	65,610,385.11	65,610,385.11	93.57	6.43	0.00
Smaller Company Growth Trust	Series I	3,963,860.28	3,963,860.28	97.55	2.45	0.00
	Series II	868,792.64	868,792.64	86.35	13.65	0.00
	Series NAV	6,358,506.43	6,358,506.43	3.42	0.55	96.03

*	Represents the aggregate percentage ownership of the Funds of Funds.

As of the Record Date, Trustees and officers of JHVIT, in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of any of the Acquired Funds.

Acquiring Funds

As of the Record Date, the number of shares outstanding with respect to Series I, Series II, and Series NAV shares of the Acquiring Funds, and the percentage ownership thereof by each of John Hancock USA, John Hancock NY, and the Funds of Funds are set forth below:

Acquiring Fund	Share Class	Number of Outstanding Shares	Number of Eligible Votes†	Percentage of Shares Held by
				JH USA	JH NY	Funds of Funds*
Core Strategy Trust	Series I	36,361.19	36,361.19	100.00	0.00	0.00
	Series II	51,142,001.41	51,142,001.41	92.38	7.62	0.00
	Series NAV	4,134,248.60	4,134,248.60	94.26	5.74	0.00
Fundamental Large Cap Value Trust	Series I	7,426,476.81	7,426,476.81	98.64	1.36	0.00
	Series II	1,184,825.18	1,184,825.18	82.89	17.11	0.00
	Series NAV	31,124,628.10	31,124,628.10	4.06	0.06	95.88
Small Cap Opportunities Trust	Series I	1,398,948.63	1,398,948.63	95.82	4.18	0.00
	Series II	1,271,448.11	1,271,448.11	85.76	14.24	0.00
	Series NAV	3,936,192.30	3,936,192.30	16.38	0.11	83.52

†	Shareholders of the Acquiring Funds are not eligible to vote on any proposal described in this Proxy Statement/Prospectus.

*	Represents the aggregate percentage ownership of the Funds of Funds.

As of the Record Date, Trustees and officers of JHVIT, in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of any Acquiring Fund.

FINANCIAL STATEMENTS

The financial statements of JHVIT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2012 (File Nos. 2-94157; 811-04146) have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. The financial highlights of the Acquired and Acquiring Funds for the five years ended December 31, 2012 (or since inception in the case of a fund in operation for less than five years) are included in Appendix B to this Proxy Statement/Prospectus.

JHVIT will furnish, without charge, a copy of its Annual Report for the fiscal year ended December 31, 2012 to any shareholder or contract owner upon request. To obtain a report, please contact JHVIT by calling 1-800-344-1029 or by writing to JHVIT at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Charles Rizzo. JHVIT’s Annual Report for the fiscal year ended December 31, 2012 was filed with the SEC on March 6, 2013.

LEGAL MATTERS

Certain matters concerning the issuance of shares of the Acquiring Funds, and certain tax consequences of the Reorganization will be passed upon by K&L Gates LLP, One Lincoln Street, Boston, Massachusetts 02111.

OTHER MATTERS

The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

JHVIT is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of JHVIT must be received by JHVIT a reasonable time before JHVIT’s solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

BY ORDER OF THE BOARD OF TRUSTEES

August 29, 2013

Boston, Massachusetts

It is important that voting instructions be returned promptly. Therefore, shareholders who do not expect to attend the Meeting in person are urged to complete, sign and date the Voting Instructions Form and return it in the enclosed envelope.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made this 26th day of June 2013, by John Hancock Variable Insurance Trust (“JHVIT”), a Massachusetts business trust, on behalf of certain series or funds of JHVIT, as set forth in the following able (each an “Acquired Fund” and, together, the “Acquired Funds”) and one of the other series or funds of JHVIT as set forth in the following table (each an “Acquiring Fund” and, together, the “Acquiring Funds”), all of which are separate series or funds of JHVIT, and, for purposes of Section 9 of the Plan only, by John Hancock Investment Management Services, LLC (“JHIMS”) the investment advisor and administrator of JHVIT.

Acquired Fund	Acquiring Fund

All Cap Value Trust	Fundamental Large Cap Value Trust

Core Allocation Plus Trust	Core Strategy Trust

Core Fundamental Holdings Trust	Core Strategy Trust

Core Global Diversification Trust	Core Strategy Trust

Disciplined Diversification Trust	Core Strategy Trust

Fundamental Holdings Trust	Core Strategy Trust

Global Diversification Trust	Core Strategy Trust

Smaller Company Growth Trust	Small Cap Opportunities Trust

This Plan shall be deemed to be a separate agreement by JHVIT on behalf of each Acquired Fund and its corresponding Acquiring Fund. As used herein, unless otherwise stated or the context otherwise requires, each Acquired Fund, each Acquiring Fund, and each Reorganization are, respectively, the “Acquired Fund,” the “Acquiring Fund,” and the “Reorganization.”

WHEREAS, JHVIT intends to provide for the reorganization of the Acquired Fund through the acquisition by the Acquiring Fund of all assets, known or unknown, fixed or contingent, subject to all of the liabilities, known or unknown, fixed or contingent, of the Acquired Fund in exchange for Series I, Series II and Series III voting shares (as applicable) of beneficial interest, par value $.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”), the liquidation of the

Acquired Fund and the distribution to Acquired Fund shareholders of the Acquiring Fund Shares (the “Reorganization”); and

WHEREAS, the Board of Trustees of JHVIT (the “Board”) has determined that the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Fund to the Acquiring Fund is in the best interests of each such series, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such series (“contract owners”), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the mutual promises herein contained, JHVIT on behalf of, respectively, the Acquired Fund and the Acquiring Fund, hereto agrees as follows:

1.	Transfer of Assets of the Acquired Fund in Exchange for Acquiring Fund Shares and Liquidation of the Acquired Fund

(a) Plan of Reorganization.

(i) JHVIT on behalf of the Acquired Fund, will convey, transfer and deliver to the Acquiring Fund all known or unknown, fixed or contingent assets of the Acquired Fund (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash, claims (whether absolute or contingent, known or unknown, accrued or unaccrued) and other assets). In consideration thereof, JHVIT on behalf of the Acquiring Fund will (A) assume and pay, all of the known or unknown, fixed or contingent obligations and liabilities of the Acquired Fund and (B) issue and deliver to the Acquired Fund that number of full and fractional Series I and Series II (as applicable) shares of beneficial interest of the Acquiring Fund as determined in Section 1(c) hereof. Any Series I, Series II, Series III, and Series NAV shares of beneficial interest (as applicable), par value $.01 per share, of the Acquired Fund (“Acquired Fund Shares”) held in the treasury of JHVIT at the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof) shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b)(i) hereof (the “Exchange Date”). All computations for the Acquired Fund and the Acquiring Fund shall be performed by State Street Bank and Trust Company (the “Custodian”), as custodian and pricing agent for the Acquired Fund and the Acquiring Fund. The determination of the Custodian shall be conclusive and binding on all parties in interest.

(ii) JHIMS has advised JHVIT that, in the case of each of Core Fundamental Holdings Trust, Core Global Diversification Trust, Fundamental Holdings Trust, and Global Diversification Trust (each, an Acquired Fund), each of which is a fund of funds that invests primarily in other funds and investment companies, the

Acquired Fund may, but is not required to, redeem its portfolio securities in a series of cash redemptions prior to the Reorganization, and the cash proceeds may be contributed to Core Strategy Trust (Acquiring Fund) in connection with the Reorganization.

(iii) As of the Effective Time of the Reorganization, the Acquired Fund will liquidate and distribute pro rata to its shareholders of record (“Acquired Fund shareholders”) as of the Effective Time of the Reorganization the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Fund held by the Acquired Fund shareholders. Except as noted below, the holders of Series I and Series III shares of the Acquired Fund will receive Series I shares of the Acquiring Fund, the holders of Series I shares of Core Global Diversification Trust will receive Series NAV shares of Core Strategy Trust, the holders of Series II shares of the Acquired Fund will receive Series II shares of the Acquiring Fund, and the holders of Series NAV shares of the Acquired Fund will receive Series NAV shares of the Acquiring Fund. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro-rata number of the Acquiring Fund Shares due such shareholders. The Acquiring Fund will not issue certificates representing the Acquiring Fund Shares in connection with such exchange. The exchange of the Acquired Fund’s shares for the Acquiring Fund’s shares shall constitute a full cancellation of those shares and shall terminate any continuing rights of the holders of such Acquired Fund shares as such.

(iv) With respect to each Reorganization, as soon as practicable after the Effective Time of the Reorganization, JHVIT shall take all the necessary steps under Massachusetts law, JHVIT’s Agreement and Declaration of Trust (the “Declaration of Trust”) and any other applicable law to effect a complete dissolution of the applicable Acquired Fund.

(b) Exchange Date and Effective Time of the Reorganization.

(i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the “NYSE”) (the “Effective Time of the Reorganization”) on the day (the “Exchange Date”) which is the later of: (A) the final adjournment of the meeting of the holders of Acquired Fund shares at which this Plan will be considered; (B) December 6, 2013; or (C) such later day as any one or more of the officers of JHVIT may determine.

(ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization, unless otherwise provided.

(iii) In the event that on the proposed Exchange Date: (A) the NYSE shall be closed to trading or trading thereon shall be restricted; or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

(iv) On the Exchange Date, portfolio securities of the Acquired Fund shall be transferred by the Custodian to the account of the Acquiring Fund duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

(c) Valuation.

(i) The net asset value per share of Series I, Series II, and Series NAV shares (as applicable) of the Acquiring Fund and the net value of the assets of the Acquired Fund to be transferred in exchange for such Series I, Series II, and Series NAV shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of Series I, Series II, and Series NAV shares (as applicable) of the Acquiring Fund shall be computed by the Custodian in the manner set forth in the Declaration of Trust or JHVIT’s By-laws (the “By-laws”) and then-current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Fund to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Fund and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Fund, said assets and liabilities to be valued in the manner set forth in the Declaration of Trust or By-laws and then-current prospectus and statement of additional information.

(ii) The number of Series I, Series II, and Series NAV shares (as applicable) of the Acquiring Fund to be issued (including fractional shares, if any) by the Acquiring Fund in exchange for the Acquired Fund’s assets shall be determined by dividing the net value of the assets of the Acquired Fund attributable to shares of each class to be transferred by the net asset value per share of the shares of the Acquiring Fund to be exchanged for each such class of shares of the Acquired Fund, in each case as determined in accordance with Section 1(c)(i).

(iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Fund and the Acquired Fund.

2.	Representations and Warranties of JHVIT on Behalf of the Acquiring Fund

JHVIT on behalf of the Acquiring Fund represents and warrants as follows:

(a) Organization, Existence, etc.    JHVIT is a business trust that is duly organized, validly existing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Fund and JHVIT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company.    JHVIT is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

(c) Current Offering Documents.    The current prospectus of JHVIT dated April 30, 2013, as supplemented, and the current statement of additional information of JHVIT dated April 30, 2013, as it relates to the Acquiring Fund, as supplemented, and as it may be further supplemented or amended, included in JHVIT’s registration statement on Form N-1A filed with the Securities and Exchange Commission (the “Commission”), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Capitalization.    JHVIT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHVIT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHVIT’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series). All of the issued and outstanding shares of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

(e) Financial Statements.    The financial statements of the Acquiring Fund for the fiscal year ended December 31, 2012, which have been audited by the independent registered public accounting firm retained by JHVIT, and the financial statements of the Acquiring Fund for the six months ended June 30, 2013, which have not been audited, in each case fairly present the financial position of the Acquiring Fund as of the date thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles (“GAAP”).

(f) Shares to be Issued Upon Reorganization.    The Acquiring Fund Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Acquiring Fund’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series).

(g) Authority Relative to this Plan.    JHVIT, on behalf of the Acquiring Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Board and no other proceedings by JHVIT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHVIT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, that would be violated by or that would prevent its execution and performance of this Plan in accordance with its terms.

(h) Liabilities.    There are no known liabilities of the Acquiring Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund’s Financial Statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2013 or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

(i) No Material Adverse Change.    Since June 30, 2013, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

(j) Litigation.    There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVIT, threatened that, if adversely determined, would materially and adversely affect the Acquiring Fund’s assets or business or that would prevent or hinder consummation of the transactions contemplated hereby, there are no facts that would form the basis for the institution of administrative proceedings against the Acquiring Fund and, to the knowledge of JHVIT, there are no regulatory investigations of the Acquiring Fund, pending or threatened, other than routine inspections and audits.

(k) Contracts.    No default exists under any material contract or other commitment on behalf of the Acquiring Fund to which JHVIT is subject.

(l) Taxes.    All federal and other income tax returns of the Acquiring Fund required to be filed by JHVIT have been filed for all taxable years to and including December 31, 2012, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVIT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Fund have been paid so far as due. The Acquiring Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquiring Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.

(m) No Approvals Required.    Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Fund of the Reorganization, except such as have been obtained as of the date hereof.

3.	Representations and Warranties of JHVIT on Behalf of the Acquired Fund

JHVIT on behalf of the Acquired Fund represents and warrants as follows:

(a) Organization, Existence, etc.    JHVIT is a business trust that is duly organized, validly existing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Fund is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Fund and JHVIT has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company.    JHVIT is registered under the 1940 Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

(c) Current Offering Documents.    The current prospectus of JHVIT dated April 30, 2013, as supplemented, and the current statement of additional information of JHVIT dated April 30, 2013, as it relates to the Acquired Fund, as supplemented, and as each may be further supplemented or amended, included in JHVIT’s registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the 1940 Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) Capitalization.    JHVIT has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of JHVIT have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in JHVIT’s prospectus and recognizing that under Massachusetts law, shareholders of a series of JHVIT could, under certain circumstances, be held personally liable for the obligations of such series). All such shares of the Acquired Fund will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Fund as set forth on the books and records of JHVIT in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Fund for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Fund shares, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund shares (other than any existing dividend reinvestment plans of the Acquired Fund or as set forth in this Plan), nor are there outstanding any securities convertible by their terms into any shares of the Acquired Fund (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of JHVIT). All of the Acquired Fund’s issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

(e) Financial Statements.    The financial statements of the Acquired Fund for the fiscal year ended December 31, 2012, which have been audited by the independent registered public accounting firm retained by JHVIT, and the financial statements of the Acquired Fund for the six months ended June 30, 2013, which have not been audited, in each case fairly present the financial position of the Acquired Fund as of the date thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

(f) Authority Relative to this Plan.    JHVIT, on behalf of the Acquired Fund, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Board and no other proceedings by JHVIT other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. JHVIT is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, that would be violated by or that would prevent its execution and performance of this Plan in accordance with its terms.

(g) Liabilities.    There are no known liabilities of the Acquired Fund, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquired Fund’s financial statements and liabilities incurred in the ordinary course of business subsequent to June 30, 2013 or otherwise previously disclosed to the Acquired Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquired Fund.

(h) No Material Adverse Change.    Since June 30, 2013, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Fund, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

(i) Litigation.    There are no claims, actions, suits or proceedings pending or, to the knowledge of JHVIT, threatened that, if adversely determined, would materially and adversely affect the Acquired Fund’s assets or business or that would prevent or hinder consummation of the transactions contemplated hereby, there are no facts that would form the basis for the institution of administrative proceedings against the Acquired Fund and, to the knowledge of JHVIT, there are no regulatory investigations of the Acquired Fund, pending or threatened, other than routine inspections and audits.

(j) Contracts.    JHVIT is not subject to any contracts or other commitments on behalf of the Acquired Fund (other than this Plan) that will not be terminated with respect to the Acquired Fund without liability to JHVIT or the Acquired Fund as of or prior to the Effective Time of the Reorganization.

(k) Taxes.    All federal and other income tax returns of the Acquired Fund required to be filed by JHVIT with respect to the Acquired Fund have been filed for all taxable years to and including December 31, 2012, and all taxes payable pursuant to such returns have been paid. To the knowledge of JHVIT, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquired Fund have been paid so far as due. The Acquired Fund currently is, at all times since its inception has been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to the Acquired Fund, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Fund’s shares are (and since its inception have been) held only by (a) insurance company “segregated asset accounts” within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquired Fund is, and at all times since its inception has been, qualified as a “regulated investment company” under subchapter M of the Code.

(l) No Approvals Required.    Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Fund’s shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquired Fund of the Reorganization, except such as have been obtained as of the date hereof.

4.	Covenants of JHVIT on Behalf of the Acquiring Fund

JHVIT on behalf of the Acquiring Fund covenants to the following:

(a) Registration Statement.    On behalf of the Acquiring Fund, JHVIT shall file with the Commission a Registration Statement on Form N-14 (the “Registration Statement”) under the Securities Act relating to the Acquiring Fund Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement: (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the “Regulations”); and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the “Prospectus”) and statement of additional information (the

“SAI”) included therein, as amended or supplemented by any amendments or supplements filed by JHVIT, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(b) Cooperation in Effecting Reorganization.    JHVIT on behalf of the Acquiring Fund agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.

(c) Operations in the Ordinary Course.    Except as otherwise contemplated by this Plan, and, in particular, any actions necessary as a result of the circumstances identified in Section 1(a)(ii) of this Plan, JHVIT with respect to the Acquiring Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5.	Covenants of JHVIT on Behalf of the Acquired Fund

JHVIT on behalf of the Acquired Fund covenants to the following:

(a) Meeting of the Acquired Fund’s Shareholders.    JHVIT shall call and hold a meeting of the shareholders of the Acquired Fund for the purpose of acting upon this Plan and the transactions contemplated herein.

(b) Portfolio Securities.    With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Fund’s assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Acquired Fund’s books. At least five (5) business days prior to the Exchange Date, the Acquired Fund will provide the Acquiring Fund with a list of its assets and a list of its stated liabilities. The Acquired Fund shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of JHVIT, on behalf of the Acquiring Fund, acquire any additional securities other than securities that the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Fund holds any investments that the Acquiring Fund would not be permitted to hold, the Acquired Fund will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, JHVIT will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the

Reorganization, a Statement of Assets and Liabilities of the Acquired Fund as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the “Schedule”). All securities to be listed in the Schedule for the Acquired Fund as of the Effective Time of the Reorganization will be owned by the Acquired Fund free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

(c) Registration Statement.    In connection with the preparation of the Registration Statement, JHVIT on behalf of the Acquired Fund will furnish the information relating to the Acquired Fund required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and SAI). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Fund, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and SAI, as amended or supplemented by any amendments or supplements filed by JHVIT, insofar as they relate to the Acquired Fund, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or SAI made in reliance upon and in conformity with information furnished by JHVIT with respect to the Acquired Fund for use in the Registration Statement, Prospectus or SAI as provided in this Section 5(c).

(d) Cooperation in Effecting Reorganization.    JHVIT on behalf of the Acquired Fund agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

(e) Operations in the Ordinary Course.    Except as otherwise contemplated by this Plan, and, in particular, any actions necessary as a result of the circumstances identified in Section 1(a)(ii) of this Plan, JHVIT with respect to the Acquired Fund shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

(f) Statement of Earnings and Profits.    As promptly as practicable, but in any case within 60 days after the Exchange Date, JHVIT on behalf of the Acquired Fund shall prepare a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

6.	Conditions Precedent to Obligations of JHVIT on Behalf of the Acquired Fund

The obligations of JHVIT on behalf of the Acquired Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Approval by the Acquired Fund’s Shareholders.    This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Fund entitled to vote on the matter (“Acquired Shareholder Approval”).

(b) Covenants, Warranties and Representations.    With respect to the Acquiring Fund, JHVIT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Fund since June 30, 2013.

(c) Regulatory Approval.    The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the “Regulatory Approvals”).

(d) Tax Opinions.    JHVIT shall have received one or more opinions of K&L Gates LLP, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to JHVIT, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates each Acquired Fund and its corresponding Acquiring Fund (the “Tax Opinions”). For purposes of rendering its opinion, K&L Gates LLP may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and SAI, and on such other written representations verified as of the Effective Time of the Reorganization. The Tax Opinions will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes:

(i) with respect to each of the six transactions involving, respectively: (i) Core Allocation Plus Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); (ii) Core Fundamental Holdings Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); (iii) Core Global Diversification Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); (iv) Disciplined Diversification Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); (v) Fundamental Holdings Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund); and (vi) Global Diversification Trust (Acquired Fund) and Core Strategy Trust (Acquiring Fund): (1) the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code with respect to the Acquired Fund and the Acquiring Fund, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization under section 368(b) of the Code; (2) no gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares, followed by the distribution of those Acquiring Fund Shares to the Acquired Fund’s shareholders in liquidation of the Acquired Fund; (3) no gain or loss will be recognized by the Acquiring Fund on the receipt of the Acquired Fund’s assets and the assumption of its liabilities in exchange solely for the Acquiring Fund Shares; (4) the basis of the Acquired Fund’s assets in the hands of the Acquiring Fund will be the same as the basis of such assets in the Acquired Fund’s hands immediately prior to the Reorganization; (5) the Acquiring Fund’s holding period in the assets to be received from the Acquired Fund will include the Acquired Fund’s holding period in such assets (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period); (6) the Acquired Fund’s shareholders will recognize no gain or loss on the exchange of their shares of beneficial interest in the Acquired Fund for Acquiring Fund shares in the Reorganization; (7) the Acquired Fund’s shareholders’ aggregate basis in the Acquiring Fund shares to be received by them will be the same as their aggregate basis in the Acquired Fund shares to be surrendered in exchange therefor; and (8) the holding period of the Acquiring Fund shares to be received by the Acquired Fund’s shareholders will include the holding period of the Acquired Fund shares to be surrendered in exchange therefor, provided those Acquired Fund shares were held as capital assets on the date of the Reorganization; and

(ii) with respect to each of the two transactions involving, respectively: (i) All Cap Value Trust (Acquired Fund) and Fundamental

Large Cap Value Trust (Acquiring Fund); and (ii) Smaller Company Growth Trust (Acquired Fund) and Small Cap Opportunities Trust (Acquiring Fund): (1) the Reorganization will not be a reorganization under section 368(a)(1) of the Code, but instead will constitute a taxable sale of assets by Acquired Fund to Acquiring Fund; (2) the Acquired Fund may recognize gain or loss upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares, depending on whether Acquired Fund’s aggregate tax basis for its assets is less than, is equal to, or exceeds the sum of the fair market value of the Acquiring Fund Shares received by Acquired Fund and the amount of the liabilities assumed by Acquiring Fund; (3) except to the extent the Acquiring Fund Shares appreciate or depreciate in value in Acquired Fund’s hands prior to distribution thereof to the Acquired Fund’s shareholders, no gain or loss will be recognized to Acquired Fund on the distribution of Acquiring Fund Shares in liquidation of the Acquired Fund; (4) each Acquired Fund shareholder may recognize gain or loss, as applicable, on the exchange of such shareholder’s Acquired Fund shares for Acquiring Fund shares in the Reorganization, depending on whether the shareholder’s tax basis for its Acquired Fund shares is less than, is equal to, or exceeds the fair market value of the Acquiring Fund shares received by the shareholder; (5) no gain or loss will be recognized by the Acquiring Fund on the receipt of the Acquired Fund’s assets and the assumption of Acquired Fund’s liabilities in exchange solely for the Acquiring Fund Shares; (6) the Acquiring Fund’s aggregate tax basis for the acquired assets will be equal to the sum of the fair market value of the Acquiring Fund shares exchanged therefor plus the amount of the liabilities assumed by Acquiring Fund, and Acquiring Fund’s holding period for the assets will begin on the day after the closing date; (7) an Acquired Fund shareholder’s basis for the Acquiring Fund shares to be received by it pursuant to the Reorganization will be the fair market value of those shares on the date of the distribution of such shares; (8) and Acquired Fund shareholder’s holding period for the Acquiring Fund shares to be received by it pursuant to the Reorganization will begin on the day following the distribution of such shares; (9) the portion of the distribution of Acquiring Fund shares by Acquired Fund that is properly chargeable to earnings and profits of Acquired Fund will be treated as a dividend for purposes of computing Acquired Fund’s dividends paid deduction; and (10) if the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of the Code, contract owners whose contract values are determined by investment in shares of the Acquired Fund will not recognize any taxable income, gains or losses as a result of the Reorganization.

7.	Conditions Precedent to Obligations of JHVIT on Behalf of the Acquiring Fund

The obligations of JHVIT on behalf of the Acquiring Fund with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

(a) Approval by the Acquired Fund’s Shareholders.    The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Fund.

(b) Covenants, Warranties and Representations.    With respect to the Acquired Fund, JHVIT shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Acquired Fund since June 30, 2013.

(c) Portfolio Securities.    All securities to be acquired by the Acquiring Fund in the Reorganization shall have been approved for acquisition by JHIMS (or, at its discretion, by a subadvisor for the Acquiring Fund) as consistent with the investment policies of the Acquiring Fund.

(d) Regulatory Approval.    The Regulatory Approvals shall have been obtained.

(e) Distribution of Income and Gains.    JHVIT on behalf of the Acquired Fund shall have distributed to the shareholders of the Acquired Fund all of the Acquired Fund’s investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

(f) Tax Opinions.    JHVIT shall have received the Tax Opinions.

(g) Financial Statements.    The financial statements of JHVIT for the fiscal year ended December 31, 2012 shall have been audited by the independent registered public accounting firm retained by JHVIT. In addition, as of the Exchange Date and except as may be affected by the transactions contemplated by this Plan: (i) the representations and warranties of JHVIT on behalf of the Acquired Fund set forth in Sections 3(e) and (g) of this Plan are true and correct as to the financial statements referred to in the first sentence of this Section 7(g); and (ii) the representation and warranty set forth in the first sentence of Section 3(k) of this Plan are true and correct as to all taxable years to and including December 31, 2012.

8.	Amendments; Terminations; No Survival of Covenants, Warranties and Representations

(a) Amendments.    JHVIT may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Fund, but after such approval, no amendment shall be made that substantially changes the terms hereof. Notwithstanding the foregoing, this Plan may be deemed to be amended as provided in Section 12 hereof.

(b) Waivers.    At any time prior to the Effective Time of the Reorganization, JHVIT, on behalf of either or both of the Acquired and Acquiring Funds, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Fund or series contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Fund or series contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

(c) Termination.    This Plan may be terminated by JHVIT at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Fund, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that either the Board of Trustees or one or more of the officers of JHVIT determine that proceeding with this Plan is not in the best interests of the shareholders or contract owners of either or both of the Acquired and Acquiring Funds or for any other reason.

(d) Unless JHVIT shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on December 6, 2014 if the Effective Time of the Reorganization is not on or prior to such date.

(e) Survival.    No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9.	Expenses

With respect to each Acquired Fund and its corresponding Acquiring Fund, the expenses of the Reorganization will be borne solely by the Acquired Fund. If the Reorganization is not consummated as to an Acquired Fund or the Acquiring Fund, the expenses of the Reorganization as to that Acquired Fund or the Acquiring Fund, as applicable, will be paid by JHIMS. Such expenses include, without limitation: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Fund shares registered thereby, which shall be payable by the Acquiring Fund); (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation costs relating to the Reorganization.

10.	Reliance

All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Funds, the Acquiring Fund and JHVIT notwithstanding any investigation made by such party or on its behalf.

11.	Headings; Counterparts; Governing Law; Assignment

(a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

(d) This Plan shall bind and inure to the benefit of JHVIT, the Acquired Fund and the Acquiring Fund and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

(e) The name “John Hancock Variable Insurance Trust” is the designation of the Trustees under an Agreement and Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with JHVIT must look solely to JHVIT’s property for the enforcement of any claims against JHVIT, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of JHVIT. No series of JHVIT shall be liable for claims against any other series of JHVIT.

12.	Conversion to Limited Liability Company

In the event that, prior to the filing of the Registration Statement with the Commission, the effective date thereof or the Effective Time of the Reorganization, JHVIT converts from a Massachusetts business trust to a Delaware limited liability company, to be known as John Hancock Variable Insurance Portfolios, LLC (“JHVIP”), pursuant to a Plan of Conversion approved by shareholders of JHVIT and in accordance with the provisions of Section 18-214 of the Delaware Limited Liability Company Act, then this Plan shall be deemed to be the Plan of JHVIP and to be amended as necessary or appropriate for such purpose, including as follows:

(a) References to, representations by and covenants of JHVIT (including representations by JHVIT that it is a Massachusetts business trust that is duly organized, validly existing under the laws of the Commonwealth of Massachusetts) shall be deemed to be, respectively, references to, representations by and covenants of JHVIP (including representations by JHVIP that it is a Delaware limited liability company that is duly organized, validly existing under the laws of the State of Delaware);

(b) The Acquired Funds and their corresponding Acquiring Fund shall be deemed to be the following:

Acquired Fund	Acquiring Fund
All Cap Value Fund	Fundamental Large Cap Value Fund
Core Allocation Plus Fund	Core Strategy Fund
Core Fundamental Holdings Fund	Core Strategy Fund
Core Global Diversification Fund	Core Strategy Fund
Disciplined Diversification Fund	Core Strategy Fund
Fundamental Holdings Fund	Core Strategy Fund
Global Diversification Fund	Core Strategy Fund
Smaller Company Growth Fund	Small Cap Opportunities Fund

(c) References to the “shares” or “shares of beneficial interest, par value $.01 per share,” of JHVIT or the Acquired or Acquiring Funds shall be deemed to be references to “shares” or “shares of limited liability company interest, without par value,” of JHVIP or the Acquired or Acquiring Funds;

(d) References to the Board of Trustees and officers of JHVIT shall be deemed to be references to, respectively, the Board of Directors and officers of JHVIP;

(e) References to the Declaration of Trust and Bylaws of JHVIT and to the “laws of Massachusetts” (or the “laws of the Commonwealth of Massachusetts”) or “Massachusetts law” shall be deemed to be, respectively, references to the Limited Liability Company Operating Agreement of JHVIP and to the “laws of Delaware” (or the “laws of the State of Delaware”) or “Delaware law,” including for purposes of Section 11(c) of the Plan;

(f) Section 11(e) of the Plan shall be deemed to be deleted; and

(g) the individuals executing this Plan in their capacities as authorized officers of JHVIT shall be deemed to have executed this Plan in their capacities as authorized officers of JHVIP.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

JOHN HANCOCK VARIABLE INSURANCE TRUST, on behalf of each Acquired Fund

BY:
Name:
Title:

JOHN HANCOCK VARIABLE INSURANCE TRUST, on behalf of each Acquiring Fund

BY:
Name:
Title:

For purposes of Section 9 of this Plan only:

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC

BY:
Name:
Title:

Appendix B

FINANCIAL HIGHLIGHTS OF THE FUNDS

The financial highlights tables for the Acquired and Acquiring Funds are intended to help investors understand the financial performance of each fund for the past five years ended December 31, 2012 (or since inception in the case of a fund in operation for less than five years). Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular fund (assuming reinvestment of all dividends and distributions). The financial statements of JHVIT included in its Annual Report to Shareholders for the fiscal year ended December 31, 2012 (File Nos. 2-94157 and 811-04146) have been audited by PricewaterhouseCoopers LLP. These financial statements have been incorporated by reference into the SAI insofar as they relate to the Acquired and Acquiring Funds. Copies of the Annual Report are available on request as described above.

The performance information included in the “Financial Highlights” does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

ALL CAP VALUE TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)	Expenses including reductions and amounts recaptured	Net investment income loss (%)	Net assets end of period (in millions)	Portfolio turnover (%)
All Cap Value Trust
SERIES I
12-31-2012	7.97	0.08	[2]	0.78	0.86	(0.07)	(0.34)	—	(0.41)	8.42	10.95	0.86	0.86	0.91	27	86
12-31-2011	8.35	0.04	[2]	(0.39)	(0.35)	(0.03)	—	—	(0.03)	7.97	(4.20)	0.87	0.87	0.52	31	64
12-31-2010	7.08	0.04	[2]	1.26	1.30	(0.03)	—	—	(0.03)	8.35	18.35	0.90	0.90	0.51	37	75
12-31-2009	5.62	0.03	[2]	1.46	1.49	(0.03)	—	—	(0.03)	7.08	26.61	0.97	0.97	0.50	36	90
12-31-2008	8.16	0.05	[2]	(2.35)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.62	(28.78)	0.99	0.99	0.72	36	77
SERIES II
12-31-2012	7.96	0.06	[2]	0.77	0.83	(0.05)	(0.34)	—	(0.39)	8.40	10.62	1.06	1.06	0.71	25	86
12-31-2011	8.34	0.03	[2]	(0.40)	(0.37)	(0.01)	—	—	(0.01)	7.96	(4.41)	1.07	1.07	0.32	28	64
12-31-2010	7.07	0.02	[2]	1.26	1.28	(0.01)	—	—	(0.01)	8.34	18.13	1.10	1.10	0.31	34	75
12-31-2009	5.61	0.02	[2]	1.46	1.48	(0.02)	—	—	(0.02)	7.07	26.41	1.17	1.17	0.29	33	90
12-31-2008	8.14	0.04	[2]	(2.35)	(2.31)	(0.04)	(0.18)	—	(0.22)	5.61	(28.95)	1.19	1.19	0.53	30	77
SERIES NAV
12-31-2012	7.94	0.08	[2]	0.77	0.85	(0.07)	(0.34)	—	(0.41)	8.38	10.92	0.81	0.81	0.98	445	86
12-31-2011	8.32	0.05	[2]	(0.40)	(0.35)	(0.03)	—	—	(0.03)	7.94	(4.17)	0.82	0.82	0.62	383	64
12-31-2010	7.05	0.07	[2]	1.23	1.30	(0.03)	—	—	(0.03)	8.32	18.49	0.85	0.85	1.00	291	75
12-31-2009	5.60	0.03	[2]	1.46	1.49	(0.04)	—	—	(0.04)	7.05	26.59	0.92	0.92	0.51	21	90
12-31-2008	8.14	0.06	[2]	(2.36)	(2.30)	(0.06)	(0.18)	—	(0.24)	5.60	(28.79)	0.94	0.94	0.79	12	77

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

CORE ALLOCATION PLUS TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)	Expenses including reductions and amounts recaptured	Net investment income loss (%)	Net assets end of period (in millions)	Portfolio turnover (%)
Core Allocation Plus Trust
SERIES I
12-31-2012	9.91	0.14	[2]	1.18	1.32	(0.14)	(0.66)	—	(0.80)	10.43	13.58	1.05	1.04	1.31	20	155
12-31-2011	10.89	0.13	[2]	(0.39)	(0.26)	(0.14)	(0.58)	—	(0.72)	9.91	(2.31)	1.04	1.04	1.20	24	154
12-31-2010	10.13	0.15	[2]	0.90	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.50	1.04	1.04	1.44	27	132
12-31-2009	8.50	0.11	[2]	2.03	2.14	(0.16)	(0.35)	—	(0.51)	10.13	25.20	1.12	1.12	1.16	25	174
12-31-2008[3]	12.50	0.12	[2]	(4.06)	(3.94)	(0.06)	—	—	(0.06)	8.50	(31.50)[4]	1.63	1.63	1.12	11	97
SERIES II
12-31-2012	9.92	0.12	[2]	1.18	1.30	(0.12)	(0.66)	—	(0.78)	10.44	13.35	1.25	1.24	1.14	146	155
12-31-2011	10.90	0.11	[2]	(0.39)	(0.28)	(0.12)	(0.58)	—	(0.70)	9.92	(2.52)	1.24	1.24	1.00	142	154
12-31-2010	10.14	0.13	[2]	0.90	1.03	(0.10)	(0.17)	—	(0.27)	10.90	10.29	1.24	1.24	1.23	161	132
12-31-2009	8.50	0.09	[2]	2.04	2.13	(0.14)	(0.35)	—	(0.49)	10.14	25.10	1.32	1.32	0.98	157	174
12-31-2008[3]	12.50	0.09	[2]	(4.05)	(3.96)	(0.04)	—	—	(0.04)	8.50	(31.67)[4]	1.83	1.83	0.92	56	97
SERIES NAV
12-31-2012	9.91	0.12	[2]	1.20	1.32	(0.15)	(0.66)	—	(0.81)	10.42	13.54	1.00	0.99	1.14	12	155
12-31-2011	10.89	0.13	[2]	(0.39)	(0.26)	(0.14)	(0.58)	—	(0.72)	9.91	(2.26)	0.99	0.99	1.24	77	154
12-31-2010	10.13	0.16	[2]	0.89	1.05	(0.12)	(0.17)	—	(0.29)	10.89	10.55	0.99	0.99	1.51	56	132
12-31-2009	8.49	0.12	[2]	2.03	2.15	(0.16)	(0.35)	—	(0.51)	10.13	25.41	1.07	1.07	1.23	22	174
12-31-2008[3]	12.50	0.13	[2]	(4.07)	(3.94)	(0.07)	—	—	(0.07)	8.49	(31.53)[4]	1.59	1.59	1.15	4	97

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

3.	The inception date for Series I, Series II and Series NAV shares is 1-2-08.

4.	Not annualized.

CORE FUNDAMENTAL HOLDINGS TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured		Net investment income loss (%)		Net assets end of period (in millions)		Portfolio turnover (%)
Core Fundamental Holdings Trust
SERIES I
12-31-2012	15.51	0.26	[2,3]	1.44	1.70	(0.26)	(0.22)	—	(0.48)	16.73	11.03		0.44	[4]	0.45		1.60		—	[5]	57
12-31-2011	15.73	0.27	[2,3]	(0.15)	0.12	(0.26)	(0.08)	—	(0.34)	15.51	0.78		0.44	[4]	0.45	[4]	1.67	[3]	—	[5]	8
12-31-2010[6]	15.31	0.27	[2,3]	0.52	0.79	(0.25)	(0.12)	—	(0.37)	15.73	5.207		0.43	[4,8]	0.43	[4,8]	2.63	[3,8]	—	[5]	3
SERIES II
12-31-2012	15.51	0.24	[2,3]	1.43	1.67	(0.23)	(0.22)	—	(0.45)	16.73	10.81		0.64	[4]	0.65	[4]	1.46	[3]	310		57
12-31-2011	15.74	0.24	[2,3]	(0.16)	0.08	(0.23)	(0.08)	—	(0.31)	15.51	0.52		0.64	[4]	0.65	[4]	1.51	[3]	257		8
12-31-2010	14.67	0.29	[2,3]	1.12	1.41	(0.22)	(0.12)	—	(0.34)	15.74	9.65		0.66	[4]	0.64	[4]	1.91	[3]	228		3
12-31-2009[9]	12.50	0.40	[2,3]	1.98	2.38	(0.20)	(0.01)	—	(0.21)	14.67	19.05	[7]	0.74	[4,8]	0.60	[4,8]	4.21	[3,8]	105		11
SERIES III
12-31-2012	15.50	0.29	[2,3]	1.44	1.73	(0.30)	(0.22)	—	(0.52)	16.71	11.18		0.24	[4]	0.25	[4]	1.77	[3]	25		57
12-31-2011	15.72	0.31	[2,3]	(0.16)	0.15	(0.29)	(0.08)	—	(0.37)	15.50	0.99		0.24	[4]	0.25	[4]	1.95	[3]	23		8
12-31-2010	14.65	0.34	[2,3]	1.15	1.49	(0.30)	(0.12)	—	(0.42)	15.72	10.08		0.26	[4]	0.24	[4]	2.28	[3]	20		3
12-31-2009[9]	12.50	0.42	[2,3]	2.00	2.42	(0.26)	(0.01)	—	(0.27)	14.65	19.35	[7]	0.34	[4,8]	0.20	[4,8]	4.42	[3,8]	9		11

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

3.	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4.	Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.59%, 0.29% – 0.53%, 0.29% – 0.53% and 0.29% – 0.54% based on the mix of underlying funds held by the Portfolio for the periods ended 12-31-12, 12-31-11, 12-31-10 and 12-31-09, respectively.

5.	Less than $500,000.

6.	The inception date for Series I shares is 4-30-10.

7.	Not annualized.

8.	Annualized.

9.	The inception date for Series II and Series III shares is 5-1-09.

CORE GLOBAL DIVERSIFICATION TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)		Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured		Net investment income loss (%)		Net assets end of period (in millions)		Portfolio turnover (%)
Core Global Diversification Trust
SERIES I
12-31-2012	14.99	1.24	[2,3]	0.71	1.95	(1.23)	(0.25)	—	(1.48)	15.46	13.12		0.44	[4]	0.45	[4]	7.76	[3]	—	[5]	53
12-31-2011	16.01	0.32	[2,3]	(0.89)	(0.57)	(0.29)	(0.16)	—	(0.45)	14.99	(3.56)		0.44	[4]	0.45	[4]	2.00	[3]	—	[5]	11
12-31-2010[6]	15.50	0.30	[2,3]	0.68	0.98	0.28)	(0.19)	—	(0.47)	16.01	6.40	[7]	0.43	[4,8]	0.42	[4,8]	2.89	[3,8]	—	[5]	10
SERIES II
12-31-2012	15.00	1.20	[2,3]	0.72	1.92	(1.20)	(0.25)	—	(1.45)	15.47	12.90		0.64	[4]	0.65	[4]	7.52	[3]	312		53
12-31-2011	16.02	0.25	[2,3]	(0.85)	(0.60)	(0.26)	(0.16)	—	(0.42)	15.00	(3.75)		0.64	[4]	0.65	[4]	1.59	[3]	287		11
12-31-2010	15.21	0.32	[2,3]	0.93	1.25	(0.25)	(0.19)	—	(0.44)	16.02	8.29		0.65	[4]	0.64	[4]	2.12	[3]	279		10
12-31-2009[9]	12.50	0.45	[2,3]	2.46	2.91	(0.20)	— [10]	—	(0.20)	15.21	23.26	[7]	0.74	[4,8]	0.60	[4,8]	4.49	[3,8]	129		20
SERIES III
12-31-2012	14.98	1.24	[2,3]	0.75	1.98	(1.27)	(0.25)	—	(1.52)	15.45	13.35		0.24	[4]	0.25	[4]	7.77	[3]	18		53
12-31-2011	16.00	0.33	[2,3]	(0.87)	(0.54)	(0.32)	(0.16)	—	(0.48)	14.98	(3.36)		0.24	[4]	0.25	[4]	2.09	[3]	18		11
12-31-2010	15.19	0.39	[2,3]	0.92	1.31	(0.31)	(0.19)	—	(0.50)	16.00	8.71		0.25	[4]	0.24	[4]	2.54	[3]	16		10
12-31-2009[9]	12.50	0.50	[2,3]	2.45	2.95	(0.26)	— [10]	—	(0.26)	15.19	23.58	[7]	0.34	[4,8]	0.20	[4,8]	5.02	[3,8]	6		20

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

3.	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4.	Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.12% – 0.59%, 0.29% – 0.56%, 0.29% – 0.61% and 0.29% – 0.56% based on the mix of underlying funds held by the Portfolio for the years ended 12-31-12, 12-31-11, 12-31-10 and 12-31-09.

5.	Less than $500,000.

6.	The inception date for Series I shares is 4-30-10.

7.	Not annualized.

8.	Annualized.

9.	The inception date for Series II and Series III shares is 5-1-09.

10.	Less than $0.005 per share.

DISCIPLINED DIVERSIFICATION TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured		Net investment income loss (%)		Net assets end of period (in millions)		Portfolio turnover (%)
Disciplined Diversification Trust
SERIES I
12-31-2012	11.74	0.222		1.26	1.48	(0.30)	(0.17)	—	(0.47)	12.75	12.74	0.94		0.94		1.75		—	[3]	5
12-31-2011	12.32	0.202		(0.46)	(0.26)	(0.27)	(0.05)	—	(0.32)	11.74	(2.09)	0.91		0.91		1.64		—	[3]	13
12-31-2010	11.03	0.172		1.31	1.48	(0.19)	—	—	(0.19)	12.32	13.40	0.92		0.87		1.45		—	[3]	5
12-31-2009	8.90	0.162		2.26	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.22	0.94		0.75		1.72		—	[3]	62
12-31-2008[4]	12.50	0.19	[2]	(3.67)	(3.48)	(0.11)	(0.01))	—	(0.12)	8.90	(27.87)[5]	1.04	[6]	0.75	[6]	2.63	[6]	1		7
SERIES II
12-31-2012	11.75	0.192		1.28	1.47	(0.28)	(0.17)	—	(0.45)	12.77	12.59	1.14		1.14		1.54		212		5
12-31-2011	12.33	0.182		(0.47)	(0.29)	(0.24)	(0.05)	—	(0.29)	11.75	(2.29)	1.11		1.11		1.42		207		13
12-31-2010	11.04	0.152		1.30	1.45	(0.16)	—	—	(0.16)	12.33	13.18	1.12		1.07		1.33		240		5
12-31-2009	8.91	0.162		2.24	2.40	(0.19)	(0.08)	—	(0.27)	11.04	26.96	1.14		0.95		1.58		221		62
12-31-2008[4]	12.50	0.15	[2]	(3.64)	(3.49)	(0.09)	(0.01))	—	(0.10)	8.91	(27.96)[5]	1.24	[6]	0.95	[6]	2.13	[6]	117		7
SERIES NAV
12-31-2012	11.74	0.202		1.29	1.49	(0.31)	(0.17)	—	(0.48)	12.75	12.79	0.89		0.89		1.57		21		5
12-31-2011	12.32	0.212		(0.47)	(0.26)	(0.27)	(0.05)	—	(0.32)	11.74	(2.04)	0.86		0.86		1.68		130		13
12-31-2010	11.03	0.182		1.30	1.48	(0.19)	—	—	(0.19)	12.32	13.45	0.87		0.82		1.57		104		5
12-31-2009	8.90	0.172		2.25	2.42	(0.21)	(0.08)	—	(0.29)	11.03	27.27	0.89		0.70		1.66		46		62
12-31-2008[4]	12.50	0.16	[2]	(3.64)	(3.48)	(0.11)	(0.01)	—	(0.12)	8.90	(27.83)[5]	0.99	[6]	0.70	[6]	2.40	[6]	2		7

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

3	Less than $500,000.

4.	The inception date for Series I, Series II and Series NAV shares is 4-28-08.

5.	Not annualized.

6.	Annualized

FUNDAMENTAL HOLDINGS TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured		Net investment income loss (%)		Net assets end of period (in millions)		Portfolio turnover (%)
Fundamental Holdings Trust
SERIES I
12-31-2012	10.07	0.19	[2,3]	1.08	1.27	(0.17)	(0.02)	—	(0.19)	11.15	12.64	0.67	[4]	0.53	[4]	1.72	[3]	4		41
12-31-2011	10.34	0.19	[2,3]	(0.30)	(0.11)	(0.16)	—	—	(0.16)	10.07	(1.05)	0.66	[4]	0.66	[4]	1.86	[3]	3		3
12-31-2010	9.51	0.28	[2,3]	0.71	0.99	(0.16)	—	—	(0.16)	10.34	10.35	0.67	[4]	0.65	[4]	2.89	[3]	3		6
12-31-2009	7.61	0.23	[2,3]	1.82	2.05	(0.15)	—	—	(0.15)	9.51	26.88	0.67	[4,5]	0.63	[4]	2.64	[3]	—	[6]	3
12-31-2008	11.91	0.26	[2,3]	(3.96)	(3.70)	(0.27)	(0.33)	—	(0.60)	7.61	(30.92)	0.69	[4,5]	0.64	[4]	2.50	[3]	—	[6]	1
SERIES II
12-31-2012	10.08	0.14	[2,3]	1.12	1.26	(0.16)	(0.02)	—	(0.18)	11.16	12.47	0.82	[4]	0.68	[4]	1.33	[3]	1,002		41
12-31-2011	10.35	0.14	[2,3]	(0.26)	(0.12)	(0.15)	—	—	(0.15)	10.08	(1.20)	0.81	[4]	0.81	[4]	1.30	[3]	992		3
12-31-2010	9.52	0.14	[2,3]	0.83	0.97	(0.14)	—	—	(0.14)	10.35	10.19	0.82	[4]	0.80	[4]	1.38	[3]	1,122		6
12-31-2009	7.62	0.14	[2,3]	1.89	2.03	(0.13)	—	—	(0.13)	9.52	26.68	0.82	[4,5]	0.78	[4]	1.61	[3]	1,089		3
12-31-2008	11.91	0.48	[2,3]	(4.18)	(3.70)	(0.26)	(0.33)	—	(0.59)	7.62	(30.97)	0.84	[4]	0.79	[4]	4.98	[3]	600		1
SERIES III
12-31-2012	10.07	0.19	[2,3]	1.11	1.30	(0.21)	(0.02)	—	(0.23)	11.14	12.92	0.32	[4]	0.24	[4]	1.78	[3]	62		41
12-31-2011	10.34	0.19	[2,3]	(0.26)	(0.07)	(0.20)	—	—	(0.20)	10.07	(0.70)	0.31	[4]	0.31	[4]	1.86	[3]	60		3
12-31-2010	9.51	0.19	[2,3]	0.83	1.02	(0.19)	—	—	(0.19)	10.34	10.71	0.32	[4]	0.30	[4]	1.94	[3]	63		6
12-31-2009	7.61	0.22	[2,3]	1.86	2.08	(0.18)	—	—	(0.18)	9.51	27.27	0.32	[4,5]	0.28	[4]	2.52	[3]	57		3
12-31-2008	11.91	0.75	[2,3]	(4.41)	(3.66)	(0.31)	(0.33)	—	(0.64)	7.61	(30.61)	0.34	[4]	0.29	[4]	8.29	[3]	14		1

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

3.	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4.	Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.28% – 0.59%, 0.29% – 0.60%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the Portfolio for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5.	Does not include expenses of the investment companies in which the Portfolio invests.

6.	Less than $500,000.Per share operating performance for a share outstanding throughout the period

GLOBAL DIVERSIFICATION TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured		Net investment income loss (%)		Net assets end of period (in millions)		Portfolio turnover (%)
Global Diversification Trust
SERIES I
12-31-2012	9.56	0.20	[2,3]	1.31	1.51	(0.16)	(0.02)	—	(0.18)	10.89	15.84	0.67	[4]	0.57	[4]	1.89	[2]	13		28
12-31-2011	10.43	0.20	[2,3]	(0.88)	(0.68)	(0.19)	—	—	(0.19)	9.56	(6.49)	0.67	[4]	0.67	[4]	1.93	[2]	8		4
12-31-2010	9.44	0.38	[2,3]	0.81	1.19	(0.20)	—	—	(0.20)	10.43	12.57	0.67	[4]	0.66	[4]	3.93	[2]	6		6
12-31-2009	7.04	0.32	[2,3]	2.24	2.56	(0.16)	—	—	(0.16)	9.44	36.32	0.67	[4]	0.63	[4]	3.58	[2]	1		5
12-31-2008	11.88	0.23	[2,3]	(4.38)	(4.15)	(0.24)	(0.45)	—	(0.69)	7.04	(34.72)	0.69	[4]	0.64	[4]	2.31	[2]	—	[5]	6
SERIES II
12-31-2012	9.57	0.14	[2,3]	1.35	1.49	(0.15)	(0.02)	—	(0.17)	10.89	15.55	0.82	[4]	0.73	[4]	1.38	[2]	760		28
12-31-2011	10.43	0.17	[2,3]	(0.85)	(0.68)	(0.18)	—	—	(0.18)	9.57	(6.54)	0.82	[4]	0.82	[4]	1.61	[2]	740		4
12-31-2010	9.45	0.17	[2,3]	0.99	1.16	(0.18)	—	—	(0.18)	10.43	12.30	0.82	[4]	0.81	[4]	1.80	[2]	890		6
12-31-2009	7.04	0.14	[2,3]	2.42	2.56	(0.15)	—	—	(0.15)	9.45	36.29	0.82	[4]	0.78	[4]	1.73	[2]	861		5
12-31-2008	11.88	0.35	[2,3]	(4.51)	(4.16)	(0.23)	(0.45)	—	(0.68)	7.04	(34.85)	0.84	[4]	0.79	[4]	3.69	[2]	542		6

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

3.	Based on the average daily shares outstanding.

4.	Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.47% – 0.78%, 0.38% – 0.80%, 0.29% – 0.80%, 0.29% – 0.82% and 0.25% – 0.73%, based on the mix of underlying funds held by the portfolio for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5.	Less than $500,000.

SMALLER COMPANY GROWTH TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured		Net investment income loss (%)	Net assets end of period (in millions)	Portfolio turnover (%)
Smaller Company Growth Trust
SERIES I
12-31-2012	16.34	(0.02)[2]	2.60	2.58	—	(1.54)	—	(1.54)	17.38	16.22	1.18		1.03		(0.11)	75	80
12-31-2011	17.59	(0.10)[2]	(1.15)	(1.25)	—	—	—	—	16.34	(7.11)	1.17		1.05		(0.57)	78	89
12-31-2010	14.30	(0.08)[2]	3.61	3.53	—	(0.24)	—	(0.24)	17.59	25.04	1.16		1.04		(0.53)	101	79
12-31-2009[3]	13.59	— [2,6]	0.71	0.71	—	—	—	—	14.30	5.22 [7]	1.12	[4]	1.01	[4]	(0.26)[4]	95	95	[5]
SERIES II
12-31-2012	16.27	(0.06)[2]	2.59	2.53	—	(1.54)	—	(1.54)	17.26	15.98	1.38		1.23		(0.33)	17	80
12-31-2011	17.55	(0.13)[2]	(1.15)	(1.28)	—	—	—	—	16.27	(7.29)	1.37		1.25		(0.77)	20	89
12-31-2010	14.29	(0.11)[2]	3.61	3.50	—	(0.24)	—	(0.24)	17.55	24.85	1.36		1.24		(0.72)	26	79
12-31-2009[3]	13.59	(0.01)[2]	0.71	0.70	—	—	—	—	14.29	5.15 [7]	1.32	[4]	1.21	[4]	(0.46)[4]	24	95	[5]
SERIES NAV
12-31-2012	16.36	(0.01)[2]	2.60	2.59	—	(1.54)	—	(1.54)	17.41	16.27	1.13		0.98		(0.04)	118	80
12-31-2011	17.60	(0.09)[2]	(1.15)	(1.24)	—	—	—	—	16.36	(7.05)	1.13		1.00		(0.52)	113	89
12-31-2010	14.30	(0.07)[2]	3.61	3.54	—	(0.24)	—	(0.24)	17.60	25.12	1.11		0.99		(0.48)	123	79
12-31-2009	10.61	(0.06)[2]	3.75	3.69	—	—	—	—	14.30	34.78	1.34		1.23		(0.51)	114	95	[5]
12-31-2008[3]	12.50	(0.01)[2]	(1.88)	(1.89)	—	—	—	—	10.61	(15.12)[7]	1.30	[4]	1.18	[4]	(0.30)[4]	93	16

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

3.	The inception dates for Series I, Series II and Series NAV shares are 11-16-09, 11-16-09 and 10-7-08, respectively.

4.	Annualized.

5.	Excludes merger activity.

6.	Less than $0.005 per share.

7.	Not annualized.

CORE STRATEGY TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured		Net investment income loss (%)		Net assets end of period (in millions)		Portfolio turnover (%)
Core Strategy Trust
SERIES I
12-31-2012	12.40	0.43	[2,3]	1.12	1.55	(0.35)	(0.02)	—	(0.37)	13.58	12.53	0.13	[4]	0.13	[4]	3.21	[3]	—	[5]	110	[10]
12-31-2011	12.66	0.42	[2,3]	(0.39)	0.03	(0.29)	— [6]	—	(0.29)	12.40	0.21	0.12	[4]	0.11	[4]	3.34	[3]	—	[5]	8
12-31-2010	11.51	0.12	[2,3]	1.31	1.43	(0.25)	(0.03)	—	(0.28)	12.66	12.42	0.13	[4]	0.07	[4]	0.98	[3]	—	[5]	15
12-31-2009	9.67	0.18	[2,3]	1.92	2.10	(0.18)	(0.08)	—	(0.26)	11.51	21.87	0.13	[4]	0.07	[4]	1.80	[3]	—	[5]	22
12-31-20087	13.09	0.14	[2,3]	(3.40)	(3.26)	(0.15)	(0.01)	—	(0.16)	9.67	(24.84)[8]	0.15	[4,9]	0.07	[4,9]	1.79	[3,9]	—	[5]	5
SERIES II
12-31-2012	12.44	0.32	[2,3]	1.21	1.53	(0.33)	(0.02)	—	(0.35)	13.62	12.27	0.33	[4]	0.33	[4]	2.36	[3]	688		110	[10]
12-31-2011	12.70	0.25	[2,3]	(0.25)	— [6]	(0.26)	—	—	(0.26)	12.44	0.01	0.32	[4]	0.31	[4]	1.95	[3]	653		8
12-31-2010	11.55	0.23	[2,3]	1.18	1.41	(0.23)	(0.03)	—	(0.26)	12.70	12.17	0.33	[4]	0.27	[4]	1.94	[3]	680		15
12-31-2009	9.70	0.18	[2,3]	1.91	2.09	(0.16)	(0.08)	—	(0.24)	11.55	21.65	0.33	[4]	0.27	[4]	1.72	[3]	588		22
12-31-20087	13.39	0.15	[2,3]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70	(26.47)	0.35	[4]	0.27	[4]	1.31	[3]	354		5
SERIES NAV
12-31-2012	12.40	0.39	[2,3]	1.17	1.56	(0.36)	(0.02)	—	(0.38)	13.58	12.58	0.08	[4]	0.08	[4]	2.92	[3]	51		110	[10]
12-31-2011	12.67	0.35	[2,3]	(0.33)	0.02	(0.29)	— [6]	—	(0.29)	12.40	0.18	0.07	[4]	0.06	[4]	2.74	[3]	33		8
12-31-2010	11.51	0.32	[2,3]	1.13	1.45	(0.26)	(0.03)	—	(0.29)	12.67	12.56	0.08	[4]	0.02	[4]	2.69	[3]	19		15
12-31-2009	9.67	0.43	[2,3]	1.68	2.11	(0.19)	(0.08)	—	(0.27)	11.51	21.93	0.08	[4]	0.02	[4]	3.97	[3]	9		22
12-31-2008[7]	13.09	0.27	[2,3]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67	(24.82)[8]	0.10	[4,9]	0.02	[4,9]	3.85	[3,9]	—	[5]	5

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

3.	Recognition of net investment income by the Portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the Portfolio invests.

4.	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolio was as follows: 0.49% – 0.59%, 0.48% – 0.50%, 0.48% – 0.50%, 0.49% – 0.51% and 0.49% – 0.57%, for the years ended 12-31-12, 12-31-11, 12-31-10, 12-31-09 and 12-31-08, respectively.

5.	Less than $500,000.

6.	Less than $0.005 per share.

7.	The inception date for Series I and Series NAV shares is 4-28-08.

8.	Not annualized.

9.	Annualized.

10.	Increase in the Portfolio Turnover is directly attributable to in-kind transactions that are related to the reorganization of the underlying funds held by the Trust.

FUNDAMENTAL LARGE CAP VALUE TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)		Expenses including reductions and amounts recaptured	Net investment income loss (%)	Net assets end of period (in millions)		Portfolio turnover (%)
Fundamental Large Cap Value Trust
SERIES I
12-31-2012	9.91	0.19	[2]	2.22	2.41	(0.14)	—	—	(0.14)	12.18	24.42	0.76		0.75	1.67	67		42
12-31-2011	9.84	0.15	[2]	0.02	0.17	(0.10)	—	—	(0.10)	9.91	1.75	0.78		0.78	1.53	45		108
12-31-2010	8.83	0.13	[2]	1.06	1.19	(0.18)	—	—	(0.18)	9.84	13.56	0.78	[3]	0.78	1.43	—	[3]	154
12-31-2009	7.24	0.13	[2]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.47	0.78		0.78	1.69	1		150
12-31-2008	12.77	0.20	[2]	(5.46)	(5.26)	(0.27)	—	—	(0.27)	7.24	(41.20)	0.75	[3]	0.75	1.74	—	[3]	176
SERIES II
12-31-2012	9.98	0.16	[2]	2.25	2.41	(0.12)	—	—	(0.12)	12.27	24.23	0.96		0.95	1.46	17		42
12-31-2011	9.90	0.13	[2]	0.03	0.16	(0.08)	—	—	(0.08)	9.98	1.63	0.98		0.98	1.33	13		108
12-31-2010	8.90	0.13	[2]	1.03	1.16	(0.16)	—	—	(0.16)	9.90	13.11	0.98		0.98	1.39	14		154
12-31-2009	7.28	0.11	[2]	1.66	1.77	(0.15)	—	—	(0.15)	8.90	24.50	0.98		0.98	1.50	14		150
12-31-2008	12.83	0.18	[2]	(5.49)	(5.31)	(0.24)	—	—	(0.24)	7.28	(41.36)	0.95		0.95	1.65	13		176
SERIES NAV
12-31-2012	9.91	0.19	[2]	2.23	2.42	(0.15)	—	—	(0.15)	12.18	24.48	0.71		0.70	1.68	441		42
12-31-2011	9.83	0.16	[2]	0.02	0.18	(0.10)	—	—	(0.10)	9.91	1.90	0.73		0.73	1.58	270		108
12-31-2010	8.83	0.14	[2]	1.05	1.19	(0.19)	—	—	(0.19)	9.83	13.51	0.73		0.73	1.60	189		154
12-31-2009	7.24	0.13	[2]	1.63	1.76	(0.17)	—	—	(0.17)	8.83	24.53	0.73		0.73	1.78	260		150
12-31-2008	12.77	0.21	[2]	(5.46)	(5.25)	(0.28)	—	—	(0.28)	7.24	(41.15)	0.70		0.70	1.91	331		176

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

3.	Less than $500,000.

SMALL CAP OPPORTUNITIES TRUST

John Hancock Variable Insurance Trust

FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period

												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period Ended	Net asset value beginning of period ($)	Net investment income (loss) ($)		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income ($)	From net realized gain ($)	From paid-in capital ($)	Total distributions ($)	Net asset value end of period ($)	Total return (%)	Expenses before reductions and amounts recaptured (%)	Expenses including reductions and amounts recaptured	Net investment income loss (%)	Net assets end of period (in millions)	Portfolio turnover (%)
Small Cap Opportunities Trust
SERIES I
12-31-2012	18.94	0.12	[2]	3.07	3.19	—	—	—	—	22.13	16.84	1.11	1.02	0.59	32	25
12-31-2011	19.58	—	[2,3]	(0.62)	(0.62)	(0.02)	—	—	(0.02)	18.94	(3.16)	1.10	1.01	(0.02)	32	36
12-31-2010	15.10	0.02	[2]	4.46	4.48	—	—	—	—	19.58	29.67	1.10	1.02	0.11	45	37
12-31-2009	11.28	(0.01)[2]		3.83	3.82	—	—	—	—	15.10	33.87	1.27	1.19	(0.08)	36	54
12-31-2008	20.65	0.17	[2]	(8.62)	(8.45)	(0.35)	(0.52)	(0.05)	(0.92)	11.28	(42.13)	1.11	1.11	1.03	33	107
SERIES II
12-31-2012	18.78	0.08	[2]	3.04	3.12	—	—	—	—	21.90	16.61	1.31	1.22	0.37	32	25
12-31-2011	19.44	(0.04)[2]		(0.61)	(0.65)	(0.01)	—	—	(0.01)	18.78	(3.32)	1.30	1.21	(0.21)	33	36
12-31-2010	15.03	(0.01)[2]		4.42	4.41	—	—	—	—	19.44	29.34	1.30	1.22	(0.08)	40	37
12-31-2009	11.25	(0.04)[2]		3.82	3.78	—	—	—	—	15.03	33.60	1.47	1.39	(0.28)	31	54
12-31-2008	20.57	0.14	[2]	(8.58)	(8.44)	(0.31)	(0.52)	(0.05)	(0.88)	11.25	(42.25)	1.31	1.31	0.83	26	107
SERIES NAV
12-31-2012	18.84	0.13	[2]	3.05	3.18	—	—	—	—	22.02	16.88	1.06	0.97	0.63	91	25
12-31-2011	19.47	0.01	[2]	(0.62)	(0.61)	(0.02)	—	—	(0.02)	18.84	(3.12)	1.05	0.96	0.04	88	36
12-31-2010	15.01	0.03	[2]	4.43	4.46	—	—	—	—	19.47	29.71	1.05	0.97	0.16	98	37
12-31-2009	11.20	—	[2,3]	3.81	3.81	—	—	—	—	15.01	34.02	1.22	1.14	— [4]	86	54
12-31-2008	20.53	0.17	[2]	(8.57)	(8.40)	(0.36)	(0.52)	(0.05)	(0.93)	11.20	(42.13)	1.06	1.08	1.04	86	107

1.	Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.

2.	Based on the average daily shares outstanding.

3.	Less than $0.005 per share.

4.	Less than 0.005%.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

ALL CAP VALUE TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 2:00 p.m., Eastern Time, October 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 12, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of All Cap Value Trust into Fundamental Large Cap Value Trust.	☐	☐	☐

(Only shareholders of All Cap Value Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

CORE ALLOCATION PLUS TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 2:00 p.m., Eastern Time, October 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 12, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of Core Allocation Plus Trust into Core Strategy Trust.	☐	☐	☐

(Only shareholders of Core Allocation Plus Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

CORE FUNDAMENTAL HOLDINGS TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 2:00 p.m., Eastern Time, October 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 12, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of Core Fundamental Holdings Trust into Core Strategy Trust.	☐	☐	☐

(Only shareholders of Core Fundamental Holdings Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

CORE GLOBAL DIVERSIFICATION TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 2:00 p.m., Eastern Time, October 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 12, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW	)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of Core Global Diversification Trust into Core Strategy Trust.	☐	☐	☐

(Only shareholders of Core Global Diversification Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

DISCIPLINED DIVERSIFICATION TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 2:00 p.m., Eastern Time, October 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 12, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of Disciplined Diversification Trust into Core Strategy Trust.	☐	☐	☐

(Only shareholders of Disciplined Diversification Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

FUNDAMENTAL HOLDINGS TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 2:00 p.m., Eastern Time, October 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 12, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of Fundamental Holdings Trust into Core Strategy Trust.	☐	☐	☐

(Only shareholders of Fundamental Holdings Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

GLOBAL DIVERSIFICATION TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 2:00 p.m., Eastern Time, October 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 12, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of Global Diversification Trust into Core Strategy Trust.	☐	☐	☐

(Only shareholders of Global Diversification Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

P.O. BOX 9112

FARMINGDALE, NY 11735

VOTE BY PHONE	VOTE ON THE INTERNET	VOTE BY MAIL

- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand	- Read the Proxy Statement/Prospectus and have this card at hand

- Call toll-free 1-800-690-6903	- Log on to www.proxyvote.com	- Check the appropriate boxes on reverse side

- Follow the recorded instructions	- Follow the on-screen instructions	- Sign and date Voting Instructions

- Do not return this paper ballot	- Do not return this paper ballot	- Return promptly in the enclosed envelope

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

VOTING INSTRUCTIONS FORM

SMALLER COMPANY GROWTH TRUST

INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York to vote all shares of John Hancock Variable Insurance Trust attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 2:00 p.m., Eastern Time, October 10, 2013, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

Voting pursuant to these instructions will be as specified. If no specification is made as to an item on a properly executed Voting Instructions Form, voting will be for such item. This voting instructions form is provided for the shares of the above referenced fund attributable to your contract values as of August 12, 2013. Please sign, date, and return the voting instructions form in the enclosed postage-paid envelope.

VOTING INSTRUCTIONS MUST BE RECEIVED BY THE CLOSE OF BUSINESS ON OCTOBER 9, 2013 TO BE VOTED AT THE MEETING TO BE HELD ON OCTOBER 10, 2013.

THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) AND JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK IN CONNECTION WITH THE SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK VARIABLE INSURANCE TRUST.

(ARROW)

Date: ,	2013

PLEASE SIGN IN BOX BELOW:

Signature(s), Title(s), if applicable

If a contract is held jointly, each contract owner should sign. If only one signs his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign his or her own name, indicating that he or she is a “Partner.” If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a “Trustee.”

(ARROW)	PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR ☒	(ARROW)

NUMBER 2 PENCIL.

PLEASE DO NOT USE FINE POINT PENS.

These voting instructions, if properly executed, will be voted in the manner directed by the contract owner. IF NO DIRECTION IS MADE, THESE VOTING INSTRUCTIONS WILL BE VOTED “FOR” THE PROPOSAL. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

		FOR	AGAINST	ABSTAIN
Proposal	Approval of Agreement and Plan of Reorganization providing for the reorganization of Smaller Company Growth Trust into Small Cap Opportunities Trust.	☐	☐	☐

(Only shareholders of Smaller Company Growth Trust will vote on the Proposal)

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, Massachusetts 02210-2805

STATEMENT OF ADDITIONAL INFORMATION

Dated: August 19, 2013

This Statement of Additional Information is available to the shareholders of the eight series or funds of John Hancock Variable Insurance Trust (“JHVIT”) (each an “Acquired Fund”) set forth in the table below in connection with the proposed reorganization providing for the combination of each Acquired Fund into another series or funds of JHVIT (each an “Acquiring Fund”), also set forth in the table below (each, a “Reorganization” and, together, the “Reorganizations”).

Acquired Fund	Acquiring Fund
All Cap Value Trust	Fundamental Large Cap Value Trust
Core Allocation Plus Trust	Core Strategy Trust
Core Fundamental Holdings Trust	Core Strategy Trust
Core Global Diversification Trust	Core Strategy Trust
Disciplined Diversification Trust	Core Strategy Trust
Fundamental Holdings Trust	Core Strategy Trust
Global Diversification Trust	Core Strategy Trust
Smaller Company Growth Trust	Small Cap Opportunities Fund

This Statement of Additional Information is not a prospectus but should be read in conjunction with JHVIT’s Proxy Statement/Prospectus dated August 19, 2013 for the Special Meeting of Shareholders of the Acquired Funds to be held on October 10, 2013. The Proxy Statement/Prospectus, which describes the Reorganizations, may be obtained without charge by writing to JHVIT at the address above or by calling the following toll free telephone number: (800) 344-1029.

Statement of Additional Information of JHVIT dated April 30, 2013, as supplemented, relating to the Acquired Funds and the Acquiring Funds.

Audited Financial Statements of JHVIT for the fiscal year ended December 31, 2012, relating to the Acquired Funds and the Acquiring Funds.

Pro forma Financial Information for each Reorganization.

INFORMATION INCORPORATED BY REFERENCE

This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 2-94157; 811-04146):

1.	The Statement of Additional Information of JHVIT dated April 30, 2013, as supplemented, relating to the Acquired Funds and the Acquiring Funds.

2.	The Audited Financial Statements of JHVIT for the fiscal year ended December 31, 2012, relating to the Acquired Funds and the Acquiring Funds, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to JHVIT’s Annual Report to Shareholders dated December 31, 2012 filed with the SEC on Form N-CSR on March 6, 2013, insofar as such financial statements and report relate to the Acquired Funds and the Acquiring Funds.

PRO FORMA FINANCIAL INFORMATION

Combination of All Cap Value Trust into Fundamental Large Cap Value Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders of All Cap Value Trust and Fundamental Large Cap Value Trust for the fiscal year ended December 31, 2012, which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2012 is intended to present ratios and supplemental data as if the merger of All Cap Value Trust, or Acquired Fund, into Fundamental Large Cap Value Trust, or Acquiring Fund (collectively, the “Funds”), had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which operates as a fund of funds that invests in a portfolio of underlying equity and fixed-income funds.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund and Acquiring Fund had effective advisory fee rates of 0.77% and 0.66%, respectively, for the fiscal year ended December 31, 2012.

As of December 31, 2012, the net assets of: (i) the Acquired Fund were $497,300,879; and (ii) the Acquiring Fund were $525,475,647. The net assets of the combined fund as of December 31, 2012 would have been $1,022,692,415, reflecting a reduction of $84,111 due to estimated reorganization costs.

On a pro forma basis, for the year ended December 31, 2012, this proposed reorganization would result in a $76,200 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $25,358, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The majority of the securities held by the Acquired Fund, consisting substantially of equity securities, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

Although the merger is not expected to qualify as a tax-free reorganization for federal income tax purposes, the transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2012, All Cap Value Trust and Fundamental Large Cap Value Trust had total capital loss carryforwards of $0 and $352,388,960, respectively; the availability of All Cap Value Trust’s carryforwards to offset future capital gains, if any, in the Acquiring Fund may be limited.

The estimated reorganization costs of $84,111 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by John Hancock Investment Management Services LLC, the Funds’ investment advisor (“JHIMS”).

1

Combination of Core Allocation Plus Trust into Core Strategy Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders of Core Allocation Plus Trust and Core Strategy Trust for the fiscal year ended December 31, 2012, which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2012 is intended to present ratios and supplemental data as if the merger of Core Allocation Plus Trust, or Acquired Fund, into Core Strategy Trust, or Acquiring Fund (collectively, the “Funds”), had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which operates as a fund of funds that invests in a portfolio of underlying equity and fixed-income funds.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund and Acquiring Fund had effective advisory fee rates of 0.91% and 0.05%, respectively, for the fiscal year ended December 31, 2012.

As of December 31, 2012, the net assets of: (i) the Acquired Fund were $178,481,118; and (ii) the Acquiring Fund were $739,455,244. The net assets of the combined fund as of December 31, 2012 would have been $917,867,198, reflecting a reduction of $69,164 due to estimated reorganization costs.

On a pro forma basis, for the year ended December 31, 2012, this proposed reorganization as a stand-alone transaction would result in a $1,754,832 decrease in the combined management fees charged, and a increase in combined other operating expenses (including custody fees, audit fees and indirect fund of fund fees) of $913,940, due to the combined fund eliminating duplicative expenses, achieving other operating economies of scale, and taking on the Acquiring Fund’s indirect fund of fund fees, resulting in a $0.01 per share expense decrease. Because it is proposed that five additional series of JHVIT also reorganize into Core Strategy Trust, assuming that all of the proposed Reorganizations with Core Strategy Trust are approved, the transactions, taken together, on a pro forma basis, for the year ended December 31, 2012, would result in a $3,617,728 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $8,915,082, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.05 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The securities held by the Acquired Fund, consisting substantially of equity securities of U.S. and multi-national companies, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2012, Core Allocation Plus Trust and Core Strategy Trust had total capital loss carryforwards of $0 and $0, respectively.

The estimated reorganization costs of $69,164 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

2

Combination of Core Fundamental Holdings Trust into Core Strategy Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders of Core Fundamental Holdings Trust and Core Strategy Trust for the fiscal year ended December 31, 2012, which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2012 is intended to present ratios and supplemental data as if the merger of Core Fundamental Holdings Trust, or Acquired Fund, into Core Strategy Trust, or Acquiring Fund (collectively, the “Funds”), had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which operates as a fund of funds that invests in a portfolio of underlying equity and fixed-income funds.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund and Acquiring Fund had effective advisory fee rates of 0.05% and 0.05%, respectively, for the fiscal year ended December 31, 2012.

As of December 31, 2012, the net assets of: (i) the Acquired Fund were $335,188,716; and (ii) the Acquiring Fund were $739,455,244. The net assets of the combined fund as of December 31, 2012 would have been $1,074,586,526, reflecting a reduction of $57,434 due to estimated reorganization costs.

On a pro forma basis, for the year ended December 31, 2012, this proposed reorganization as a stand-alone transaction would result in a $31,527 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $706,686, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease. Because it is proposed that five additional series of JHVIT also reorganize into Core Strategy Trust, assuming that all of the proposed Reorganizations with Core Strategy Trust are approved, the transactions, taken together, on a pro forma basis, for the year ended December 31, 2012, would result in a $3,617,728 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $8,915,082, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.05 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The securities held by the Acquired Fund, consisting substantially of underlying funds, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2012, Core Fundamental Holdings Trust and Core Strategy Trust had total capital loss carryforwards of $0 and $0, respectively.

The estimated reorganization costs of $57,434 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

3

Combination of Core Global Diversification Trust into Core Strategy Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders of Core Global Diversification Trust and John Hancock Variable Insurance Trust Core Strategy Trust for the fiscal year ended December 31, 2012, which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the fiscal year ended December 31, 2012 is intended to present ratios and supplemental data as if the merger of Core Global Diversification Trust, or Acquired Fund, into Core Strategy Trust, or Acquiring Fund, (collectively, the “Funds”) had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which operates as a fund of funds that invests in a portfolio of underlying equity and fixed-income funds.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. Core Global Diversification Trust and Core Strategy Trust had effective advisory fee rates of 0.05% and 0.05%, respectively, for the fiscal year ended December 31, 2012.

As of December 31, 2012, the net assets of: (i) the Acquired Fund were $330,843,050; and (ii) the Acquiring Fund were $739,455,244. The net assets of the combined fund as of December 31, 2012 would have been $1,070,234,064, reflecting a reduction of $64,230 due to estimated reorganization costs.

On a pro forma basis, for the year ended December 31, 2012, this proposed reorganization as a stand-alone transaction would result in a $37,021 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $881,797, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.01 per share expense decrease. Because it is proposed that five additional series of JHVIT also reorganize into Core Strategy Trust, assuming that all of the proposed Reorganizations with Core Strategy Trust are approved, the transactions, taken together, on a pro forma basis, for the year ended December 31, 2012, would result in a $3,617,728 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $8,915,082, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.05 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The securities held by the Acquired Fund, consisting substantially of underlying funds, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2012, Core Global Diversification Trust and Core Strategy Trust had total capital loss carryforwards of $7,061,932 and $0, respectively; the availability of Core Global Diversification Trust’s carryforwards to offset future capital gains, if any, in the Acquiring Fund may be limited.

4

The estimated reorganization costs of $64,230 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

Combination of Disciplined Diversification Trust into Core Strategy Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders of Disciplined Diversification Trust and Core Strategy Trust for the fiscal year ended December 31, 2012, which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2012 is intended to present ratios and supplemental data as if the merger of Disciplined Diversification Trust, or Acquired Fund, into Core Strategy Trust, or Acquiring Fund (collectively, the “Funds”), had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which operates as a fund of funds that invests in a portfolio of underlying equity and fixed-income funds.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund and Acquiring Fund had effective advisory fee rates of 0.74% and 0.05%, respectively, for the fiscal year ended December 31, 2012.

As of December 31, 2012, the net assets of: (i) the Acquired Fund were $233,278,807; and (ii) the Acquiring Fund were $739,455,244. The net assets of the combined fund as of December 31, 2012 would have been $972,647,235, reflecting a reduction of $86,816 due to estimated reorganization costs.

On a pro forma basis, for the year ended December 31, 2012, this proposed reorganization as a stand-alone transaction would result in a $1,746,440 decrease in the combined management fees charged, and a increase in combined other operating expenses (including custody fees, audit fees and indirect fund of fund expenses) of $954,467, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.01 per share expense decrease. Because it is proposed that five additional series of JHVIT also reorganize into Core Strategy Trust, assuming that all of the proposed Reorganizations with Core Strategy Trust are approved, the transactions, taken together, on a pro forma basis, for the year ended December 31, 2012, would result in a $3,617,728 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $8,915,082, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.05 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The majority of securities held by the Acquired Fund, consisting substantially of equity and fixed-income securities of U.S. and multinational issuers, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The merger is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2012, Disciplined Diversification Trust and Core Strategy Trust had total capital loss carryforwards of $0 and $0, respectively.

5

The estimated reorganization costs of $86,816 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

Combination of Fundamental Holdings Trust into Core Strategy Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders of Fundamental Holdings Trust and Core Strategy Trust for the fiscal year ended December 31, 2012, which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2012 is intended to present ratios and supplemental data as if the merger of Fundamental Holdings Trust, or Acquired Fund, into Core Strategy Trust, or Acquiring Fund (collectively, the “Funds”), had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which operates as a fund of funds that invests in a portfolio of underlying equity and fixed-income funds.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund and Acquiring Fund had effective advisory fee rates of 0.04% and 0.05%, respectively, for the fiscal year ended December 31, 2012.

As of December 31, 2012, the net assets of: (i) the Acquired Fund were $1,068,240,965; and (ii) the Acquiring Fund were $739,455,244. The net assets of the combined fund as of December 31, 2012 would have been $1,807,554,696, reflecting a reduction of $141,513 due to estimated reorganization costs.

On a pro forma basis, for the year ended December 31, 2012, this proposed reorganization as a stand-alone transaction would result in a $27,942 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $4,573,706, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.03 per share expense decrease. Because it is proposed that five additional series of JHVIT also reorganize into Core Strategy Trust, assuming that all of the proposed Reorganizations with Core Strategy Trust are approved, the transactions, taken together, on a pro forma basis, for the year ended December 31, 2012, would result in a $3,617,728 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $8,915,082, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.05 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The securities held by the Acquired Fund, consisting substantially of underlying funds and ETFs, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The merger is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2012, Fundamental Holdings Trust and Core Strategy Trust had total capital loss carryforwards of $0 and $0, respectively.

6

The estimated reorganization costs of $141,513 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

Combination of Global Diversification Trust into Core Strategy Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders of Global Diversification Trust and Core Strategy Trust for the fiscal year ended December 31, 2012, which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2012 is intended to present ratios and supplemental data as if the merger of Global Diversification Trust, or Acquired Fund, into Core Strategy Trust, or Acquiring Fund (collectively, the “Funds”), had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which operates as a fund of funds that invests in a portfolio of underlying equity and fixed-income funds.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund and Acquiring Fund had effective advisory fee rates of 0.04% and 0.05%, respectively, for the fiscal year ended December 31, 2012.

As of December 31, 2012, the net assets of: (i) the Acquired Fund were $772,592,430; and (ii) the Acquiring Fund were $739,455,244. The net assets of the combined fund as of December 31, 2012 would have been $1,511,924,522, reflecting a reduction of $123,152 due to estimated reorganization costs.

On a pro forma basis, for the year ended December 31, 2012, this proposed reorganization as a stand-alone transaction would result in a $19,968 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $4,621,300, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.04 per share expense decrease. Because it is proposed that five additional series of JHVIT also reorganize into Core Strategy Trust, assuming that all of the proposed Reorganizations with Core Strategy Trust are approved, the transactions, taken together, on a pro forma basis, for the year ended December 31, 2012, would result in a $3,617,728 decrease in the combined management fees charged, and a decrease in combined other operating expenses (including custody fees and audit fees) of $8,915,082, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a $0.05 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The securities held by the Acquired Fund, consisting substantially of underlying funds, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2012, Global Diversification Trust and Core Strategy Trust had total capital loss carryforwards of $17,545,804 and $0, respectively; the availability of Global Diversification Trust’s carryforwards to offset future capital gains, if any, in the Acquiring Fund may be limited.

7

The estimated reorganization costs of $123,152 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

Combination of Smaller Company Growth Trust into Small Cap Opportunities Trust

The unaudited pro forma information provided herein should be read in conjunction with the audited Annual Report to Shareholders of Smaller Company Growth Trust and Small Cap Opportunities Trust for the fiscal year ended December 31, 2012, which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2012 is intended to present ratios and supplemental data as if the merger of Smaller Company Growth Trust, or Acquired Fund, into Small Cap Opportunities Trust, or Acquiring Fund (collectively, the “Funds”), had been consummated at December 31, 2011. The merger is intended to consolidate the Acquired and Acquiring Funds, each of which operates as a fund of funds that invests in a portfolio of underlying equity and fixed-income funds.

The Funds have the same administrator, fund recordkeeping services agent, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same terms. The Acquired Fund and Acquiring Fund had effective advisory fee rates of 1.07% and 1.00%, respectively, for the fiscal year ended December 31, 2012.

As of December 31, 2012, the net assets of: (i) the Acquired Fund were $210,993,641; and (ii) the Acquiring Fund were $154,373,565. The net assets of the combined fund as of December 31, 2012 would have been $365,223,686, reflecting a reduction of $143,520 due to estimated reorganization costs.

On a pro forma basis, for the year ended December 31, 2012, this proposed reorganization would result in a $104,083 decrease in the combined management fees charged, and a increase in combined other operating expenses (including custody fees and audit fees) of $35,719, due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation or Subchapter M income tax compliance. The Acquiring Fund will be the accounting survivor of the proposed reorganization and will also maintain the performance history of the Acquiring Fund at the closing of the proposed reorganization.

The majority of securities held by the Acquired Fund, consisting substantially of small cap equity securities, will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

Although the merger is not expected to qualify as a tax-free reorganization for federal income tax purposes, the transaction is not expected to be a taxable event for federal income tax purposes for variable annuity or variable life insurance contract owners whose contract values are determined by investment in shares of those Funds. Accordingly, the aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger.

At December 31, 2012, Smaller Company Growth Trust and Small Cap Opportunities Trust had total capital loss carryforwards of $0 and $45,357,445, respectively; the availability of Smaller Company Growth Trust’s carryforwards to offset future capital gains, if any, in the Acquiring Fund may be limited.

The estimated reorganization costs of $143,520 incurred in connection with entering into and carrying out the provisions of the Agreement and Plan of Reorganization will be borne by the Acquired Fund. If the Reorganization is not consummated, the expenses of the Reorganization as to that Fund will be paid by JHIMS.

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